As filed with the Securities and Exchange Commission on April 29, 2005




                               File No. 33-31375

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____




                      [X] Post-Effective Amendment No. 28




                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940




                              [X] Amendment No. 29





                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
                           (Exact Name of Registrant)

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)


                  Depositor's Telephone Number: (317) 285-1877

     John C. Swhear, Esq., One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)


Title of Securities              Interests in group variable annuity
  Being Registered:                contracts


It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


 X        on    May 1, 2005  pursuant to paragraph (b) of Rule 485
_____         --------------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485
____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                       2

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional
Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------


15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Auditors
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   PROSPECTUS

                                       for

                             AUL American Unit Trust

                             OneAmerica Funds, Inc.

                                   May 1, 2005



                                  Sponsored by:

                                   AUL (LOGO)

                    American United Life Insurance Company(R)
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148
                               http://www.aul.com

                                   Prospectus
                             AUL American Unit Trust
                        GROUP VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269
                     Annuity Service Office Mailing Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148


     This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any employer, trust, custodian, association, or or other entity may enter into the Contracts. Sponsors of specialized plans that do not qualify for favorable tax treatment, such as non-qualified Section 457 plans, may also purchase Contracts.

     This Prospectus describes Contracts that allow ongoing contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.


     A Participant may allocate contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the mutual funds. A Contract Participant does not own shares of the mutual fund; instead, a Participant owns units in the Variable Account. For example, if a Participant decides to allocate his contributions to the OneAmerica Value Investment Account, those contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio. A Participant's Account Value may fluctuate depending on the investment performance of the underlying mutual fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating contributions to the Variable Account, a Participant may allocate contributions to AUL's Fixed Interest Account. These contributions will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." A Participant may allocate contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

     This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2005, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

     This Prospectus should be accompanied by a current Prospectus for each fund being considered. Each of these prospectuses should be read carefully and retained for future reference.



                   The date of this Prospectus is May 1, 2005

                                TABLE OF CONTENTS
Description                                               Page

DEFINITIONS  ...........................................      4
SUMMARY  ...............................................      6
  Purpose of the Contracts  ............................      6
  Types of Contracts  ..................................      6
  The Variable Account and the Funds  ..................      6
  Fixed Interest Account................................      12
  Contributions  .......................................      12
  Transfers  ...........................................      12
  Withdrawals  .........................................      12
  The Death Benefit  ...................................      12
  Annuity Options  .....................................      12
  Charges  .............................................      12
    Withdrawal Charge  .................................      12
    Premium Tax Charge  ................................      12
    Asset Charge  ......................................      12
    Administrative Charge  .............................      13
    Additional Charges and Fees  .......................      13
    Expenses of the Funds  .............................      13
  Ten-Day Free Look  ...................................      13
  Termination by the Owner  ............................      13
  Contacting AUL  ......................................      13
EXPENSE TABLE  .........................................      14
CONDENSED FINANCIAL INFORMATION  .......................      16
INFORMATION ABOUT AUL, THE VARIABLE
  ACCOUNT, AND THE FUNDS  ..............................      26
  American United Life Insurance Company(R)  ...........      26
  Variable Account  ....................................      26
  The Funds  ...........................................      26
  OneAmerica Funds, Inc.  ..............................      27
  AIM Growth Series Fund ...............................      27
  AIM Sector Funds, Inc. ...............................      28
  AIM Stock Funds, Inc. ................................      28
  Alger American Fund ..................................      29
  The AllianceBernstein(SM) Growth Funds ...............      29
  The AllianceBernstein(SM) International
    Growth Funds .......................................      29
  The AllianceBernstein(SM) Value Funds ................      29
  Allianz Funds ........................................      30
  American Century(R) Capital Portfolios, Inc. .........      31
  American Century(R) Ginnie Mae Fund ..................      31
  American Century(R) Mutual Funds, Inc. ...............      31
  American Century(R) Quantitative Equity
    Funds, Inc. ........................................      32
  American Century(R) Strategic
    Asset Allocations, Inc. ............................      32
  American Century(R) Variable Portfolios, Inc. ........      33
  American Century(R) World Mutual Funds, Inc. .........      33
  Ariel Mutual Funds, Inc. .............................      33
  Calvert Income Fund ..................................      33
  Calvert New Vision Small Cap Fund ....................      33
  Calvert Social Investment Fund .......................      34
  Calvert Variable Series, Inc. ........................      34
  Dreyfus Growth and Value Funds, Inc. .................      34
  Dreyfus Premier New Leaders, Inc. ....................      34
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS..................................      35
  Dreyfus Premier Worldwide Growth, Inc. ...............      35
  The Dreyfus/Laurel Funds, Inc. .......................      35
  The Dreyfus Premier Third Century Fund,Inc............      35
  Fidelity(R) Advisor Funds ............................      35
  Fidelity(R) Variable Insurance Products Fund .........      37
  Franklin Capital Growth Fund .........................      38
  Franklin Flex Cap Growth Fund ........................      38
  Franklin Strategic Series Fund .......................      38
  Janus Adviser Series .................................      39
  Janus Aspen Series ...................................      39
  Lifepoints(R) Funds (Russell Lifepoints(R)............      39
  Lord Abbett Blend Trust ... ..........................      40
  Lord Abbett Developing Growth, Inc. ..................      40
  Lord Abbett Mid-Cap Value, Inc. ......................      40
  Lord Abbett Research Fund, Inc. ......................      41
  MFS(R) International New Discovery Fund ..............      41
  MFS(R) Mid Cap Growth Fund ...........................      41
  MFS(R) Strategic Value Fund ..........................      41
  MFS(R) Value Fund ....................................      41
  Neuberger Berman LLC .................................      42
  OppenheimerFunds(R) ..................................      42
  PBHG Funds ...........................................      43
  PBHG Insurance Series Fund ...........................      43
  Pacific Investment Management Series .................      44
  Pioneer Fund .........................................      44
  Pioneer High Yield ...................................      44
  Pioneer Mid-Cap Value ................................      44
  Pioneer Oak Ridge Large Cap Growth ...................      44
  Pioneer Papp Small and Mid Cap Growth ................      45
  Pioneer Small Cap Value...............................      45
  Pioneer Variable Life Contracts Trust ................      45
  State Street Equity 500 Index Fund ...................      45
  Templeton Foreign Fund ...............................      46
  Templeton Growth Fund ................................      46
  Thornburg Investment Trust ...........................      46
  T. Rowe Price Blue Chip Growth Fund, Inc. ............      46
  T. Rowe Price Equity Income Fund..... ................      47
  T. Rowe Price Growth Stock, Inc. ........ ............      47
  T. Rowe Price International Funds, Inc. ..............      47
  T. Rowe Price Mid-Cap Growth Fund, Inc. ..............      47
  T. Rowe Price Mid-Cap Value Fund, Inc..... ...........      47
  Vanguard Explorer Fund, Inc. .........................      48
  Vanguard Fixed Income Securities Funds ...............      48
THE CONTRACTS  .........................................      49
  General  .............................................      49
CONTRIBUTIONS AND CONTRACT VALUES
  DURING THE ACCUMULATION PERIOD  ......................      49
  Contributions Under the Contracts  ...................      49
  Ten-Day Free Look  ...................................      49
  Initial and Single Contributions  ....................      49
  Allocation of Contributions  .........................      49

Description                                               Page

CONTRIBUTIONS AND CONTRACT VALUES
  DURING THE ACCUMULATION PERIOD (continued)
   Subsequent Contributions Under Recurring
   Contribution Contracts  .............................     50
  Transfers of Account Value  ..........................     50
  Abusive Trading Practices.............................     50
   Late Trading.........................................     50
   Market Timing........................................     50
  Participant's Variable Account Value  ................     51
   Accumulation Units  .................................     51
   Accumulation Unit Value  ............................     51
   Net Investment Factor  ..............................     51
  Dollar Cost Averaging Program  .......................     51
CASH WITHDRAWALS AND THE DEATH BENEFIT  ................     52
  Cash Withdrawals  ....................................     52
  Systematic Withdrawal Service for 403(b), 408, 408A
   and 457 Programs  ...................................     52
  Constraints on Withdrawals  ..........................     53
   General  ............................................     53
   403(b) Programs  ....................................     53
   Texas Optional Retirement Program  ..................     53
  The Death Benefit  ...................................     53
  Termination by the Owner  ............................     54
  Termination by AUL  ..................................     55
  Payments from the Variable Account  ..................     55
CHARGES AND DEDUCTIONS  ................................     55
  Premium Tax Charge  ..................................     55
  Withdrawal Charge  ...................................     55
  Asset Charge  ........................................     56
  Variable Investment Plus .............................     56
  Administrative Charge  ...............................     56
  Additional Charges and Fees  .........................     56
  Other Charges  .......................................     57
  Variations in Charges  ...............................     57
  Guarantee of Certain Charges  ........................     57
  Expenses of the Funds  ...............................     57
ANNUITY PERIOD  ........................................     57
  General  .............................................     57
  Annuity Options  .....................................     58
   Option 1 - Life Annuity  ............................     58
   Option 2 - Certain and Life Annuity  ................     58
   Option 3 - Survivorship Annuity  ....................     58
   Option 4 - Installment Refund Life Annuity  .........     58
   Option 5 - Fixed Periods  ...........................     58
  Selection of an Option  ..............................     58
THE FIXED INTEREST ACCOUNT..............................     59
  Interest  ............................................     59
  Withdrawals and Transfers  ...........................     59
  Transfer of Interest Option  .........................     60
  Contract Charges  ....................................     60
  Payments from the Fixed Interest Account..............     60
  Loans from the Fixed Interest Account.................     60
MORE ABOUT THE CONTRACTS  ..............................     61
  Designation and Change of Beneficiary  ...............     61
  Assignability  .......................................     61
  Proof of Age and Survival  ...........................     61
  Misstatements  .......................................     61
  Termination of Recordkeeping Services  ........ ......     61
FEDERAL TAX MATTERS  ...................................     62
  Introduction  ........................................     62
  Tax Status of the Company and
   the Variable Account  ...............................     62
  Tax Treatment of Retirement Programs  ................     62
  Employee Benefit Plans  ..............................     63
  403(b) Programs  .....................................     63
  408 and 408A Programs  ...............................     63
  457 Programs  ........................................     63
  Tax Penalty  .........................................     64
  Withholding  .........................................     64
OTHER INFORMATION  .....................................     64
  Voting of Shares of the Funds  .......................     64
  Substitution of Investments  .........................     65
  Redemption Fee........................................     65
  Changes to Comply with Law and Amendments  ...........     65
  Reservation of Rights  ...............................     65
  Periodic Reports  ....................................     65
  Legal Proceedings  ...................................     66
  Legal Matters  .......................................     66
STATEMENT OF ADDITIONAL INFORMATION  ...................     66

                                   DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period.


BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, minimum required distributions under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any contribution is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary. The first Contract Year may, at the request of the Owner, be less than 12 months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a 12 month period.


CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 Program. Depending on the type of Contract, contributions may be made on a recurring basis or on a single premium basis.


EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.


EMPLOYER - An employer, such as a tax-exempt or public school organization with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.


EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program to which an Employer makes contributions on behalf of its employees by means other than a salary reduction arrangement or other 403(b) Program that is subject to the requirements of Title I of the Employee Retirement Income Security Act of 1974, as amended.

FIXED INTEREST ACCOUNT - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The Fixed Interest Account may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HOME OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding Portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

OWNER - The employer, association, trust, or other entity entitled to the ownership rights under the Contract and in hose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.


PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.


PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.


PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value and Variable Account Value. When the account is established, it is equal to the initial contribution, and thereafter will reflect the net result of contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the Fixed Interest Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

PLAN - The retirement plan or plans in connection with which the Contract is issued and any subsequent amendment to such a plan.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PROGRAM - A program of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension, SIMPLE IRA, or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code. Certain 457 plans that do not qualify for favorable tax treatment under Section 457, such as Plans for highly compensated employees, may be referred to as non-qualified 457 Plans.

                                    SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" section of this Prospectus briefly describe the Fixed Interest Account.

PURPOSE OF THE CONTRACTS


     The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate contributions to the various Investment Accounts of the Variable Account or to the Fixed Interest Account. See the Section "The Contracts" later in this Prospectus.


TYPES OF CONTRACTS

     AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408 or 457 of the Internal Revenue Code. AUL also offers single contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor


OneAmerica Asset Director        Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Asset Director        Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Investment            Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Grade Bond

OneAmerica Investment            Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Grade Bond

OneAmerica Money Market          Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Money Market          Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Value                 Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Value                 Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

AIM Basic Value                  Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Basic Value                  Class R          AIM Growth Series                A I M Advisors, Inc.

AIM Dynamics                     Investor         AIM Stock Funds, Inc.            A I M Advisors, Inc.
  (Formerly INVESCO Dynamics)

AIM Energy                       Class K          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Energy)

AIM Energy                       Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Energy)

AIM Financial Services           Class K          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Financial Services)

AIM Financial Services           Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Financial Services)

AIM Global Equity                Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Health Sciences              Class K          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly)

AIM Health Sciences              Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Health Sciences)

AIM Leisure                      Class K          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Leisure)


(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor


AIM Leisure                      Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Leisure)

AIM Mid Cap Core Equity          Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Mid Cap Core Equity          Class R          AIM Growth Series                A I M Advisors, Inc.

AIM Small Cap Growth             Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Small Cap Growth             Class R          AIM Growth Series                A I M Advisors, Inc.

AIM Technology                   Class K          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Technology)

AIM Technology                   Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Technology)

Alger American Balanced          Class O          Alger American Fund              Fred Alger Management, Inc.

Alger American Growth            Class O          Alger American Fund              Fred Alger Management, Inc.

Alger American Leveraged AllCap  Class O          Alger American Fund              Fred Alger Management, Inc.

AllianceBernstein(SM) Focused    Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Growth & Income                                   Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Global Value                                      Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  International Value                               Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Mid-Cap Growth                                    Growth Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Small-Cap Growth                                  Growth Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Small/Mid Cap Value                               Value Funds

AllianceBernstein (SM)           Class R          AllianceBernstein(SM)            Alliance Capital Management L.P.
  Worldwide Privatization                           International Growth Funds

AllianceBernstein(SM)  Value     Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
                                                    Value Funds

Allianz CCM Capital              Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
Appreciation
  (Formerly PIMCO CCM Capital Appreciation)

Allianz NFJ Small-Cap Value      Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO NFJ Small-Cap Value)

Allianz OpCap Renaissance        Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO PEA Renaissance)

Allianz OpCap Renaissance        Administrative   Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO PEA Renaissance)

Allianz OpCap Value              Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO PEA Value)

Allianz OpCap Value              Administrative   Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO PEA Value)

Allianz RCM Large-Cap Growth     Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO RCM Large-Cap Growth)

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Equity Income                                     Portfolios, Inc.

American Century(R)              Investor         American Century(R) Capital      American Century(R) Investment Management, Inc.
  Equity Income                                     Portfolios, Inc.

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Ginnie Mae                                        Ginnie Mae Fund

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Growth                                            Mutual Funds, Inc.

American Century(R) Heritage     Advisor          American Century(R) Mutual       American Century(R) Investment Management, Inc.
                                                    Funds, Inc.

American Century(R)              Investor         American Century(R)              American Century(R) Investment Management, Inc.
  Income & Growth                                   Quantitative Equity Funds, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor


American Century(R)              Advisor          American Century(R) World        American Century(R) Investment Management, Inc.
  International Growth                              Mutual Funds, Inc.

American Century(R)              Investor         American Century(R)              American Century(R) Investment Management, Inc.
  International Growth                              World Mutual Funds, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
   Large Company Value                               Portfolios, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Real Estate                                       Portfolios, Inc.

American Century(R) Select       Investor         American Century(R) Mutual       American Century(R) Investment Management, Inc.
                                                    Funds, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Small Cap Value                                   Portfolios, Inc.

American Century(R)              Investor         American Century(R) Capital      American Century(R)Investment Management, Inc.
  Small Cap Value                                   Portfolios, Inc.

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Small Company                                     Quantitative Equity Funds

American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Aggressive                           Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
   Allocation - Moderate                            Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R)Investment Management, Inc.
  Allocation - Aggressive                           Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Moderate                             Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
   Allocation - Aggressive                          Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Moderate                             Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R) Ultra(R)     Advisor          American Century(R)              American Century(R) Investment Management, Inc.
                                                    Mutual Funds, Inc.

American Century(R) Ultra(R)     Investor         American Century(R)              American Century(R) Investment Management, Inc.
                                                    Mutual Funds, Inc.

American Century(R)                               American Century(R) Variable     American Century(R) Investment Management, Inc.
  VP Capital Appreciation                           Portfolios, Inc.

Ariel Appreciation                                Ariel Mutual Funds, Inc.         Ariel Capital Management, Inc.

Ariel                                             Ariel Mutual Funds, Inc.         Ariel Capital Management, Inc.

Calvert Income                   Class A          Calvert Income Fund              Calvert Asset Management Company (CAMCO)

Calvert New Vision Small Cap     Class A          Calvert New Vision               Calvert Asset Management Company (CAMCO)
                                                    Small Cap Fund

Calvert Social Investment Equity Class A          Calvert Social                   Calvert Asset Management Company (CAMCO)
                                                    Investment Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor


Calvert Social Mid Cap Growth    Class A          Calvert Variable Series, Inc.     Calvert Asset Management Company (CAMCO)

Dreyfus Premier Future Leaders   Class T          Dreyfus Growth and Value          The Dreyfus Corporation
                                                    Funds, Inc.

Dreyfus Premier New Leaders      Class T          Dreyfus Premier New               The Dreyfus Corporation
                                                    Leaders, Inc.

Dreyfus Premier Small Cap        Class T          The Dreyfus/Laurel Funds, Inc.    The Dreyfus Corporation
  Value

Dreyfus Premier Structured       Class T          Dreyfus Growth and Value          The Dreyfus Corporation
  Midcap                                            Funds, Inc.

Dreyfus Premier Third Century    Class T          The Dreyfus Premier Third         The Dreyfus Corporation
                                                    Century Fund, Inc.

Dreyfus Premier Worldwide        Class T          Dreyfus Premier Worldwide         The Dreyfus Corporation
  Growth                                            Growth, Inc.

Fidelity(R) Advisor Diversified  Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  International

Fidelity(R) Advisor Dividend     Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Growth

Fidelity(R) Advisor Dynamic      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Capital Appreciation

Fidelity(R) Advisor Equity       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Growth

Fidelity(R) Advisor Equity       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Income

Fidelity(R) Advisor Freedom 2010 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2015 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2020 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2025 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2030 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2035 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2040 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Income

Fidelity(R) Advisor Growth       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  & Income

Fidelity(R) Advisor Growth       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Opportunities

Fidelity Advisor International   Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Capital Appreciation

Fidelity(R) Advisor Mid Cap      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor New          Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Insights

Fidelity(R) Advisor Overseas     Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Small Cap    Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) VIP Asset ManagerSM  Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Contrafund(R)    Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Equity-Income    Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Growth           Initial          Fidelity(R)Variable Insurance     Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP High Income      Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Overseas         Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Franklin Capital Growth          Class R          Franklin Capital Growth Fund      Franklin Advisers, Inc.

Franklin Flex Cap Growth         Class R          Franklin Flex Cap                 Franklin Advisers, Inc.
                                                    Growth Fund

Franklin Strategic Income        Class R          Franklin Strategic Series         Franklin Advisers, Inc.

Janus Adviser Forty Fund         Class R          Janus Adviser Series              Janus Capital Management LLC

Janus Adviser Growth and Income  Class R          Janus Adviser Series              Janus Capital Management LLC
  Fund


(1) Please refer to the Fund prospectus for a description of the class designation.


                                       9


The Variable Account and the Funds (continued)

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor


Janus Adviser Small Company      Class I          Janus Adviser Series              Janus Capital Management LLC
  Value Fund

Janus Adviser Risk-Managed       Class I          Janus Adviser Series              Janus Capital Management LLC
  Growth Fund

Janus Adviser Small Company      Class I          Janus Adviser Series              Berger Financial Group LLC
  Value Fund

Janus Aspen Series Flexible      Institutional    Janus Aspen Series                Janus Capital Management LLC
  Bond Portfolio

Janus Aspen Series Worldwide     Institutional    Janus Aspen Series                Janus Capital Management LLC
  Growth Portfolio

Liberty Ridge Growth II                           PBHG Insurance Series Fund        Liberty Ridge Captial, Inc.
  Portfolio

Liberty Ridge Technology                          PBHG Insurance Series Fund        Liberty Ridge Captial, Inc.
  & Communications Portfolio

Lord Abbett Developing Growth    Class P          Lord Abbett Developing            Lord, Abbett & Co. LLC
                                                    Growth, Inc.

Lord Abbett Growth Opportunities Class P          Lord Abbett Research              Lord, Abbett & Co. LLC
                                                    Fund, Inc.

Lord Abbett Mid-Cap Value        Class P          Lord Abbett Mid-Cap               Lord, Abbett & Co. LLC
                                                    Value, Inc.

Lord Abbett Small-Cap Blend      Class P          Lord Abbett Blend Trust           Lord, Abbett & Co. LLC

Lord Abbett Small-Cap Value      Class P          Lord Abbett Research Fund,        Lord, Abbett & Co. LLC
                                                    Inc.

MFS(R) International             Class A          MFS(R) International              MFS Investment Management(R)
New Discovery                                       New Discovery Fund

MFS(R) Mid Cap Growth            Class A          MFS(R) Mid Cap Growth Fund        MFS Investment Management(R)

MFS(R) Strategic Value           Class A          MFS(R) Strategic Value Fund       MFS Investment Management(R)

MFS(R) Value                     Class A          MFS(R) Value Fund                 MFS Investment Management(R)

Neuberger Berman Fasciano        Advisor          Neuberger Berman LLC              Neuberger Berman Management, Inc.

Neuberger Berman Focus           Advisor          Neuberger Berman LLC              Neuberger Berman Management, Inc.

Neuberger Berman Millinneum      Advisor          Neuberger Berman LLC              Neuberger Berman Management Inc.

Neuberger Berman Partners        Advisor          Neuberger Berman LLC              Neuberger Berman Management Inc.

Oppenheimer Developing Markets   Class N          OppenheimerFunds(R)               The Manager

Oppenheimer Global               Class N          OppenheimerFunds(R)               The Manager

Oppenheimer International Bond   Class N          OppenheimerFunds(R)               The Manager

Oppenheimer International        Class N          OppenheimerFunds(R)               The Manager
Small Company

Oppenheimer Small Cap Value      Class N          OppenheimerFunds(R)               The Manager

PBHG Emerging Growth                              PBHG Funds                        Liberty Ridge Captial, Inc.

PBHG Large Cap                                    PBHG Funds                        Liberty Ridge Captial, Inc.

PIMCO High Yield                Class R           Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

PIMCO High Yield                Administrative    Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

PIMCO Total Return              Class R           Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

Pioneer Bond                    Class R           Pioneer Bond Fund                 Pioneer Investment Management, Inc.

Pioneer Fund                    Class R           Pioneer Fund                      Pioneer Investment Management, Inc.

Pioneer High Yield              Class R           Pioneer High Yield                Pioneer Investment Management, Inc.

Pioneer Mid-Cap Value           Class R           Pioneer Mid-Cap Value             Pioneer Investment Management, Inc.

Pioneer Oak Ridge Large Cap     Class R           Pioneer Oak Ridge Large Cap       Pioneer Investment Management, Inc.
  Growth                                            Growth

Pioneer Papp Small and          Class R           Pioneer Papp Small and Mid        Pioneer Investment Management, Inc.
  Mid Cap Growth                                    Cap Growth

(1) Please refer to the Fund prospectus for a description of the class designation.


                                       10


The Variable Account and the Funds (continued)

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor


Pioneer Small Cap Value         Class R           Pioneer Small Cap Value           Pioneer Investment Management, Inc.

Pioneer VCT Fund                                  Pioneer Variable Life             Pioneer Investment Mangement, Inc.
                                                    Contracts Trust

Pioneer VCT Growth Opportunities                  Pioneer Variable Life             Pioneer Investment Management, Inc.
                                                    Contracts Trust

Russell 2010 Strategy Fund      Class D           LifePoints(R) Funds               Frank Russell Investment Management Co.

Russell 2020 Strategy Fund      Class D           LifePoints(R) Funds               Frank Russell Investment Management Co.

Russell 2030 Strategy Fund      Class D           LifePoints(R) Funds               Frank Russell Investment Management Co.

Russell 2040 Strategy Fund      Class D           LifePoints(R) Funds               Frank Russell Investment Management Co.

Russell LifePoints(R)           Class D           LifePoints(R) Funds               Frank Russell Investment Management Co.
  Aggressive

Russell LifePoints(R) Balanced  Class D           LifePoints(R) Funds               Frank Russell Investment Management Co.

Russell LifePoints(R)           Class D           LifePoints(R) Funds               Frank Russell Investment Management Co.
  Conservative

Russell LifePoints(R) Equity    Class D          LifePoints(R) Funds                Frank Russell Investment Management Co.
  Aggressive

Russell LifePoints(R) Moderate  Class D          LifePoints(R) Funds                Frank Russell Investment Management Co.

State Street Equity 500 Index   Class A          State Street Institutional         State Street Bank & Trust Company
                                                   Investment Trust

Templeton Foreign               Class R          Templeton Foreign Fund             Templeton Global Advisors Limited

Templeton Growth                Class R          Templeton Growth Fund              Templeton Global Advisors Limited

Thornburg Core Growth           Class R          Thornburg Investment Trust         Thornburg Investment Management, Inc.

Thornburg International Value   Class R          Thornburg Investment Trust         Thornburg Investment Management, Inc.

Thornburg Limited-Term Income   Class R          Thornburg Investment Trust         Thornburg Investment Management, Inc.

Thornburg Limited-Term          Class R          Thornburg Investment Trust         Thornburg Investment Management, Inc.
  US Government

Thornburg Value                 Class R          Thornburg Investment Trust         Thornburg Investment Management, Inc.

T. Rowe Price Blue Chip Growth  Class R          T. Rowe Price Blue Chip            T. Rowe Price Associates, Inc.
                                                   Growth Fund, Inc.

T. Rowe Price Equity Income                      T. Rowe Price Equity Income        T. Rowe Price Associates, Inc.
                                                   Fund

T. Rowe Price Equity Income     Class R          T. Rowe Price Equity Income        T. Rowe Price Associates, Inc.
                                                   Fund

T. Rowe Price European Stock Fund                T. Rowe Price International        T. Rowe Price Associates, Inc.
                                                   Funds, Inc.

T. Rowe Price Growth Stock      Class R          T. Rowe Price Growth               T. Rowe Price Associates, Inc.
                                                   Stock Fund, Inc.

T. Rowe Price International     Class R          T. Rowe Price International        T. Rowe Price Associates, Inc.
  Growth & Income                                  Funds, Inc.

T. Rowe Price International     Class R          T. Rowe Price International        T. Rowe Price Associates, Inc.
  Stock                                            Funds, Inc.

T. Rowe Price Mid-Cap Growth    Class R          T. Rowe Price Mid-Cap              T. Rowe Price Associates, Inc.
                                                   Growth Fund, Inc.

T. Rowe Price Mid-Cap Value     Class R          T. Rowe Price Mid Cap              T. Rowe Price Associates, Inc.
                                                   Value Fund, Inc.

Vanguard Explorer               Investor         Vanguard Explorer Fund, Inc.       Wellington Management Company &
                                                                                    Granahan Investment Management, Inc.
Vanguard Short-Term Federal     Investor         Vanguard Fixed Income              The Vanguard Group
                                                   Securities Funds



(1) Please refer to the Fund prospectus for a description of the class designation

                                       11

     Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the underlying mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED INTEREST ACCOUNT

     An Owner or a Participant (depending on the Contract) may allocate contributions to the Fixed Interest Account, which is part of AUL's General Account. Amounts allocated to the Fixed Interest Account earn interest at rates periodically determined by AUL. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. See the Section "The Fixed Interest Account" later in this Prospectus.


CONTRIBUTIONS

     For Recurring Contribution Contracts, contributions may vary in amount and frequency. A Plan may impose maximum and minimum contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make contributions of at least $5,000. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS


     An Owner or a Participant (depending on the Contract) may transfer his or her Variable Account Value among the Investment Accounts or to the Fixed Interest Account at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her Fixed Interest Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. In certain contracts, the 20% restriction on transfers from the Fixed Interest Account may be waived. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.



WITHDRAWALS

     The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date. Withdrawals and surrenders are subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment. See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

     The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

     Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

WITHDRAWAL CHARGE

     AUL does not impose a sales charge at the time a contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge) where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE


     Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity, which usually will be deducted at the time annuity payments commence. Premium taxes currently range from 0% to 3.5%, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

     AUL deducts a daily charge in an amount not greater than an annual rate of 1.25% of the average daily net assets of each Investment Account of the Variable Account, depending upon your contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of

Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

     AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to a certain minimum on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

     Some Contracts may contain additional charges and fees for services such as loan initiation, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

EXPENSES OF THE FUNDS

     Each Investment Account of the Variable Account purchases shares of the corresponding Portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each Portfolio. In addition, some Funds may charge a redemption fee for short trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

TEN-DAY FREE LOOK

     Under 403(b), 408 and 408A Contracts, the Owner has the right to return the Contract for any reason within ten days (or, in some states, twenty days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any contributions.

TERMINATION BY THE OWNER

     An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at its Home Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, a Market Value Adjustment) on a Participants' Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or Market Value Adjustment. However, amounts attributable to the aggregate Withdrawal Values derived from the Fixed Interest Account of all Participants under the Contract shall be paid in six, seven, or eleven approximately equal annual installments, depending on the Contract. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the Market Value Adjustment), see the Section "Termination by the Owner" later in this Prospectus.

CONTACTING AUL

     Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.


                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expeses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts.
State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to annuity payments under an Annuity
Option.


Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)(1).......................................................................      8%


Optional Fees (Applicable to Certain Contracts)
  Maximum Loan Initiation Fee(2)...........................................................................................    $100
  Maximum Charge for Non-Electronic Transfers(3)...........................................................................  $ 1,000
  Maximum Distribution Fee(4)..............................................................................................     $40
  Maximum Contract Termination Individual Participant Check Fee(5).........................................................    $100
  Maximum Charge for Non-Electronic Contributions(6).......................................................................  $1,000


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.


Maximum administrative charge (per year)(7)..............................................................................     $50

Maximum Brokerage Window Fee(8)..........................................................................................    $100

Separate (Variable) Account Annual Expenses (as a percentage of average account value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(9).......................................................   1.25%

Investment Advice Provider Fee(10).......................................................................................May vary


Maximum Plan Sponsor Investment Option Advisory Fee(11).................................................................. $ 1,500

Maximum Guaranteed Minimum Death Benifit Option(per year)(12)............................................................   0.20%


(1) The withdrawal charge varies based on the Contract. The worst-case withdrawal charge is 8% of the Account Value in excess of any 10% free-out in Contracts containing a 10% free-out provision, for the first five years, 4% of the Account Value in excess of any applicable 10% free-out for the next five years, and no withdrawal charge beyond the tenth year. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) AUL may charge a service fee of up to $1,000 to the Owner for non-electronic contributions.

(7) The Administrative Charge may be less than $50.00 per year, based on the size of the Participant's Account and/or the type of Contract.


(8) The Brokerage Window is only available with Certain Employer Sponsored contracts at certain asset levels. AUL may bill the owner for this charge or deduct the charge from the Participant's Account.

(9) This charge may be less than 1.25% for certain Contracts. A Contract's Asset Charge may be 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable investment account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(10) Investment Advice Provider Fee: AUL may bill the Owner for an Investment Advice Provider Fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. Alternatively, AUL may assess an Investment Advice Provider Fee directly against the Account of each Participant who utilizes the investment advice provider's services if permitted by applicable law, regulations or rulings. The Investment Advice Provider Fee is not fixed or specified under the terms of the Contract. The entire Investment Advice Provider Fee collected by AUL will be forwarded to the investment advice provider and no portion of this Fee will be retained by AUL.

(11) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(12) This charge only applies to certain voluntary TDA and IRA Contracts. This fee is deducted quarterly.


     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.245%       2.20%

*In addition, some Funds may charge a redemption fee for short term trading in their Fund. Please consult the Fund prospectus for details.


                                    EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,142          $2,143           $3,356           $6,927

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  416          $1,407           $2,609           $6,539

(3) If you do not surrender your contract:

1 Year          3 Years          5 Years          10 Years

$  416          $1,407           $2,609           $6,539

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten year period from December 31, 1995 or the first deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2004. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2004. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's independent auditors.

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
   CLASS O UNITS
OneAmerica Value
Class O
    2004                         $ 4.43                     $ 5.03                            17,430,617
    2003                           3.29                       4.43                            16,240,130
    2002                           3.58                       3.29                            15,896,163
    2001                           3.25                       3.58                            14,015,800
    2000                           2.80                       3.25                            12,597,555
    1999                           2.86                       2.80                            14,055,411
    1998                           2.70                       2.86                            14,376,727
    1997                           2.11                       2.70                            12,586,036
    1996                           1.79                       2.11                            10,589,355
    1995                           1.52                       1.79                             9,332,222

OneAmerica Money Market
Class O
    2004                         $ 1.45                     $ 1.45                            21,247,118
    2003                           1.46                       1.45                            21,895,488
    2002                           1.46                       1.46                            22,600,885
    2001                           1.43                       1.46                            21,163,682
    2000                           1.37                       1.43                            17,689,664
    1999                           1.32                       1.37                            16,194,739
    1998                           1.28                       1.32                             8,101,398
    1997                           1.23                       1.28                             5,764,433
    1996                           1.19                       1.23                             3,931,272
    1995                           1.14                       1.19                             2,066,492

OneAmerica Investment Grade Bond
Class O

    2004                         $ 2.30                     $ 2.37                            12,786,315
    2003                           2.22                       2.30                            13,248,507
    2002                           2.09                       2.22                            14,031,515
    2001                           1.97                       2.09                            10,785,661
    2000                           1.80                       1.97                             7,983,484
    1999                           1.85                       1.80                             7,392,277
    1998                           1.72                       1.85                             7,003,232
    1997                           1.62                       1.72                             4,937,428
    1996                           1.60                       1.62                             4,535,171
    1995                           1.38                       1.60                             3,613,483

OneAmeria Asset Director
Class O
    2004                         $ 3.48                     $ 3.83                            14,894,289
    2003                           2.76                       3.48                            13,400,476
    2002                           2.87                       2.76                            13,164,496
    2001                           2.63                       2.87                            12,753,881
    2000                           2.30                       2.63                            10,360,033
    1999                           2.35                       2.30                            11,417,366
    1998                           2.20                       2.35                            12,020,235
    1997                           1.84                       2.20                            10,816,324
    1996                           1.66                       1.84                            10,087,186
    1995                           1.42                       1.66                             9,242,020

OneAmerica Asset Director
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.43                               238,572

OneAmerica Investment Grade Bond
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.05                                80,102

OneAmerica Value
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.61                                   119


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------

AIM Basic Value
Class A
    2004                         $ 1.01                     $ 1.10                               248,793
    2003                           0.77                       1.01                               206,652
    2002                           1.00                       0.77                               153,916

AIM Basic Value
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.22                                   643

AIM Dynamics (Formerly INVESCO Dynamics)
    2004                         $ 1.96                     $ 2.17                               112,075
    2003                           1.44                       1.96                                77,788
    2002                           2.18                       1.44                                22,734
    2001                           2.72                       2.18                                   145

AIM Energy(Formerly INVESCO Energy)
    2004                         $ 1.00                     $ 1.35                                69,703
    2003                           0.82                       1.00                                52,892
    2002                           0.87                       0.82                                47,128
    2001                           1.10                       0.87                                     0

AIM Energy(Formerly INVESCO Energy)
Class K
    2004                         $ 1.00 (05/17/2004)        $ 1.62                                   469

AIM Financial Services (Formerly INVESCO Financial Services)
    2004                         $ 1.06                     $ 1.14                               224,049
    2003                           0.83                       1.06                               148,793
    2002                           0.99                       0.83                                75,375
    2001                           1.03                       0.99                                 3,556

AIM Health Sciences (Formerly INVESCO Heath Sciences)
    2004                         $ 1.02                     $ 1.07                               301,686
    2003                           0.81                       1.02                               152,134
    2002                           1.10                       0.81                                66,034
    2001                           1.09                       1.10                                   766

AIM Mid Cap Core Equity
Class A
    2004                         $ 1.06                     $ 1.19                               576,403
    2003                           0.84                       1.06                               299,862
    2002                           1.00                       0.84                                92,931

AIM Mid Cap Core Equity
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.20                               132,136

AIM Small Cap Growth
Class A
    2004                         $ 1.08                     $ 1.14                                32,156
    2003                           0.78                       1.08                                20,363
    2002                           1.00                       0.78                                    65

AIM Small Cap Growth
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.13                                13,033

AIM Technology (Formerly INVESCO Technology)
Class O
    2004                         $ 0.67                     $ 0.68                               265,178
    2003                           0.47                       0.67                               183,900
    2002                           0.91                       0.47                               159,525
    2001                           1.28                       0.91                                   914

AIM Technology (Formerly INVESCO Technolgy)
Class K
    2004                         $ 1.00 (05/17/2004)        $ 1.43                                 4,422

Alger American Balanced
    2004                         $ 0.88                     $ 0.90                             5,608,418
    2003                           0.75                       0.88                             4,846,307
    2002                           0.86                       0.75                             3,565,920
    2001                           0.89                       0.86                             2,331,733
    2000                           0.97                       0.89                               404,710


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------

Alger American Growth
Class O
    2004                         $ 2.19                     $ 2.28                            37,865,891
    2003                           1.64                       2.19                            38,799,525
    2002                           2.48                       1.64                            35,535,748
    2001                           2.85                       2.48                            33,303,582
    2000                           3.38                       2.85                            30,678,545
    1999                           2.56                       3.38                            24,826,105
    1998                           1.75                       2.56                            16,282,040
    1997                           1.41                       1.75                            10,920,405
    1996                           1.26                       1.41                             6,674,992
    1995

Alger American Leveraged AllCap
Class O
    2004                         $ 0.47                     $ 0.50                             3,808,431
    2003                           0.35                       0.47                             3,023,797
    2002                           0.54                       0.35                             1,648,485
    2001                           0.65                       0.54                               855,690
    2000                           0.87                       0.65                                48,491

Allianz CCM Capital Appreciation (Formerly Pimco CCM Capital Appreciation)
    2004                         $ 1.00 (05/17/2004)        $ 1.18                                 1,210

Allianz NFJ Small-Cap Value Value (Formerly Pimco NFJ Small Cap Value)
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.35                               171,935

Allianz OpCap Renaissance (Formerly Pimco PEA Renaissance)
    2004                         $ 1.11                     $ 1.27                             3,862,488
    2003                           0.71                       1.11                               307,847
    2002                           1.00                       0.71                                92,285

Allianz OpCap Value (Formerly Pimco PEA Value)
    2004                         $ 1.05                     $ 1.22                               265,197
    2003                           0.74                       1.05                                95,796
    2002                           1.00                       0.74                                13,833

Allianz OpCap Value (Formerly Pimco PEA Value)
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.32                               111,878

American Century(R) Aggressive
Class O
    2004                         $ 1.09                     $ 1.20                             1,001,304
    2003                           0.86                       1.09                               318,711
    2002                           1.00                       0.86                                24,395

American Century(R) VP Capital Appreciation
    2004                         $ 1.30                     $ 1.38                             5,804,303
    2003                           1.09                       1.30                             5,921,060
    2002                           1.41                       1.09                             5,554,227
    2001                           1.98                       1.41                             5,183,712
    2000                           1.84                       1.98                             5,192,872
    1999                           1.13                       1.84                             2,434,924
    1998                           1.17                       1.13                             1,905,162
    1997                           1.23                       1.17                             1,970,129
    1996                           1.30                       1.23                             1,785,854
    1995                           1.00                       1.30                               747,779

American Century(R) Conservative
Class O

    2004                         $ 1.07                     $ 1.14                               381,857
    2003                           0.94                       1.07                               148,887
    2002                           1.00                       0.94                                33,460

American Century(R) Equity Income
Investor Class
    2004                         $ 1.29                     $ 1.44                             1,825,291
    2003                           1.05                       1.29                             1,098,415
    2002                           1.12                       1.05                               460,245
    2001                           1.05                       1.12                                10,717

American Century(R) Equity Growth
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.15                                48,039

American Century(R) Equity Income
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.37                                    91


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------

American Century(R) Ginnie Mae
    2004                         $ 1.00 (05/17/2004)        $ 1.03                               162,057

American Century(R) Growth
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.16                                68,698

American Century(R) Income and Growth
Investor Class
    2004                         $ 0.96                     $ 1.07                               257,431
    2003                           0.75                       0.96                               108,792
    2002                           0.94                       0.75                                71,607
    2001                           1.02                       0.94                                 1,385

American Century(R) Inflation Adjusted Bond
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.06                               271,957

American Century(R) International Growth
Investor Class
    2004                         $ 1.65                     $ 1.88                               393,336
    2003                           1.34                       1.65                               436,240
    2002                           1.68                       1.34                               130,388
    2001                           2.02                       1.68                                   120

American Century(R) Large Company Value
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.45                               113,289

American Century(R) Moderate
Class O
    2004                         $ 1.09                     $ 1.18                             2,263,698
    2003                           0.90                       1.09                               965,042
    2002                           1.00                       0.90                               205,309

American Century(R) New Opportunities II
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.17                                37,424

American Century(R) Real Estate
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.65                                50,800


American Century(R) Select
Investor Class
    2004                         $ 1.99                     $ 2.10                                14,757
    2003                           1.61                       1.99                               107,703
    2002                           2.11                       1.61                                91,651
    2001                           2.41                       2.11                                     0

American Century(R) Small Cap Value
    2004                         $ 1.45                     $ 1.75                             3,009,325
    2003                           1.08                       1.45                             1,341,148
    2002                           1.23                       1.08                               515,244
    2001                           1.08                       1.23                                16,826

American Century(R) Small Company
    2004                         $ 1.52                     $ 1.93                                46,702
    2003                           1.05 (05/01/03)            1.52                                 1,070

American Century(R) Small Cap Value
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.66                                78,721

American Century(R) Strategic Alloc. Aggressive
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.39                               259,047

American Century(R) Strategic Alloc. Conservative
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.20                                71,118

American Century(R) Strategic Alloc. Moderate
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.31                               586,339

American Century(R) Ultra
Investor Class
    2004                         $ 2.11                     $ 2.31                               286,247
    2003                           1.70                       2.11                               400,189
    2002                           2.24                       1.70                               316,787
    2001                           2.43                       2.24                                   114


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
American Century(R) Ultra
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.32                                39,386

American Century(R) Vista
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.12                                36,669

Ariel
    2004                         $ 1.07                     $ 1.29                             1,589,544
    2003                           0.85                       1.07                               360,936
    2002                           1.00                       0.85                                97,409

Ariel Appreciation
    2004                         $ 1.07                     $ 1.19                             1,295,388
    2003                           0.83                       1.07                               587,395
    2002                           1.00                       0.83                                82,132

Calvert Income
Class A
    2004                         $ 1.05                     $ 1.18                             3,691,036
    2003                           1.01                       1.05                               460,417
    2002                           1.00                       1.01                               232,814

Calvert New Vision Small Cap
Class A
    2004                         $ 1.01                     $ 1.09                                97,729
    2003                           0.75                       1.01                                38,884
    2002                           1.00                       0.75                                 4,870

Calvert Social Investment Equity

    2004                         $ 1.04                     $ 1.10                               403,799
    2003                           0.86                       1.04                               347,485
    2002                           1.00                       0.86                               333,520

Calvert Social Mid Cap Growth
    2004                         $ 1.95                     $ 2.11                             6,184,602
    2003                           1.50                       1.95                             5,545,655
    2002                           2.12                       1.50                             4,777,927
    2001                           2.44                       2.12                             4,701,190
    2000                           2.22                       2.44                             4,159,423
    1999                           2.10                       2.22                             2,606,657
    1998                           1.64                       2.10                             2,283,661
    1997                           1.34                       1.64                             1,070,537
    1996                           1.27                       1.34                               940,440
    1995                           1.00                       1.27                                71,033

Fidelity(R) Advisor Diversified Int'l
    2004                         $ 1.00 (05/17/2004)        $ 1.66                               235,525

Fideltiy(R) Advisor Dividend Growth
    2004                         $ 1.00 (05/17/2004)        $ 1.25                                34,289

Fidelity(R) Advisor Equity Income
    2004                         $ 1.00 (05/17/2004)        $ 1.41                                42,044

Fidelity(R) Advisor Growth Opportunities
    2004                         $ 1.00 (05/17/2004)        $ 1.10                                22,265

Fidelity(R) Advisor Mid Cap
    2004                         $ 1.00 (05/17/2004)        $ 1.60                               137,117

Fidelity(R) Advisor Overseas
    2004                         $ 1.00 (05/17/2004)        $ 1.19                                27,501

Fidelity(R) Advisor Small Cap
    2004                         $ 1.00 (05/17/2004)        $ 1.71                               156,850

Fidelity(R) VIP Asset Manager(SM)
Initial Class
    2004                         $ 1.92                     $ 2.00                            53,440,839
    2003                           1.65                       1.92                            53,469,759
    2002                           1.83                       1.65                            53,227,498
    2001                           1.93                       1.83                            52,427,456
    2000                           2.03                       1.93                            48,253,843
    1999                           1.85                       2.03                            41,549,516
    1998                           1.63                       1.85                            37,109,026
    1997                           1.37                       1.63                            30,831,927
    1996                           1.21                       1.37                            26,868,078
    1995                           1.05                       1.21                            22,931,562


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Fidelity(R) VIP Contrafund(R)
    2004                         $ 2.66                     $ 3.03                            27,908,961
    2003                           2.09                       2.66                            24,779,179
    2002                           2.34                       2.09                            22,973,191
    2001                           2.70                       2.34                            21,679,020
    2000                           2.93                       2.70                            20,337,472
    1999                           2.39                       2.93                            17,745,265
    1998                           1.86                       2.39                            13,160,702
    1997                           1.52                       1.86                             8,965,623
    1996                           1.27                       1.52                             4,656,175
    1995                           1.00                       1.27                               691,978
Fidelity(R) VIP Equity-Income
    2004                         $ 2.15                     $ 2.36                            12,527,048
    2003                           1.67                       2.15                            12,481,643
    2002                           2.03                       1.67                            12,196,544
    2001                           2.16                       2.03                            12,372,602
    2000                           2.02                       2.16                            11,109,818
    1999                           1.93                       2.02                            10,849,010
    1998                           1.75                       1.93                             9,537,700
    1997                           1.38                       1.75                             6,959,675
    1996                           1.22                       1.38                             4,243,458
    1995                           1.00                       1.22                               762,132
Fidelity(R) VIP Growth
    2004                         $ 2.52                     $ 2.57                            55,678,581
    2003                           1.92                       2.52                            54,510,681
    2002                           2.78                       1.92                            52,130,625
    2001                           3.42                       2.78                            51,057,046
    2000                           3.89                       3.42                            46,168,040
    1999                           2.86                       3.89                            38,773,668
    1998                           2.08                       2.86                            32,435,920
    1997                           1.71                       2.08                            26,493,376
    1996                           1.51                       1.71                            22,560,070
    1995                           1.13                       1.51                            14,966,606
Fidelity(R) VIP High Income
    2004                         $ 1.45                     $ 1.57                            16,110,565
    2003                           1.16                       1.45                            17,118,909
    2002                           1.13                       1.16                            16,007,137
    2001                           1.30                       1.13                            15,753,066
    2000                           1.70                       1.30                            12,815,473
    1999                           1.59                       1.70                            11,472,702
    1998                           1.68                       1.59                            11,188,244
    1997                           1.45                       1.68                             8,053,332
    1996                           1.29                       1.45                             6,679,227
    1995                           1.08                       1.29                             4,719,928
Fidelity(R) VIP Overseas
    2004                         $ 1.66                     $ 1.86                            16,014,534
    2003                           1.17                       1.66                            14,430,463
    2002                           1.49                       1.17                            13,464,244
    2001                           1.91                       1.49                            12,518,734
    2000                           2.39                       1.91                            11,353,249
    1999                           1.70                       2.39                            10,272,575
    1998                           1.52                       1.70                            10,099,671
    1997                           1.38                       1.52                             9,308,550
    1996                           1.24                       1.38                             8,245,189
    1995                           1.14                       1.24                             6,385,519

Frank Russell Lifepoint Aggressive
    2004                         $ 1.00 (05/17/2004)        $ 1.16                                12,397

Frank Russell Lifepoint Balanced
    2004                         $ 1.00 (05/17/2004)        $ 1.13                                55,364

Frank Russell Lifepoint Equity Aggressive
    2004                         $ 1.00 (05/17/2004)        $ 1.18                                 1,485

Frank Russell Lifepoint Moderate
    2004                         $ 1.00 (05/17/2004)        $ 1.08                                22,813

Franklin Templeton Flex Cap Growth
    2004                         $ 1.00 (05/17/2004)        $ 1.23                                92,544

Franklin Templeton Foreign
    2004                         $ 1.00 (05/17/2004)        $ 1.28                               158,226

Franklin Templeton Growth
    2004                         $ 1.00 (05/17/2004)        $ 1.29                               259,477

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Franklin Templeton Stragegic Income
    2004                         $ 1.00 (05/17/2004)        $ 1.15                                   991

Janus Aspen Series Flexible Bond Portfolio
    2004                         $ 1.50                     $ 1.54                            10,737,951
    2003                           1.43                       1.50                            10,695,429
    2002                           1.31                       1.43                             9,258,998
    2001                           1.23                       1.31                             6,419,285
    2000                           1.17                       1.23                             5,236,802
    1999                           1.17                       1.17                             4,442,495
    1998                           1.08                       1.17                             2,204,070
    1997                           1.00                       1.08                               289,354

Janus Aspen Series Worldwide Growth Portfolio
    2004                         $ 1.35                     $ 1.40                            35,730,498
    2003                           1.11                       1.35                            35,860,493
    2002                           1.50                       1.11                            34,123,387
    2001                           1.96                       1.50                            32,859,993
    2000                           2.36                       1.96                            28,723,922
    1999                           1.45                       2.36                            17,434,845
    1998                           1.14                       1.45                             8,357,911
    1997                           1.01                       1.14                             2,126,372

Liberty Ridge Growth II Portfolio
(Formerly PBHG Insurance Series Growth II Portfolio)
    2004                         $ 0.92                     $ 0.97                             4,157,058
    2003                           0.74                       0.92                             4,498,118
    2002                           1.08                       0.74                             4,163,718
    2001                           1.83                       1.08                             4,241,331
    2000                           2.23                       1.83                             4,102,333
    1999                           1.14                       2.23                             1,277,768
    1998                           1.07                       1.14                               412,873
    1997                           1.00                       1.07                                58,505

Liberty Ridge Technology & Communications Portfolio
(Formerly PBHG Insurance Series Technology & Communciations Portfolio)
    2004                         $ 0.78                     $ 0.82                             7,516,210
    2003                           0.54                       0.78                             6,671,788
    2002                           1.20                       0.54                             4,851,848
    2001                           2.54                       1.20                             3,251,322
    2000                           4.45                       2.54                             1,878,426
    1999                           1.35                       4.45                               953,082
    1998                           1.03                       1.35                               214,047
    1997                           1.00                       1.03                               101,585

MFS(R)International New Discovery
    2004                         $ 1.23                     $ 1.51                               567,025
    2003                           0.84                       1.23                               253,507
    2002                           1.00                       0.84                               129,375

MFS(R) Mid-Cap Growth
    2004                         $ 0.97                     $ 1.10                                46,360
    2003                           0.72                       0.97                                11,263
    2002                           1.00                       0.72                                 3,380

MFS(R) Strategic Value
    2004                         $ 1.01                     $ 1.17                               106,724
    2003                           0.80                       1.01                                51,802
    2002                           1.00                       0.80                                 6,914

MFS(R) Value
    2004                         $ 1.04                     $ 1.18                                 2,093
    2003                           0.84                       1.04                                 1,114
    2002                           1.00 (06/01/02)            0.84                                     0

Neuberger Berman Fasciano
Advisor
    2004                         $ 1.00 (05/17/2004)        $ 1.22                                38,433

PBHG Emerging Growth
    2004                         $ 0.65                     $ 0.64                                   525
    2003                           0.42                       0.65                                   552
    2002                           0.81                       0.42                                   238
    2001                           1.01                       0.81                                     0

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
PBHG Large Cap Value
    2004                         $ 0.86                     $ 0.90                               507,836
    2003                           0.73                       0.86                               297,753
    2002                           0.98                       0.73                               164,156
    2001                           1.05                       0.98                                 8,536

Pimco High Yield
    2004                         $ 1.00 (05/17/2004)        $ 1.29                                22,555

Pimco High Yield
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.14                                47,551

Pimco Total Return
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.05                               256,324

Pioneer Fund VCT
    2004                         $ 1.10                     $ 1.17                             6,289,040
    2003                           0.89                       1.10                             5,994,350
    2002                           1.22                       0.89                             5,460,849
    2001                           1.36                       1.22                             4,874,658
    2000                           1.55                       1.36                             4,652,378
    1999                           1.43                       1.55                             3,549,888
    1998                           1.16                       1.43                             2,034,751
    1997                           0.98                       1.16                               186,090

Pioneer Growth Opportunities VCT
    2004                         $ 1.40                     $ 1.69                            15,119,508
    2003                           0.99                       1.40                            13,466,958
    2002                           1.61                       0.99                            12,304,684
    2001                           1.36                       1.61                            11,410,141
    2000                           1.48                       1.36                             9,376,539
    1999                           1.41                       1.48                             7,892,664
    1998                           1.41                       1.41                             6,688,427
    1997                           0.93                       1.41                             1,069,115

State Street Equity 500 Index*
    2004                         $ 2.60                     $ 2.84                            70,497,847
    2003                           2.05                       2.60                            69,924,821
    2002                           2.68                       2.05                            66,528,028
    2001                           3.09                       2.68                            64,168,583
    2000                           3.45                       3.09                            58,495,675
    1999                           2.90                       3.45                            40,519,791
    1998                           2.29                       2.90                            30,592,950
    1997                           1.74                       2.29                            18,374,733
    1996                           1.44                       1.74                             9,841,199
    1995                           1.06                       1.44                             3,976,682

T. Rowe Price Equity Income
    2004                         $ 2.43                     $ 2.75                            30,909,884
    2003                           1.96                       2.43                            27,583,106
    2002                           2.28                       1.96                            25,659,444
    2001                           2.28                       2.28                            23,400,668
    2000                           2.04                       2.28                            20,201,701
    1999                           1.99                       2.04                            21,447,550
    1998                           1.85                       1.99                            19,081,441
    1997                           1.45                       1.85                            11,646,682
    1996                           1.23                       1.45                             4,259,154
    1995                           1.00                       1.23                               388,732

T. Rowe Price Equity Income
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.44                                88,880

T. Rowe Price European Stock
    2004                         $ 1.03                     $ 1.18                                77,610
    2003                           0.76                       1.03                                39,113
    2002                           0.95                       0.76                                     0
    2001                           1.08 (05/01/01)            0.95                                     0

*The State Street Equity 500 Index Investment Account first became available in April, 2001 when it was substituted for the Fidelity(R) VIP Index 500 Investment Account. Information presented in the table for the years 1993 through 2000 is, therefore, that of the Fidelity(R) VIP Index 500 Account and not of the State Street Equity 500 Index Account.

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
T. Rowe Price Growth Stock Fund
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.36                               542,634

T. Rowe Price International Growth & Income
    2004                         $ 1.40                     $ 1.70                               109,440
    2003                           1.00 (05/01/03)            1.40                                 9,120

T. Rowe Price Mid-Cap Value
    2004                         $ 1.40                     $ 1.66                               490,289
    2003                           1.00 (05/01/03)            1.40                                   936

T.Rowe Price Mid-Cap Growth
R Class
    2004                         $ 1.00 (05/17/2004)        $ 1.56                               374,710

Vanguard Explorer
    2004                         $ 2.39                     $ 2.68                             2,037,046
    2003                           1.67                       2.39                             1,768,543
    2002                           2.25                       1.67                             1,182,344
    2001                           2.25                       2.25                                     0

Vanguard Short-Term Federal
    2004                         $ 1.52                     $ 1.53                               503,873
    2003                           1.49                       1.52                               330,047
    2002                           1.42                       1.49                               122,492
    2001                           1.37                       1.42                                   358

  Class S Units

OneAmerica Asset Director
Class S
    2004                         $ 1.40                     $ 1.54                                49,468
    2003                           1.11                       1.40                                30,173
    2002                           1.27                       1.11                                20,490
    2001                           1.25                       1.27                                17,617
    2000                           1.13                       1.25                                41,667
    1999                           1.18                       1.13                                38,741
    1998                           1.12                       1.18                                35,696
    1997                           0.98                       1.12                                   100

American Century Aggressive
Class S
    2004                         $ 1.04                     $ 1.14                               503,791
    2003                           0.82                       1.04                               391,860
    2002                           0.99                       0.82                               296,800
    2001                           1.06                       0.99                               335,983
    2000                           1.14                       1.06                               259,144
    1999                           1.04                       1.14                               165,445
    1998                           1.00                       1.04                               138,936


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
American Century Conservative
Class S
    2004                         $ 1.21                     $ 1.28                               490,742
    2003                           1.06                       1.21                               417,238
    2002                           1.12                       1.06                               369,213
    2001                           1.12                       1.12                               305,510
    2000                           1.09                       1.12                               201,345
    1999                           1.05                       1.09                               200,412
    1998                           1.00                       1.05                                96,638

American Century Moderate
Class S
    2004                         $ 1.13                     $ 1.22                             1,123,074
    2003                           0.93                       1.13                               903,401
    2002                           1.05                       0.93                               703,283
    2001                           1.08                       1.05                               548,789
    2000                           1.11                       1.08                               372,182
    1999                           1.04                       1.11                               285,562
    1998                           1.00                       1.04                               184,334

AIM Technology
Class S
    2004                         $ 0.16                     $ 0.17                               119,120
    2003                           0.13                       0.16                                58,315
    2002                           0.26                       0.13                                 5,163
    2001                           0.46                       0.26                                     0


           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


     After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2004, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $15,028.0 million and had equity of $1,182.3 million.


The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

     AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific mutual fund or in a specific Portfolio of one of the Funds. Contributions may be allocated to one or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other
Portfolios of the Funds or in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objectives and policies. The shares of each mutual fund Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Advisors of A I M Advisor, Inc., Alliance Capital Management L.P., Allianz Dresdner Asset Management of America , American Century(R) Investment Management, Inc., Ariel Capital Management, Inc., Berger Financial Group, LLC, Calvert Asset Management Company, The Dreyfus Corporation, Fidelity(R) Management & Research Company, Franklin Advisers, Inc., Frank Russell Investment Management Co., Fred Alger Management, Inc., Janus Capital Management LLC, Liberty Ridge Capital, Inc., Lord Abbett & Co. LLC, The Manager, MFS(R) Investment Management, Neuberger Berman Management, Inc., OneAmerica Funds, Inc., Pacific Investment Management Company LLC, Pioneer Investment Management, Inc., State Street Bank & Trust Company, T. Rowe Price Associates, Inc., Templeton Global Advisors Limited, Thornburg Investment Management, Inc. under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, (or from the Funds if a 12b-1 plan has been approved) ranging from 0.0% until a certain level of fund assets have been purchased to an annual service fee of 0.70% based on the average daily market value of shares owned by the separate account.


     The investment advisors of the Funds are listed in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Account invests. These investment companies offered to the public should not be confused with the Funds in which the Investment Account invests. The Funds are described in their prospectuses, which accompany this prospectus.

     A summary of the investment objective or objectives of each Portfolio of each of the Funds follows. There can be no assurance that any Portfolio will achieve its objective or objectives. More detailed information is contained in the Prospectuses for the Funds, including information on the risks associated with the investments and investment techniques of each Portfolio.

ONEAMERICA FUNDS, INC.

OneAmerica Asset Director - Advisor Class and Class O

     Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica  Investment  Grade Bond - Advisor Class and Class O

     Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica  Money  Market - Advisor Class and Class O

     Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Value - Advisor Class and Class O

     Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AIM GROWTH SERIES FUND

AIM Basic Value - Class A and Class R

     Seeking to provide long-term growth of capital. The AIM Basic Value Fund invests primarily in equity securities of U.S. companies believed to be undervalued in relation to long-term earning power or other factors. The Fund pursues capital growth by investing in undervalued large and mid-sized companies. Its focus on more stable business values enables it to take advantage of market volatility and investor overreaction to negative news. Investing in mid-sized companies may involve greater risk not associated with investing in more established companies. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

AIM Global Equity (Formerly AIM Global Equity Trends) - Class A

     Seeks long-term growth of capital. The AIM Global Equity Fund invests, normally, at least 65% of its total assets in equity securities in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, telecommunications and technology. The fund will normally invest in the securities of companies located in at least three different countries, including the United States with no more than 50% of its total assets in any one country, other than the U.S. Of total assets, up 22 to 20% may be invested in companies located in developing countries.

AIM Mid Cap Core Equity - Class A and Class R

     Seeking to provide long-term growth of capital. The AIM Mid Cap Core Equity Fund invests in medium-sized U.S. companies. The Fund seeks growth by applying AIM's GARP (Growth At a Reasonable Price) discipline to the universe of medium-sized companies. Investing in small-and mid-sized companies may involve greater risks not associated with investing in more established companies. Additionally, small companies may have business risk, significant stock price fluctuations and illiquidity. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

AIM Small Cap Growth - Class A and Class R

     Seeking to provide long-term growth of capital. The AIM Small Cap Growth Fund invests in U.S. small-cap companies. The Fund invests in stocks of emerging-growth companies that demonstrate earnings potential. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States. The Fund may invest up to 35% of its total assets in below-investment-grade debt securities. The Fund seeks to maintain a balance of high quality, growth stocks for stability.

FOR ADDITIONAL INFORMATION CONCERNING AIM GROWTH SERIES, PLEASE SEE THE AIM GROWTH SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



AIM SECTOR FUNDS, INC.

AIM Energy - Investor Class and Class K (Formerly INVESCO Energy)

     Seeking long-term capital growth. The AIM Energy Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies. The Fund focuses on reasonably priced companies with above-average production volume growth and earnings, cash flow and asset value growth potential independent of commodity pricing. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio. Holdings may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.

AIM Financial  Services - Investor Class and Class K
(Formerly INVESCO Financial Services)

     Seeking long-term capital growth. The AIM Financial Services Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property, and casualty, and multilane), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund focuses on market-driven companies with superior technology to deliver products and services that match their customers' needs. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Health Sciences - Investor Class and Class K
(Formerly INVESCO Health Sciences)

     Seeking  long-term  capital  growth.  The AIM Health Sciences Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. Within these industries, the Fund focuses on the market leaders that are well positioned to leverage demographic and innovative trends. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Leisure - Class K (Formerly the INVESCO Leisure)

     Seeks capital growth. The AIM Leisure Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to leisure activities. These industries include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants, and selected retailers. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Technology - Investor Class and Class K
(Formerly INVESCO Technology)

     Seeking long-term capital growth. The AIM Technology Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund concentrates on market-leading companies with strong management teams that have solid track records, financial strength and proprietary products or content. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

FOR ADDITIONAL INFORMATION CONCERNING AIM SECTOR FUNDS, INC. AND ITS
PORTFOLIOS, PLEASE SEE THE AIM SECTOR FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM STOCK FUNDS, INC.

AIM Dynamics - Investor Class (Formerly INVESCO Dynamics)

Seeking long-term capital growth. The AIM Dynamics Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The managers define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The Fund may invest up to 25% of the total assets in foreign securities (measured at the time of purchase). Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. When the manager believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its assets in high quality money market instruments, such as short-term U.S. government
obligations,   commercial  paper  or  repurchase   agreements.

FOR ADDITIONAL INFORMATION CONCERNING AIM STOCK FUNDS, INC. AND ITS PORTFOLIO. PLEASE SEE THE

AIM  STOCK  FUNDS,  INC.  PROSPECTUS,  WHICH  SHOULD  BE READ  CAREFULLY  BEFORE
INVESTING.


ALGER AMERICAN FUND

Alger  American   Balanced Portfolio - Class O

     Seeking current income and long-term capital appreciation. The Alger American Balanced Portfolio focuses on stocks of companies with growth potential and fixed income securities, with an emphasis on income-producing securities, which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency or if not rated, which are determined by the Managers to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Alger American Growth Portfolio - Class O

     Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American  Leveraged AllCap Portfolio - Class O

     Seeking long-term capital appreciation. The Alger American Leveraged AllCap Portfolio, under normal circumstances, invests in the equity securities of companies of any size which demonstrate promising growth potential. The
Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns. There is the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's value can decrease more quickly than if the Portfolio had not borrowed.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


THE ALLIANCEBERNSTEIN GROWTH FUNDS

AllianceBernstein Mid-Cap Growth - Class R

     The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks. The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-capitalization of companies. For these purposes, "mid-capitalization companies" are those that, at the time of investment, have market capitalizations with the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The Fund typically invests in common stocks with market capitalizations between $1 billion and $15 billion at the time of purchase.

AllianceBernstein Small-Cap Growth - Class R

     The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective. The Fund generally invests in a widely diversified portfolio of equity securities spread amount many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For those purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Normally, the Fund invests in about 100-125 companies.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN GROWTH FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN GROWTH FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS

AllianceBernstein Worldwide Privatization - Class R

     The Fund's investment objective is long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are under-going or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries or privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings, often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THE ALLIANCEBERNSTEIN VALUE FUNDS

AllianceBernstein Focused Growth & Income - Class R

     The Fund's investment objective is long-term growth of capital through the application of a disciplined value-oriented investment process. The Fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. Alliance believes that, over time, a company's stock price will come to reflect its intrinsic economic value. Alliance uses a disciplined investment process to evaluate the companies in Alliance's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Fund may invest in companies of any size and in any industry. At different times, the Fund's investment may be in companies with significantly different market capitalizations and with a greater emphasis on particular industries. The Fund expects under normal circumstances to invest primarily in equity securities of about 75 U.S. companies. The Fund may also invest up to 15% of its total assets in securities of non-U.S. issuers.

AllianceBernstein Global Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein Small/Mid Cap Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization the largest company in the Russell 2500(TM) Value Index. Under normal circumstances, the Fund invests at least 80% of its net assets in these types of securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein Value - Class R

     The Fund's investment objective is longer-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN VALUE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN VALUE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


ALLIANZ FUNDS

Allianz CCM Capital Appreciation - Class R
(Formerly PIMCO CCM Captial Appreciation)

     Seeks growth of capital. The Allianz CCM Capital Appreciation Fund invests primarily in a portfolio of fundamentally sound larger-cap companies with fair prices and strong growth potential. The fund employs a "growth-at-a-reasonable-price" philosophy, allowing it to invest in companies that exhibit both growth and value characteristics. The fund maintains a relatively low P/E ratio, allowing the fund to invest in companies with earnings that will be able to support their stock prices, which can be especially important in the face of market uncertainty.

Allianz NFJ Small-Cap Value - Class R
(Formerly PIMCO NFJ Small-Cap Value)

     Seeks long-term growth of capital and income. The Allianz NFJ Small-Cap Value Fund invests primarily in undervalued small-capitalization securities. The managers adhere to a strict value discipline, seeking fundamentally sound, dividend-paying small-cap companies that the managers feel are undervalued. This strategy requires that all holdings pay a dividend, which can offer stability during periods of market fluctuation.

Allianz OpCap Renaissance - Class R & Administrative Class
(Formerly PIMCO PEA Renaissance)

     Seeking to provide long-term growth of capital and income. The Allianz PEA Renaissance Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.


Allianz OpCap Value - Class R & Administrative Class
(Formerly PIMCO PEA Value)

     Seeking to provide long-term growth of capital and income. The Allianz PEA Value Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

Allianz RCM Large-Cap Growth - Class R
(Formerly PIMCO RCM Large-Cap Growth)

     Seeks long-term capital appreciation. The Allianz RCM Large-Cap Growth Fund invests at least 80% of its total assets in equity securities of U.S. companies with at least $3 billion in market capitalization. The management team employs a "bottom-up" investment process. The investment process revolves around a company's growth, quality and valuation.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA PORTFOLIOS, PLEASE SEE THE ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING


AMERICAN CENTURY(R) CAPITAL PORTFOLIOS, INC.

American Century(R) Equity Income - Investor Class and Advisor Class

     Seeking current income and capital growth. The American Century(R) Equity Income Fund invests primarily in stocks with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Secondarily, the Fund managers look for the possibility that the stock price may increase. The Fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Under normal market conditions, the managers intend to keep at least 85% of the Fund's assets invested in income-paying securities and at least 80% of its assets in equity securities.

American Century(R) Large Company Value - Advisor Class

     Seeking long-term capital growth. Income is a secondary objective. The fund managers of the American Century Large Company Value Fund look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

American Century(R) Real Estate - Advisor Class

     Long-term capital appreciation, with income as a secondary objective. The management team invests in common stocks of real estate investment trusts (REITs), which own income-producing properties such as offices, industrial properties, shopping centers, regional malls, outlet centers, apartments, manufactured homes, lodging/resorts, self storage, and diversified properties. The fund managers focus on individual companies using bottom-up, fundamental analysis including sophisticated earnings models and dividend discount models to identify potential stocks. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

American Century(R) Small Cap Value  -  Advisor Class and Investor Class

     Seeking long-term capital growth. Income is a secondary objective. The American Century(R) Small Cap Value Fund invests primarily in stocks of smaller companies that the managers believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Under normal market conditions, the managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities at all times.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) GINNIE MAE FUND

American Century(R) Ginnie Mae - Advisor Class

     Seeks high monthly income and low volatility. The American Century Ginnie Mae Fund invests 80% of its assets primarily in mortgage-backed securities issued by the Government National Mortgage Association (GNMA or Ginnie Mae). Total return investment strategy focuses on overall performance, compared to income strategies that will buy the highest yielding securities to boost income.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY GINNIE MAE FUND AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY GINNIE MAE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.AMERICAN CENTURY(R) MUTUAL FUNDS, INC.

AMERICAN CENTURY(R) MUTUAL FUNDS, INC.

American Century(R) Growth - Advisor Class

Seeks long-term capital growth. The American Century Growth Fund invests in large-cap companies that exhibit sustainable accelerating earnings and revenue. The management team adheres to well-defined investment policies: 1) invests at least 75% of assets in large-cap companies, 2) maintains approximately 50-90 holdings, 3) top 10 holdings compose approximately 30% of portfolio assets, 4) non-U.S. holdings will account for less than 20% of assets and 5) a minimum of 90% of the portfolio will be invested in equity securities.

American Century(R) Heritage  - Advisor Class

     Seeking long-term capital growth. The fund managers of the American Century(R) Heritage Fund look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. The managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for sectors.

American  Century(R)  Select  - Investor Class

     Seeking  long-term  capital  growth.  The American  Century(R)  Select Fund
invests  at  least  75%  of  assets  in  large-cap   companies


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

and maintains approximately 80-120 holdings. Additionally, the management team considers S&P 500 sector weightings when constructing the portfolio. They use a bottom-up stock-picking approach that relies on a proven combination of proprietary technology and fundamental analysis. They invest mainly in U.S. large-cap companies that exhibit sustainable, accelerating earnings; and they attempt to remain fully invested at all times. They utilize a disciplined sell strategy based on deteriorating fundamentals, decelerating growth trends and emergence of more attractive alternate companies.

American Century(R) Ultra(R) - Advisor Class and Investor Class

     Seeking capital appreciation over time by investing in the common stocks of medium-and large-sized companies that exhibit accelerating growth. The American Century(R) Ultra(R) Fund invests primarily in large-sized companies whose operating earnings and revenue are accelerating. The management team builds positions in those companies it considers most likely to sustain earnings acceleration. This Fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets. The Fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY MUTUAL FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC.

American  Century(R) Income & Growth - Investor Class

     Seeking long-term capital growth and income is secondary. The American Century(R) Income & Growth Fund invests in a diversified portfolio of domestic stocks in pursuit of its objective. The Fund is designed to provide a total return and dividend yield greater than the S&P 500 Index. Stocks are selected primarily from the 1,500 largest U.S. publicly traded companies, with no single industry accounting for more than 25% of total assets. Individuals cannot invest directly in any index.

American  Century(R)  Small  Company  - Advisor Class

     Seeking capital appreciation by investing primarily in common stocks of small companies. The American Century(R) Small Company Fund's investment strategy utilizes quantitative management techniques in a two-step process that draws on computer technology. In the first step, the fund managers rank stocks from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. In the second step, the managers use a technique called portfolio optimization, which they believe will provide the optimal balance between risk and expected return.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) STRATEGIC ASSET ALLOCATIONS, INC.

American  Century(R)  Strategic   Allocation:   Aggressive
 - Advisor Class and Investor Class

     Seeking to provide long-term capital growth with a small amount of income. The American Century(R) Strategic Allocation: Aggressive Fund asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Aggressive is generally allocated among the major asset classes as follows: 78% stocks, 20% bonds and 2% cash.

American  Century(R)  Strategic  Allocation:  Conservative
 - Advisor Class and Investor Class

     Seeking to provide regular income and moderate long-term growth. The American Century(R) Strategic Allocation: Conservative Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Conservative is generally allocated among the major asset classes as follows: 45% stocks, 45% bonds and 10% cash.

American Century(R) Strategic Allocation:  Moderate
 - Advisor Class and Investor Class

     Seeking to provide long-term capital growth and some regular income. The American Century(R) Strategic Allocation: Moderate Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Moderate is generally allocated among the major asset classes as follows: 63% stocks, 31% bonds and 6% cash.

FOR  ADDITIONAL   INFORMATION   CONCERNING   AMERICAN  CENTURY  STRATEGIC  ASSET
ALLOCATIONS,  INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN

CENTURY STRATEGIC ASSET ALLOCATIONS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

American Century(R) VP Capital Appreciation

     Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING

AMERICAN CENTURY(R) WORLD MUTUAL FUNDS, INC.

American Century(R)  International Growth  - Advisor Class and Investor Class

     Seeking capital growth by investing in equity securities in developed foreign countries. The American Century(R) International Growth Fund invests in common stocks of foreign companies that management considers to have potential for appreciation. The Fund invests primarily in stocks of companies that demonstrate sustainable earnings and growth acceleration of developed markets and attempts to stay fully invested at all times. Other securities the Fund may invest in are bonds, notes and debit securities of companies and obligations of domestic or foreign governments and their agencies.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ARIEL MUTUAL FUNDS, INC.

Ariel

     Seeking to provide long-term capital appreciation. The Ariel Fund seeks long-term capital appreciation by investing in undervalued smaller capitalization (small-cap) companies in consistent industries that show strong potential for growth. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations between $500 million and $2.5 billion at the time of purchase.

Ariel Appreciation

     Seeking to provide long-term capital appreciation. The Ariel Appreciation Fund seeks long-term capital appreciation by investing in undervalued medium capitalization (mid-cap) firms with growth potential. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations from $2.5 billion to $20 billion at the time of purchase.

FOR  ADDITIONAL   INFORMATION  CONCERNING  ARIEL  MUTUAL  FUNDS,  INC.  AND  ITS
PORTFOLIOS, PLEASE SEE THE ARIEL MUTUAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT INCOME FUND

 Calvert Income - Class A

     Seeking to maximize income, to the extent consistent with prudent investment management and preservation of capital through investment in bonds and other income producing securities. The Calvert Income Fund invests in selected investment grade bonds. At least 65% of its assets are invested in fixed-income securities that received one of the following ratings: Aaa, Aa, A or Baa from Moody's Investor Services Inc., AAA, AA, A or BBB from Standard & Poor's Corp. or a comparable rating from Calvert Asset Management Company (CAMCO). These are un-rated securities whose value CAMCO considers comparable to one of the investment-grade ratings listed above. The remaining 35% of the assets may be invested in non-investment-grade securities. These securities involve greater risk of default or price declines (due to changes in the issuers' creditworthiness).

FOR ADDITIONAL INFORMATION CONCERNING CALVERT INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT NEW VISION SMALL CAP FUND

Calvert New Vision Small Cap - Class A

     Seeking to provide long-term capital appreciation by investing primarily in small cap stocks that meet the fund's investment. At least 80% of the Calvert New Vision Small Cap Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT NEW VISION SMALL CAP FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT NEW VISION SMALL CAP FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT SOCIAL INVESTMENT FUND

Calvert Social  Investment  Equity - Class A

     Seeking to provide growth of capital through investment in equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation.The Calvert Social Investment Equity Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billon. Investment returns will be mostly from changes in the price of the underlying Fund's holdings (capital appreciation). The subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT SOCIAL INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT SOCIAL INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

Calvert Social Mid-Cap Growth - Class A

     Seeking long-term capital appreciation. The Calvert Social Mid-Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES INC. AND THE CALVERT SOCIAL MID-CAP GROWTH PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


DREYFUS GROWTH AND VALUE FUNDS, INC.

Dreyfus Premier Future Leaders - Class T

     The Fund seeks capital growth. To pursue this goal, the Fund normally invests at least 80% of its assets in the stocks of companies the Advisor believes to be future leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Fund primarily invests in companies with market capitalizations of less than $2 billion at the time of purchase. However, since the Fund may continue to hold its securities as their market capitalizations grow, a substantial portion of the Fund's holdings can have market capitalizations in excess of $2 billion at any given time. The Fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings. In choosing stocks, the Fund uses a blended approach, investing in a combination of growth and value stocks. The Fund managers use a sector management approach, supervising a team of sector managers who each make buy and sell recommendations within their respective areas of expertise.

Dreyfus Premier Structered MidCap - Class T

     The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of companies included in the S&P 400 Midcap Index or the Russell Midcap Index at the time of purchase. The fund's stock investments may include common stocks, preferred stocks and convertible securities of U.S. and foreign issuers, including those purchased in initial public offerings. The portfolio managers select stocks through a bottom-up, structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by computer models that identify and rank stocks based on: fundamental momentum, relative value, future cash flow, and additional factors, such as trading by company insiders or stock pricing variables and historical information. Next, the portfolio managers select the most attractive of the top ranked securities. The fund will sell a stock which falls below the median ranking, and generally will reinvest the proceeds in a top-ranked security in order to remain fully invested. The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS GROWTH AND VALUE FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS GROWTH AND VALUE FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS PREMIER NEW LEADERS, INC.

Dreyfus Premier New Leaders - Class T

     The Fund seeks to maximize capital appreciation. To pursue this goal, the Fund invests at least 80% of its assets in the stocks of small and midsize companies. Often, these companies are new leaders in their industry, and are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. The Fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings. The Fund also may invest in foreign stocks. The Fund defines small and midsize companies as companies with market capitalizations of $10 billion or less at the time of investment. The Fund is not required to maintain an average or median market capitalization of investments within any particular range. In choosing stocks, the Fund uses a blended approach, investing in growth stocks, value stocks, or stocks that exhibit the characteristics of both.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER NEW LEADERS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER NEW LEADERS, INC PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


DREYFUS PREMIER WORLDWIDE GROWTH, INC.

Dreyfus Premier Worldwide Growth - Class T

     The fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of U.S. and foreign companies. The fund will normally invest at least 25% of its assets in foreign companies. The fund focuses on blue chip multinational companies with total market values of more than $5 billion. The fund employs a buy-and-hold investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the fund invests for long-term growth rather than short-term profits.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER WORLDWIDE GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER WORLDWIDE GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THE DREYFUS/LAUREL FUNDS, INC.

Dreyfus Premier Small Cap Value - Class T

     The Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2000 Value Index. To pursue its goal, the Fund normally invests at least 80% of its assets in stocks of small U.S. companies. The adviser uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the Fund. The portfolio is constructed so that its sector weightings and risk characteristics are similar to those of the Russell 2000 Value.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS/LAUREL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS/LAUREL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

Dreyfus Premier Third Century - Class T

     The Fund seeks to provide capital growth, with current income as a secondary goal. The Fund may also invest in foreign securities. To pursue these goals, the Fund invests primarily in the common stocks of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America. The Fund's investment strategy combines market economics and fundamental research with a proactive social screening process. The portfolio managers begin by assessing current economic conditions and forecasting economic expectations. Each industry sector of the S&P 500 Index is examined to determine the sector's market capitalized weighting and to estimate the performance of the sector relative to the S&P 500 as a whole. The portfolio managers then evaluate each stock considered to be a potential purchase candidate to determine whether the company enhances the quality of life in America by considering its record in the areas of: a) protection and improvement of the environment and the proper use of our natural resources; 2) occupational health and safety; 3) consumer protection and product purity; and 4) equal employment opportunity. Consistent with its consumer protection screen, the Fund will not purchase shares in a company that manufactures tobacco products.

FOR ADDITIONAL  INFORMATION  CONCERNING THE DREYFUS PREMIER THIRD CENTURY,  INC.
AND  ITS  PORTFOLIO,   PLEASE  SEE  THE  DREYFUS  PREMIER  THIRD  CENTURY,  INC.
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY ADVISOR FUNDS

Fidelity(R)  Advisor  Diversified  International - Class T

     Capital growth. The Fidelity(R) Advisor Diversified International Fund normally invests primarily in non-U.S. securities, primarily in common stocks. The fund allocates its investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Fidelity(R)   Advisor  Dividend  Growth - Class T

     Seeks capital appreciation. The Fidelity(R) Advisor Dividend Growth Fund normally invests at least 80% of assets in equity securities, primarily in common stocks, investing primarily in companies that pay dividends or that Fidelity(R) Management & Research Company (FMR) believes have the potential to pay dividends in the future. FMR may invest the fund's assets in 'growth' stocks or 'value' stocks or both, and may invest in securities of foreign and domestic issuers.

Fidelity(R) Advisor Dynamic Capital Appreciation - Class T

     Seeks capital appreciation. The Fidelity(R) Advisor Capital Appreciation Fund normally invests primarily in common stocks of domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both. In buying and selling securities for the fund, Fidelity(R) Management & Research Company (FMR) relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Fidelity(R) Advisor Equity Growth - Class T

     Seeks  capital  appreciation.  Fidelity(R)  Management  & Research  Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities. Normally investing primarily in common stocks. Investing in companies it believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R)  Advisor  Equity  Income - Class T

     Seeks a yield from dividend and interest income that exceeds the composite dividend yield of securities in the S&P 500. The fund will consider the potential for achieving capital appreciation. (Individuals cannot invest directly in any index.) The Fidelity(R) Advisor Equity Income Fund normally invests at least 80% of assets in equity securities, primarily in income-producing equity securities which tends to lead to investments in large cap 'value' stocks, potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Invests in domestic and foreign issuers.

Fidelity(R) Advisor Freedom 2010 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R)equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2010).

Fidelity(R) Advisor Freedom 2015 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2015).

Fidelity(R) Advisor Freedom 2020 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2020).

Fidelity(R) Advisor Freedom 2025- Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2025).

Fidelity(R) Advisor Freedom 2030 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2030).

Fidelity(R) Advisor Freedom 2035 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2035).

Fidelity(R) Advisor Freedom 2040- Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2040).

Fidelity(R) Advisor Freedom Income - Class T

     Seeks high total return with a secondary objective of principal preservation. Invests in a combination of Fidelity equity, fixed-income, and money market funds (underlying Fidelity(R) funds) and allocates its assets among these funds according to a stable asset allocation strategy designed for investors already in retirement.

Fidelity(R)  Advisor Growth & Income - Class T

     High total return through a combination of capital appreciation and current income. The Fidelity(R) Advisor Growth & Income Fund normally invests a majority of its assets in common stocks of domestic and foreign issuers, with a focus on those that pay current dividends and show potential for capital appreciation. The fund may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may invest in either 'growth' stocks or 'value' stocks or both.

Fidelity(R) Advisor Growth Opportunities - Class T

     Seeks to provide capital growth. Normally investing primarily in common stocks of both domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both.


Fidelity(R) Advisor International Capital Appreciation - Class T

     Seeks capital appreciation. Normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund normally invests primarily in common stocks. The fund allocates its investments across different countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.


Fidelity(R)  Advisor Mid Cap - Class T

Long-term growth of capital. The Fidelity(R) Advisor Mid Cap Fund normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Mid Cap Index or the Standard & Poor's Mid Cap 400 Index (S&P MidCap 400). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

Fidelity Advisor New Insights - Class T

     Seeks  capital  appreciation.  Fidelity(R)  Management  & Research  Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks. Investing in securities of companies whose value it believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R) Advisor Overseas - Class T

     Seeks long term growth of capital. Normally invests at least 80% of the fund's total assets in non-U.S. securities. The fund normally invests primarily in common stocks. The fund allocates investments across countries and regions with consideration to market size in each country and region relative to the size of the international markets as a whole.

Fidelity(R)  Advisor  Small Cap - Class T

     Seeks Long-term growth of capital. The Fidelity(R) Advisor Small Cap normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index or the Standard & Poor's SmallCap 600 Index). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

FOR  ADDITIONAL   INFORMATION  CONCERNING  FIDELITY(R)  ADVISOR  FUNDS  CLASS  T
PORTFOLIOS, PLEASE SEE THE FIDELITY(R) ADVISOR FUNDS CLASS T PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

Fidelity(R) VIP Asset Manager(SM)Portfolio

     Seeking high total return with reduced risk over the long-term. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP  Contrafund(R) Portfolio

     Seeks long-term capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Equity-Income Portfolio

     Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio

     Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP High Income Portfolio

     Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Overseas Portfolio

     Seeks long-term growth of capital. Fidelity(R) Management and Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN CAPITAL GROWTH FUND

Franklin Capital Growth- R Class

     Seeks capital appreciation with a secondary goal of current income. Franklin Capital Growth Fund invests primarily in stocks of leading businesses with strong growth prospects. The fund looks for current and future market leaders, within small, medium- and large-sized companies that meet its investment criteria. Specifically, the fund targets established and emerging industry leaders, investing in stocks of companies it believes will grow at an accelerated pace--companies with solid profit models, visionary management and high barriers to entry such as proprietary, intellectual property and patents. The fund can also invest in some foreign company stocks.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN CAPITAL GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE FRANKLIN CAPITAL GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN FLEX CAP GROWTH FUND

Franklin Flex Cap Growth-  Class R

     Seeks capital appreciation. Under normal market conditions, the Franklin Flex Cap Growth Fund invests a majority of the net assets in equity securities of California companies. The Fund has the flexibility to invest in companies located in other states and outside the United States. The managers consider California companies as those that are headquartered or conducting a substantial portion of their operations in, or generating a substantial portion of their revenue from business within, the state of California. The Fund may invest in initial public offerings of securities, and may also invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings. A significant portion of the Fund's investments is in smaller and midsize companies.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN FLEX CAP GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE FRANKLIN FLEX CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN STRATEGIC SERIES

Franklin Strategic Income - Class R

Seeks to provide a high level of current income, while maintaining a secondary focus on long-term capital appreciation. Franklin Strategic Income Fund follows a fundamental, value-oriented investment philosophy that seeks to provide investors with broad market exposure to domestic and international fixed income markets. The managers strategically allocate investments across many different sectors of the fixed income universe, including foreign and U.S. government bonds, high-yield and investment-grade corporate bonds, convertible securities and mortgage-backed securities.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN STRATEGIC SERIES PORTFOLIO, PLEASE SEE THE FRANKLIN

STRATEGIC SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Janus Adviser Series

Janus Adviser Forty Fund(Formerly known as Capital Appreciation Fund)- Class R

     The Fund seeks long-term growth of capital. The fund pursues its objective by investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Adviser Growth and Income Fund - Class R

     The Fund seeks long-term capital growth and current income. The Fund pursues its objective by normally emphasizing investments and common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities make up part of all of this income component if they currently pay dividends of the portfolio manger believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.


Janus Adviser Risk-Managed Growth Fund - Class I

     Long-term growth of capital. The Fund primarily invests in large-sized companies selected for their growth potential, seeking to control risks by applying a mathematical management process and selecting stocks only from a predefined universe of the Fund's benchmark, Russell 1000(R) Growth Index. The mathematical-based management technique does not attempt to predict the direction of the market, nor does it have a particular view of any particular company in the Fund. Rather, investment decisions are governed by a mathematical investment process that aims to deliver long-term returns better than its benchmark while controlling the risk relative to the benchmark.liver long-term returns better than its benchmark while limiting losses.

Janus Adviser Small Company Value Fund - Class I

     Seeks capital appreciation. The Janus Adviser Small Company Value Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Index. This average is updated monthly. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. For the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

FOR ADDITIONAL INFORMATION CONCERNING JANUS PORTFOLIOS, PLEASE SEE THE JANUS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING


JANUS ASPEN SERIES

Janus Aspen Series Flexible Bond Portfolio  Income -  Institutional  Class

     Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its net assets in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Portfolio will continue to invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will to limit its investments in high-yield/high-risk bonds to 35% of its net assets. As a fundamental policy, the Portfolio will invest at least 80% of its total assets in income-producing securities, but will also follow the more restrictive non-fundamental policy of investing at least 80% of its net assets in bonds. For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Class

     Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may , under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.


FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LIFEPOINTS(R) FUNDS

Russell 2010 Strategy Fund - Class D

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 45% stock funds and 55% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2010.

Russell 2020 Strategy Fund - Class D

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 55% stock funds and 45% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2020.

Russell 2030 Strategy Fund - Class D

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 64% stock funds and 36% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2030.

Russell 2040 Strategy Fund - Class D

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 72% stock funds and 38% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2040.


Russell LifePoints(R) Aggressive - Class D

     Seeks longterm capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds: Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Balanced - Class D

     Seeks moderate levels of current income and long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Diversified Bond Fund, MultiStrategy Bond Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Conservative - Class D

     Seeks high levels of current income and, secondarily, capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, Short-term Bond Fund and Emerging Markets Fund.

Russell Lifepoints(R) Equity Aggressive - Class D

     Seeks long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying funds: Russell Diversified Equity fund, Special Growth fund, Quantitative Equity fund, International Securities fund, Real Estate Securities fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Moderate - Class D

     Seeks longterm capital appreciation and high levels of current income. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Short-term Bond Fund, Real Estate Securities Fund, and Emerging Markets Fund.

FOR ADDITIONAL INFORMATION CONCERNING LIFEPOINT(R) FUNDS, PLEASE SEE THE LIFEPOINT(R) FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


LORD ABBETT BLEND TRUST

Lord Abbett Small-Cap Blend - Class P

     The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time purchase that falls within the market capitalization range of companies in the Russell 2000 Index, a widely used benchmark for a small-cap stock performance.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT BLEND TRUST AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT SMALL CAP BLEND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LORD ABBETT DEVELOPING GROWTH, INC.

Lord Abbett Developing Growth - Class P

     The Fund's investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. To pursue its goal, the Fund primarily invests in the common stocks of companies with above-average, long-term growth potential. The Fund uses a bottom-up stock selection process, which means that it focuses on the investment fundamentals of companies, rather than reacting to stock market events. The Fund is broadly diversified over many industries and economic sectors. Normally, the Fund invests at least 65% of its net assets in equity securities of small companies. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT DEVELOPING GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT DEVELOPING GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LORD ABBETT MID-CAP VALUE, INC.

Lord Abbett Mid-Cap Value- Class P

     The Fund seeks capital appreciation through investments, primarily in equity securities, which the Advisor believes to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with a market capitalization of roughly $500 million to $10 billion, at the time of purchase. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. In selecting investments, the Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT MID-CAP VALUE AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT MID-CAP VALUE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LORD ABBETT RESEARCH FUND, INC.

Lord Abbett Growth Opportunities - Class P

     The Fund's investment objective is capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for madcap stock performance. Equity securities may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. In selecting investments, the Fund follows a growth style of investing, which means that the Advisor favors companies that show the potential for strong revenue and earnings growth.

Lord Abbett Small-Cap Value - Class P

     The Fund's investment objective is long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of less than $2 billion at the time of purchase. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. In selecting investments, the Fund attempts to invest in the securities of smaller, less wellknown companies selling at reasonable prices in relation to our assessment of their potential value.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT RESEARCH FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT RESEARCH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R)  INTERNATIONAL NEW DISCOVERY FUND

MFS(R) International New Discovery - Class A

     Seeking to provide capital appreciation. The MFS(R) International New Discovery Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of foreign (including emerging market) issuers. The Fund may invest in companies of any size, including equity securities issued by foreign companies with relatively small market capitalizations that the Fund's investment adviser, Massachusetts Financial Services Company (MFS or the adviser), believes are early in their life cycle but have the potential to become major enterprises. Under normal market conditions, the Fund invests in at least three different countries.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) INTERNATIONAL NEW DISCOVERY FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) INTERNATIONAL NEW DISCOVERY FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R)  MID CAP  GROWTH  FUND

MFS(R) Mid Cap Growth - Class A

     Seeking to provide long-term growth of capital. The MFS(R) Mid Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities of companies with medium market capitalization which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes have above-average growth potential. Medium market capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Fund's investment.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) MID CAP GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) MID CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


MFS(R)  STRATEGIC  VALUE  FUND

MFS(R)  Strategic  Value - Class A

     Seeking to provide capital appreciation. The MFS(R) Strategic Value Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of companies which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes are undervalued in the market relative to their long term potential. This Fund may invest in foreign securities through which it may have exposure to foreign currencies. This Fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) STRATEGIC VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) STRATEGIC VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R)  VALUE FUND

MFS(R) Value - Class A

     Seeking to provide capital appreciation and reasonable income. The MFS(R) Value Fund invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which Massachusetts Financial Services Company (referred to as MFS or the adviser) believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the Fund may invest in companies of any size, the Fund generally focuses on undervalued companies with large market capitalizations. The Fund may invest in foreign securities through which it may have exposure to foreign currencies.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

NEUBERGER BERMAN LLC

Neuberger  Berman  Fasciano - Advisor Class

     Seeks long-term capital growth. Neuberger Berman Fasciano Fund seeks to invest in small, undervalued but growing companies, patiently holding them long term until they blossom. To find these stocks, the fund's manager looks for small companies that exhibit solid growth potential and present good value. The manager seeks to invest in companies with strong fundamentals, especially those that generate sufficient cash flow to self-fund their growth. The focus is on companies with easily understood products or services and proven business models. Since small companies tend to have higher volatility and lower liquidity than larger companies, Michael Fasciano seeks to offset these risks through diversification and careful portfolio construction.

Neuberger  Berman  Focus-Advisor  Class

     Seeks long-term capital growth. The Neuberger Berman Focus Fund seeks long-term growth of capital. The manager looks for undervalued companies. To pursue this goal, the fund invests principally in common stocks selected from 13 multi-industry sectors of the economy. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

Neuberger Berman Millennium - Advisor Class

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of small capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management.

Neuberger Berman Partners - Advsior Class

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries. The manager looks for well-managed companies whose stock prices are undervalued.

FOR  ADDITIONAL   INFORMATION   CONCERNING   NEUBERGER  BERMAN  MANAGEMENT  INC.
PORTFOLIOs, PLEASE SEE THE NEUBERGER BERMAN MANAGEMENT INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


OPPENHEIMERFUNDS(R)

Oppenheimer Developing Markets - Class N

     The Fund aggressively seeks capital appreciation. The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The Fund will emphasize investments in common stocks and other equity securities. The Fund will emphasize investment in growth companies, which can be in any market capitalization range.

Oppenheimer Global - Class N

     The Fund seeks capital appreciation. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses it investment in mid- and large-cap companies. The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

Oppenheimer International Bond - Class N

     The Fund's primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes and other debt obligations. They may include "zero coupon" or "stripped" securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings from investment purposes) in "bonds" and invests in as least three countries other than the United States. The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice of the change. The Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade. The Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income. Therefore, the Fund's credit risks are greater than those funds that buy only investment-grade bonds. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Oppenheimer International Small Company - Class N

     The Fund seeks long-term capital appreciation. The Fund invests mainly in common stock of companies that are domiciled outside the United States or have their primary operations outside the U.S. and have market capitalizations of

$2.5 billion or less. These are described as "small-cap companies." That capitalization parameter is subject to change as the relative market capitalizations of small-cap issuers change over time. The Fund measures that capitalization at the time the Fund buys a security, and it is not required to sell the security if the issuer's capitalization changes. The Fund focuses on stocks of companies that the portfolio managers believe have favorable growth prospects. Under normal circumstances; the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of small-cap companies, and the Fund will invest at least 65% of its total assets in foreign securities. The Fund is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

Oppenheimer Main Street Opportunity - Class N

     The Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.


Oppenheimer Small Cap Value - Class N

     The Fund aggressively seeks capital appreciation. The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The Fund will emphasize investments in common stocks and other equity securities. The Fund will emphasize investment in growth companies, which can be in any market capitalization range.

FOR ADDITIONAL INFORMATION CONCERNING  OPPENHEIMERFUNDS  PORTFOLIOS,  PLEASE SEE
THE  OPPENHEIMERFUNDS   PROSPECTUS,   WHICH  SHOULD  BE  READ  CAREFULLY  BEFORE
INVESTING.


PBHG FUNDS

PBHG Emerging Growth

     Seeking long-term growth of capital. Under normal market conditions, the PBHG Emerging Growth Fund invests at least 80% of its assets in securities of small sized companies with market capitalizations generally similar to companies in the Russell 2000(R) Growth Index at purchase and expects to focus on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The securities in the Fund are primarily common stocks that Pilgrim Baxter believes have a strong historical earnings growth and expected earnings higher than the U.S. market as a whole.


PBHG Large Cap - (formerly known as PBHG Large Cap Value name changed on 4/1/03)

     Seeking long-term growth of capital and income. Current income is a secondary objective. Under normal conditions, the PBHG Large Cap Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations similar to the companies in the S&P 500 Index at the time of purchase and expects to focus on equity securities whose market capitalizations are over $10 billion at the time of purchase. The securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG FUNDS, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG FUNDS, FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PBHG INSURANCE  SERIES FUND

Liberty Ridge Growth II Portfolio (Formerly PBHG Insurance Series Growth II Portfolio)

Seeking capital appreciation. Under normal market conditions, the Liberty Ridge Growth II Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies with market capitalizations similar to the market capitilizations of companies in the Russell Midcap(R) Growth Index at the time of purchase and expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The securities in the Portfolio are primarily common stocks that Liberty Ridge Captial, Inc. believes have strong business momentum, earnings growth and capital appreciation potential.

Liberty Ridge Technology & Communications Portfolio (Formerly PBHG Insurance Series Technology & Communications Portfolio)

Seeking long-term growth of capital. Current income is incidental to the portfolio's goal. Under normal market conditions, the Liberty Ridge Technology & Communications Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PACIFIC INVESTMENTS MANAGEMENT SERIES

PIMCO  High Yield  - Administrative Class &  Class R

     Seeking to provide maximum total return, consistent with preservation of capital and prudent investment management. The PIMCO High Yield Fund seeks to achieve its investment objective by investing, under normal circumstances, a majority of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody's or S&P, or, if un-rated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest a portion of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers.

PIMCO Total Return - Class R

     Seeks maximum total return. The PIMCO Total Return Fund invests primarily in intermediate-term, high quality bonds. The manager employs a variety of value-added strategies to increase the opportunity for total return potential and help reduce portfolio risks. The fund may hold up to 20% of its assets in foreign securities, may at times use futures to replicate bond positions and may invest up to 10% in high-yield securities.

FOR ADDITIONAL INFORMATION CONCERNING PACIFIC INVESTMENTS MANAGEMENT SERIES PORTFOLIOS, PLEASE SEE THE PACIFIC INVESTMENTS MANAGEMENT SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER BOND FUND

Pioneer Bond - Class R

To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund's portfolio. The fund invests primarily in; debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper, cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER BOND PORTFOLIO, PLEASE SEE THE PIONEER FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING PIONEER BOND FUND

PIONEER FUND

Pioneer Fund - Class R

     Reasonable income and capital growth. The fund invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER FUND PORTFOLIO, PLEASE SEE THE PIONEER FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER HIGH YIELD

Pioneer High Yield - Class R

     Maximize total return through a combination of income and capital appreciation. Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER HIGH YIELD PORTFOLIO, PLEASE SEE THE PIONEER HIGH YIELD PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER MID-CAP VALUE

Pioneer Mid-Cap Value - Class R

     Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The fund focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER MID-CAP VALUE PORTFOLIO, PLEASE SEE THE PIONEER MID-CAP VALUE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER OAK RIDGE LARGE CAP GROWTH

Pioneer Oak Ridge Large Cap Growth - Class R

     Capital appreciation. Normally, the fund invests at least 80% of its net assets in equity securities of large capitalization U.S. companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

FOR  ADDITIONAL  INFORMATION  CONCERNING  PIONEER  OAK RIDGE  LARGE  CAP  GROWTH
PORTFOLIO, PLEASE SEE THE PIONEER OAK RIDGE LARGE CAP GROWTH PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER PAPP SMALL AND MID CAP GROWTH

Pioneer Papp Small and Mid Cap Growth - Class R

     Long term capital growth. Normally, the fund invests at least 80% of its net assets in equity securities of small and mid-capitalization issuers, that is those with market values, at the time of investment, that do not exceed the market capitalization of the largest company within the S&P Mid Cap 400 Index. The size of the companies in the index may change dramatically as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in an index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER PAPP SMALL AND MID CAP GROWTH PORTFOLIO, PLEASE SEE THE PIONEER PAPP SMALL AND MID CAP GROWTH PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER SMALL CAP VALUE

Pioneer Small Cap Value - Class R

     Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the fund invests at least 80% of its net assets in equity securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer '
capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper Small-Cap category. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER SMALL CAP VALUE PORTFOLIO, PLEASE SEE THE PIONEER SMALL CAP VALUE PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PIONEER VARIABLE LIFE CONTRACTS TRUST

Pioneer Fund VCT

     Reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer Growth Opportunities VCT

     Growth of capital. The portfolio invests primarily in equity securities of companies that Pioneer Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE LIFE CONTRACTS TRUST PORTFOLIOS, PLEASE SEE THE PIONEER VARIABLE LIFE CONTRACTS TRUST PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


STATE STREET  EQUITY 500 INDEX  FUND

State Street  Equity 500 Index - Class A

     Seeking to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index. (Investors cannot invest directly in an index.) The State Street Equity 500 Index Fund (the Fund) , seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio of State Street Master Funds. The Fund intends to invest in all 500 stocks comprising the S&P 500 Index in proportion to their weightings in the S&P 500 Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, a sample of the stocks in the Index in proportions expected by the adviser to match generally the performance of the S&P 500 Index as a whole may be purchased.

FOR  ADDITIONAL  INFORMATION  CONCERNING  TRUST AND THE STATE STREET  EQUITY 500
INDEX  FUND,  PLEASE  SEE  THE  STATE  STREET  INSTITUTIONAL   INVESTMENT  TRUST
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TEMPLETON FOREIGN FUND

Templeton  Foreign -  Class R

     Seeks long-term capital growth. Templeton Foreign Fund, under normal market conditions, invests at least 80% of its net assets mainly in the equity securities of companies located outside the U.S., including emerging markets. The fund may have significant investments in one or more countries or in particular sectors such as technology and financial institutions. Depending on current market conditions, the fund generally invests a portion of its total assets in debt securities of entities located anywhere in the world and may use various derivative strategies to protect its assets.

FOR ADDITIONAL INFORMATION CONCERNING TRUST AND THE TEMPLETON FOREIGN FUND, PLEASE SEE THE TEMPLETON FOREIGN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TEMPLETON GROWTH FUND

Templeton  Growth -  Class R

     Seeks long-term capital growth. Templeton Growth Fund, under normal market conditions, invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. In addition to the fund's main investments, depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities, and the fund may use various derivative strategies seeking to protect its assets. The manager applies a "bottom up," value-oriented, long-term approach when choosing equity investments.

FOR ADDITIONAL INFORMATION CONCERNING TEMPLETON GROWTH FUND, PLEASE SEE THE TEMPLETON TEMPLETON GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


THORNBURG INVESTMENT TRUST

Thornburg Core Growth - Class R

     The Fund seeks long term growth of capital by investing in equity securities selected for their growth potential. To pursue its goal, the Fund primarily invests in short- and intermediate-duration U.S. Government securities, and securities issued or guaranteed by government sponsored enterprises, which the Fund expects will produce a high level of income.

Thornburg International Value - Class R

     The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, nonfundamental goal of the Fund is to seek some current income. The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its net assets in foreign securities. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Debt securities may be purchased when the Advisor believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Thornburg Limited-Term Income - Class R

     The primary goal of the Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund will invest at least 65% of it's net assets in obligations of the U.S. Government, and debt securities rated at the time of purchase in one of the three highest ratings of Standard and Poor's or Moody's Investor Service.

Thornburg Limited-Term US Government - Class R

     The primary goal of the Fund is to provide as high a level of current income as is consistent with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Thornburg Value - Class R

     The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The Advisor anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

FOR ADDITIONAL INFORMATION CONCERNING THORNBURG INVESTMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE THORNBURG INVESTMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. Rowe Price Blue Chip Growth -  Class R

     Seeks long-term growth of capital. Current income is a secondary objective. The fund manager of the T. Rowe Price Blue Chip Growth Fund invests primarily in common stocks of well-established large and medium-sized companies. The manager focuses on "blue chip" companies with the following characteristics a. leading market positions, b. seasoned management teams, c. strong financial fundamentals and d. above-average growth and profitability.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE BLUE CHIP GROWTH, INC. FUND AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY INCOME FUND

T. Rowe Price Equity Income - Retail and Class R

     Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE EQUITY INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE GROWTH STOCK, INC.

T.Rowe Price Growth Stock - Class R

     Seeking long-term growth of capital and, secondarily, increasing dividend income. The fund manager of the T. Rowe Price Growth Stock Fund invests primarily in common stocks of well-established growth companies. The fund manager focuses on companies having one or more of the following characteristics: 1) Superior growth in earnings and cash flow, 2) Ability to sustain earnings momentum even during economic slowdowns and/or 3) Occupy a lucrative niche in the economy and is able to expand even during times of slow economic growth.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE GROWTH STOCK CLASS, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE GROWTH STOCK, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE INTERNATIONAL  FUNDS, INC.

T. Rowe  Price  European  Stock - Retail

     Seeking long-term growth of capital through investment primarily in common stocks of European companies. Current income is a secondary objective. The T.Rowe Price European Stock Fund invests primarily in European companies. Normally, at least five countries will be represented in the portfolio. Stock selection reflects a growth style. This investment option expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop: Austria, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia and Turkey.

T.Rowe Price International Growth & Income - Class R

     Seeking to provide long term growth of capital and reasonable income. The fund manager of the T. Rowe Price International Growth & Income Fund focuses on companies with favorable prospects for capital appreciation that exhibit value characteristics and investments primarily in common stocks of mature,
dividend-paying,   non-U.S.   companies.  The  fund  manager  looks  to  broadly
diversify, primarily among the world's developed countries. Securities are chosen based on "bottom-up" research. Country allocation is driven largely by
stock   selection.

T. Rowe Price International Stock -  Class R

     Seeks to provide long-term growth of capital. The fund manager of the T. Rowe Price International Stock Fund invests primarily in the common stocks of established non-U.S. companies, in both developed and emerging markets. The manager will 1) focus on companies capable of achieving and sustaining above-average, long-term earnings growth, 2) favor companies with leading market position, technological leadership or proprietary advantage, and seasoned management, and 3) choose securities based on "bottom-up" research.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE INTERNATIONAL FUNDS, INC. PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE INTERNATIONAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. Rowe Price Mid-Cap Growth - Class R

     Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market 0capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operatein industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective.

FOR ADDITIONAL  INFORMATION  CONCERNING T. ROWE PRICE MID-CAP GROWTH FUND,  INC.
AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP GROWTH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. Rowe Price  Mid-Cap  Value - Class R

     Seeking long-term growth of capital. The fund manager of the T. Rowe Price Mid-Cap Value Fund invests primarily in the common stocks of mid-sized companies that appear to be undervalued. T. Rowe Price will invest at least 80% of net assets in companies whose market capitalization (number of shares multiplied by share price) falls within the range of the companies in the S&P 400 MidCap Index or the Russell Mid Cap Value Index. The manager focuses on companies with the following: 1) Attractive operating margins, 2) Sound balance sheets and financial management,
3) Stock ownership by management, 4) Significant cash generation and 5) Low stock price relative to assets, earnings, cash flow, or business franchise value.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE MID-CAP VALUE FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP VALUE, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


VANGUARD  EXPLORER  FUND,  INC

Vanguard Explorer - Investor Class

     Seeking long-term capital growth. The Vanguard Explorer Fund invests primarily in a diversified group of small-capitalization companies with prospects for above average growth with little or no dividend income. The Fund is subject to market risk. Stock prices overall may decline over short or even extended periods. May invest as much as 20% of its assets in foreign securities and will not invest more than 25% of its assets in any one industry or 5% of the securities in any one company.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD EXPLORER FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD EXPLORER FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

VANGUARD FIXED INCOME SECURITIES FUNDS

Vanguard  Short-Term  Federal - Investor  Class

     Seeking high level current income and preservation of principal. The Vanguard Short-Term Federal Fund invests at least 80% of its assets in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar weighted average maturity between one and three years. This Fund is subject to interest rate risk, income risk and manager risk.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD FIXED INCOME SECURITIES FUNDS AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD FIXED INCOME SECURITIES FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

                                 THE CONTRACTS

GENERAL


     The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement accounts or annuities, including traditional IRA, those established by an employer as a simplified employee pension plan or SIMPLE IRA plan, under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Some Contracts may also be made available to plans that do not qualify for favorable tax treatment, such as unfunded deferred compensation plans for highly compensated employees, which may be referred to as non-qualified 457 Plans.


     A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

     The Owner of the Contract is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in a voluntary (not employer-sponsored) 403(b) Program may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions on benefits under the Contract.


        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS

     Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under the Plan. In Single Contribution Contracts, the minimum contribution for each Participant is $5,000. AUL may change the minimum contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required contribution.

     Annual contributions under any of the Plans are subject to maximum limits imposed by the Internal Revenue Code. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.

TEN-DAY FREE LOOK

     Under 403(b), 408 and 408A Contracts, the Owner has the right to return the Contract for any reason within ten days of receipt. If a particular state requires a longer free look period, Owners in that state will be allowed the longer statutory period to return the Contract. If this right is exercised, the Contract will be considered void from its inception, and any contributions will be fully refunded.

INITIAL AND SINGLE CONTRIBUTIONS

     Initial contributions received for a Participant will be credited to the Participant's Account no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by the information necessary for opening the Participant's account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the account. If the necessary information is not provided to AUL at the time AUL receives the contribution, AUL will return the contribution to the contributing party within five Business Days. However, in some Contracts, Code Section 401(a) funds received from a prior plan provider which cannot be allocated to Participant accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts or Fixed Interest Account ("FIA") approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant account(s).


ALLOCATION OF CONTRIBUTIONS


     Initial and subsequent contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account and the Fixed Interest Account as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent contributions shall be allocated to the OneAmerica Money Market Investment Account or to AUL's General Account. Allocation will be made to AUL's General

Account only if the OneAmerica Money Market Investment Option is not available under a particular Contract. A Participant's Account Value that has been initially allocated to the OneAmerica Money Market Investment Account or to AUL's General Account may be transferred to other available investment options upon receipt by AUL at its Home Office of written instructions requesting the transfer. Allocation to any Investment Account or the Fixed Interest Account must be made in 1% increments or in increments permitted by AUL. Neither the Fixed Interest Account nor all of the Investment Accounts may be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

     Any change in allocation instructions will be effective upon receipt by AUL at its Home Office and will continue in effect until subsequently changed. Changes in the allocation of future contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Interest Account in the manner described in "Transfers of Account Value."

SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

     When forwarding contributions to AUL, the amount being contributed on behalf of each Participant must be specified. The contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the Fixed Interest Account (if available) as described above in "Allocation of Contributions." Contributions (other than the initial contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office if AUL has received full payment for the contribution, the information needed to establish the Participant's account, and proper instructions regarding the application and allocation of the contributions among Participants.


     Contributions may also be forwarded to AUL electronically. When this method of contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The fee for manual processing will be $1,000.00.


TRANSFERS OF ACCOUNT VALUE

     All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the Fixed Interest Account (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Home Office, through interactive voice response or through AUL's website. Transfers may be made by telephone if a Telephone Authorization Form has been properly completed and received by AUL at its Home Office.

     Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Interest Account. See "The Fixed Interest Account" for restrictions on transfers from the Fixed Interest Account. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet based transfers.

     Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

ABUSIVE TRADING PRACTICES

LATE TRADING

     Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

     AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET  TIMING

     Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

     AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

     AUL does not always know and cannot always reasonably detect such trading. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by Investment Account. Omnibus trades in an individual Investment Account that exceed a certain dollar amount or percentage of assets, as determined by a market timing task force, will identify potential abusive trading. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

     If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder/participant has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder/participant trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all participants/policyholders consistently.

     In the case of an Individual policy, if it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determine by the Task Force.The threshold established by the Task Force will be enforced agasint all policyholders/participants consistently. While these procedures are only triggered in the even that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

     In the case of group variable annuities, the plan sponsor is notified of the trading activity and encouraged to communicate to the participant to cease and desist the activity in question. If the activity continues, the participants trading privileges may be restricted, as described above. As with Individual Policies, while these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

     AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some funds may charge a redemption fee for short term trading in their fund. Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. Please consult the funds' prospectus for more details. AUL will cooperate and assist the fund in enforcing any fund specific policies and procedures.


PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

     Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the contribution is received by AUL at its Home Office. The number of Accumulation Units so credited to the account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the Portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the Portfolio during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

   (b) is the net asset value per share of the Portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the Asset Charge.


DOLLAR COST AVERAGING PROGRAM

     Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program.

The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

     Under a DCA Program, the owner deposits premiums into the OneAmerica Money Market Investment Account ("MMIA") or the Fixed Interest Account (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last business day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA or the Fixed Interest Account to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the Fixed Interest Account, until the time a transfer would exceed the 20% limitation on transfers from the Fixed Interest Account, if a particular Contract contains the 20% restriction.

     Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the Fixed Interest Account and to the MMIA are not permitted under the DCA Program. At least ten days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at its Home Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last business day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA or in the Fixed Interest Account is required.

                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


     During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Home Office.


     A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at its Home Office, minus any applicable withdrawal charge, subject to any Market Value Adjustment.

     A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge, subject to any Market Value Adjustment. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Interest Account as instructed. A withdrawal will not be effected until proper instructions are received by AUL at its Home Office.

     A withdrawal may result in the deduction of a withdrawal charge and application of a market value adjustment. See "Withdrawal Charge" and "The Fixed Interest Account."


     In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A and 457 PROGRAMS

     A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 Program but there is no age limitation. Each withdrawal payment must be at least equal to $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

     Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

GENERAL


     Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A or Section 457 of the Internal Revenue Code, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section 403(b) requires that distributions from Section 403(b) tax deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, severs employment, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gainsattributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction.


     A Participant in a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a
Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free exchange under the Internal Revenue Code. A Participant's Account Withdrawal in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

TEXAS OPTIONAL RETIREMENT PROGRAM

     AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year contributions will then be applied as a contribution under the Contract, as will the Employer's subsequent contributions.


     The Attorney General of the State of Texas has ruled that under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

     The amount of the death benefit equals the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and 403(b) Programs other than Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 457 Programs and Employer Sponsored 403(b) Programs, the vested portion of a

Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the Fixed Interest Account, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to the OneAmerica Money Market Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary  and  is  the  greater  of  (1)  the  GMDB  on  the  prior  Contract anniversary, increased by any prior year contributions, and reduced proportionately to reflect any prior year withdrawals, and (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

     The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

     An Owner of a Contract funding an Employee Benefit Plan, a 457 Plan, or an Employer- Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Home Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

     Upon termination of such a Contract, the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump-sum.

     For Contracts funding Employee Benefit Plans or 457 Plans, the Owner may direct AUL to pay the Contract's Fixed Interest Account Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or Market Value Adjustment ("MVA") (see discussion below)] or in seven approximately equal installments over six years (for certain Employee Benefit Plan Contracts) or six approximately equal annual installments over five years (for other Employee Benefit Plan Contracts and for 457 Plan Contracts).

     For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's Fixed Interest Account Withdrawal Value in seven approximately equal annual installments over six years.

     In Contracts issued prior to 1999 which fund an Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within 90 days of written notice by the Owner, and without penalty as defined by law) either:

(1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in 11 approximately equal annual installments over a 10-year period (without application of the General Account Withdrawal Charge or an MVA).

     Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

     Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

     For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, no Fixed Interest Account or General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of Fixed Interest Account or General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the Fixed Interest Account or General Account equals or exceeds the current interest rate credited to new contributions. Termination options may be negotiated with individual Plan sponsors depneding on unique or special circumstances.


     Until all of the terminating Contract's funds invested in AUL's Fixed Interest Account or General Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

     When making lump-sum payouts of Fixed Interest Account or General Account funds, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the Fixed Interest Account or General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the aggregate Fixed Interest Account or General Account Account Value as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y - x) when "y" exceeds "x," and is added to the amount paid. Payment of Fixed Interest Account or General Account amounts may be delayed for up to six months after the effective date of termination.


TERMINATION BY AUL


     AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with an Employee Benefit Plan, a 457 Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during the first Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during any subsequent Contract Year, provided that at least six months have elapsed since the Owner's last contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six months from the date that AUL gives such notice, provided that any contributions made during the six-month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required contribution of $5,000.



     Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date).Payment of this amount will be made within seven days from such effective date of termination.


     AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

PAYMENTS FROM THE VARIABLE ACCOUNT

     Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."


                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

     Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0% to 3.5%, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitiation to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity.


WITHDRAWAL CHARGE

     No deduction for sales charges is made from contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10% of: (1) the total of all contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10% of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 457 Programs do not contain provisions allowing the 10% free-out since they are "Benefit Responsive" in nature.

     The withdrawal charge varies based on the Contract. The worst-case withdrawal charge is 8% of Account Value in excess of any 10% free-out in Contracts containing a 10% free-out provision, for the first five years; 4% of Account Value in excess of any applicable 10% free-out, for the next five years; and no withdrawal charge beyond the tenth year. Your charges may be less than the charges described. Please consult your Contract for more details.

     Withdrawal  charges are not imposed for payment of benefits for  retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loan, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by us to another tax-deferred annuity funding vehicle at the Participant's direction.

     Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has 10 years of service with the employer identified in the Plan, or (2) attained age 62, for Plan benefits due to retirement, disability, most terminations of employment, hardships, loans or age 70 1/2 required minimum distribution benefits, or for benefits upon attainment of age 59 1/2 (provided that such benefit upon attainment of age 59 1/2 is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium).

     However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a Market Value Adjustment in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a Market Value Adjustment will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20% of the Contract's Value as of the first day of the Contract Year.


     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5% of the contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

     AUL deducts a daily charge from the assets of each Investment Account. The charge is equal to an annual rate of 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%
of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose.

VARIABLE INVESTMENT PLUS

     Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

     The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the contributions (both first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.


     AUL reserves the right to change the credit factors upon 60 day's notice of such change.


ADMINISTRATIVE CHARGE

     AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the Fixed Interest Account. An administrative charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Charge for Non-Electronic Transfers: AUL may charge a service fee of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(3) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


(4) Brokerage Window: AUL may bill the Owner or deduct from the Participant's account an annual fee of up to $100 for a Brokerage Window, available in some employer sponsored plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of mutual funds or other investment vehicles.


(5) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) Investment Advice Provider Fee: AUL may bill the Owner for an Investment Advice Provider Fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. Alternatively, AUL may assess an Investment Advice Provider Fee directly against the Account of each Participant who utilizes the investment advice provider's services if permitted by applicable law, regulations, or rulings. The entire fee collected by AUL will be forwarded to the investment advice provider and no portion of this Fee will be retained by AUL.

(7) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20% of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(8) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. A maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.


(9)  Redemption Fee: A redemption fee may be charged by the underlying  funds to
     reimburse  fund  shareholders  for  expenses   associated  with  short-term
     trading. Please consult the funds' prospectuses for more details.

(10) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of not more than $1,000 for non-electronic contributions.


OTHER CHARGES

     AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts if not paid by the Owner in a timely manner. An Investment Liquidation Charge or a Market Value Adjustment, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

     AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another annuity contract or in exchange for another annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES


     AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

EXPENSES OF THE FUNDS

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

                                 ANNUITY PERIOD

GENERAL

     On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an annuity under one of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

     Generally, the Contracts provide for five annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The annuity rates are based upon an assumed interest rate indentified in the Contracts.

     Once annuity payments have commenced, a Participant cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semi-annual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

     Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office at least 30 days prior to the Annuity Commencement Date. AUL may also require additional information before annuity payments commence. During the lifetime of the Participant and up to 30 days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first annuity payment, on the date AUL receives an annuity purchase request, it will transfer the value of a Participant's Account to the Fixed Interest Account if it is available as an Investment Option, or to the OneAmerica Money Market Investment Account if the Fixed Interest Account is not available under the Contract. The Participant's Account Value will remain in the Fixed Interest Account or the Money Market Account (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the annuity on the last business day of the month preceding the Annuity Commencement Date. As of the date the annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, or twenty years, as elected, annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50%, 66 2/3%, or 100% (as specified in the election) of such annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.


     In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional annuity payments until the amount paid to purchase the annuity has been distributed.


OPTION 5 - FIXED PERIODS

     An annuity payable monthly for a fixed period (not less than 5 years or more than 30 years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available on all Contracts.

SELECTION OF AN OPTION

     Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code, annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than 10 years younger than the Annuitant, the 66 2/3% and 100% elections specified above may not be available.

                           THE FIXED INTEREST ACCOUNT

     Contributions or transfers to the Fixed Interest Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see the Contract.

INTEREST


     A Participant's Fixed Interest Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Interest Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one year. If AUL determines a Current Rate in excess of the Guaranteed Rate, contributions or transfers to a Participant's Account which are credited to the Fixed Interest Account during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one year. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.


     Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the Fixed Interest Account earn interest at the Current Rate then in effect. Amounts transferred from other AUL annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Interest Account. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Interest Account.

     For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS


     A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account ("FIA") value, subject to the provisions of the Contract. This FIA value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a Market Value Adjustment in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon. A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA value. Where a Participant has outstanding loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account. In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA value is the lesser of $500 or the Participant's entire FIA value as of the date the withdrawal request is received by AUL at its Home Office. If a withdrawal is requested that would leave the Participant's FIA value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000. If a Participant has more than one Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and FIA value, see "Cash Withdrawals."

     A Participant's FIA value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of his or her FIA value (subject to the outstanding loan provision mentioned above) to one or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's

FIA value is $2,500 or more on the first day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20% of the Participant's FIA value as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's FIA values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level. The 20% restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and(2) the Owner (or Plan Sponsor) does not select either the OneAmerica Money Market or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20% restriction, and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after 90 days have elapsed since the last previous transfer from the FIA. Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or Internet-based transfers. In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a Market Value Adjustment. Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

TRANSFER OF INTEREST OPTION

     Participants may elect to use interest earned in their Fixed Interest Account to purchase Accumulation Units in one or more Variable Accounts. Upon receipt at AUL's Home Office of properly executed written instructions to do so, AUL will, on the last business day of each month and monthly thereafter, use the interest earned in the Fixed Interest Account during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

     To participate in this Option, a Participant's Fixed Interest Account Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one year. Amounts transferred out of the Fixed Interest Account under this Option will be considered a part of the 20% maximum amount that can be transferred from the Fixed Interest Account to a Variable Account during any given Contract Year.

CONTRACT CHARGES


     The withdrawal charge will be the same for amounts withdrawn from a Participant's Fixed Interest Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the Fixed Interest Account. The Asset Charge will not be assessed against the Fixed Interest Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Interest Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the Fixed Interest Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


     An investment liquidation charge or Market Value Adjustment, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT


     Withdrawals and transfers from the Fixed Interest Account and payment of a death benefit based upon a Participant's Fixed Interest Account Value may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's Fixed Interest Account Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 457 Program, see "Termination by the Owner."


LOANS FROM THE FIXED INTEREST ACCOUNT

     A Participant under a 403(b) Program, other than an Employer Sponsored 403(b) Program, who has a Participant Account Value in the Fixed Interest Account may borrow money from AUL using his or her Fixed Interest Account Value as the only security for the loan by submitting a proper written request to AUL's Home Office. A loan may be taken any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is $2,000, unless a lower minimum loan amount is specified by state law or Department of Labor regulations. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior 12 months, does not exceed the lesser of (1) 50% of the Participant's Withdrawal Value in the Fixed Interest Account, or (2) $50,000. The Participant's Withdrawal Value in the Fixed Interest Account, which must be

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

at least twice the amount of the outstanding loan balance, shall serve as security for the loan, and shall continue to earn interest as described under "Interest." Payment by AUL of the loan amount may be delayed for up to six months. If a Participant has more than one Participant Account invested in the Fixed Interest Account, then the account in which funds are to be held as security for the loan must be specified, and any loan restrictions shall be effective at an Account level.

     Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be declared by AUL at the beginning of each calendar quarter, or, with respect to Contracts or Participants in some states, annually. The interest charged will be determined under a procedure specified in the loan provision of the Contract; the interest rate generally follows the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service. However, no change from a previously established rate will be made in an amount less than .50% in any periodic adjustment. The Contract should be consulted for more information. The loan balance shall also be subject to a loan expense charge equal to 2% of each loan repayment unless such a charge is prohibited by state law.

     Loans to Participants must be repaid within a term of five years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly. Upon receipt of a repayment, AUL will deduct the 2% expense charge from the repayment and will apply the balance first to any accrued interest and then to the outstanding loan principal.


     If a loan either remains unpaid at the end of its term, or if at any time during the Accumulation Period, 102% of the total of all the Participant's loan balances equals the Participant's Withdrawal Value allocated to the Fixed
Interest Account, then AUL will deduct these loan balances, as well as an expense charge equal to 2% of the outstanding loan balances, from the Participant's Fixed Interest Account Value to the extent permitted by law. If a Participant has outstanding loans, then withdrawals or transfers to the Variable Account will be permitted only to the extent that the remaining Participant's Withdrawal Value in the Fixed Interest Account equals or exceeds twice the total of any outstanding loans under the Contract. All loan balances plus the 2% expense charge must be paid or satisfied in full before any amount based upon a Participant's Fixed Interest Account Value is paid as a withdrawal, as a death benefit, upon annuitization, or other permitted distribution.


     The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law as determined by AUL. It should be noted that the Internal Revenue Service has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner.

                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

     The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

     Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan or Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY


     In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

     AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

     If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

TERMINATION OF RECORDKEEPING SERVICES

     AUL generally provides Plan recordkeeping services when all of a Plan's funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or


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

a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, then AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract. FEDERAL TAX MATTERS

INTRODUCTION

     The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

     AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF RETIREMENT PROGRAMS

     The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in "The Contracts." The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

     The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

     Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If a Participant under an Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) PROGRAMS

     Code Section 403(b) permits public school systems and certain types of charitable, educational, and scientific organizations specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees, and, subject to certain limitations, allows employees of those organizations to exclude the amount of contributions from gross income for federal income tax purposes.


     If a Participant under a 403(b) Program makes a withdrawal, the Participant will realize income taxable at ordinary tax rates on the full amount received. See "Constraints on Withdrawal - 403(b) Programs." Since, under a 403(b) Program, contributions generally are excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.


408 and 408A PROGRAMS

     1. Individual Retirement Annuities

     Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, SIMPLE IRA plans and Employer/Association Established Individual Retirement Account Trusts, known as an Individual Retirement Annuity/Account ("IRA"). These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

     If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.

  2. Roth IRA


     A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


457 PROGRAMS

     Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. The employees must be Participants in an eligible deferred compensation plan.

     If the Employer sponsoring a 457 Program requests and receives a withdrawal for an eligible employee in connection with a 457 Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457 Program, contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when annuity payments commence or other distribution is made.


     If a Contract is used in connection with an nonqualified, unfunded deferred compensation benefits to a select group of employees, contributions to the Plan are includible in the employee's gross income when these amounts are paid or otherwise made available to the employee.


TAX PENALTY

     Any distribution made to a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.


     In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


     Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10% excise tax unless the Participant satisfies one of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals - 403(b) Programs."


WITHHOLDING

     Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax contributions.

     All other types of distributions from Employee Benefit Plans and 403(b) Programs, and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

     AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


     The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


     Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment

Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.

     Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


REDEMPTION FEES

     Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.



CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

     AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest credited to amounts allocated to the Fixed Interest Account for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

     Depending on the Contract, after the fifth anniversary of a Contract, AUL has the right to change any annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.




                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:



GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457 Programs............................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT AUDITORS......................................................    4
FINANCIAL STATEMENTS......................................................    5



A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS




                              Dated: May 1, 2005





================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION




                                   May 1, 2005




                             AUL American Unit Trust
                        Group Variable Annuity Contracts

                                   Offered By


                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282


                                 (800) 249-6269




                   Annuity Service Office Mail Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2005.



         A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                                TABLE OF CONTENTS


Description                                                                Page
GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457 Programs............................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    4

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.


                   LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


     Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to to $14,000 a year for 2005 and $15,000 for 2006. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least 15 years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.



     Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

     The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within 60 days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS


     Contributions to the individual retirement annuity/account of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity/account are limited to the lesser of of $4,000 per year (for the years 2005 through 2007; $5,000 per year for the year 2008 and thereafter) or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $500 for 2005 and $1,000 for 2006 and thereafter. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $4,000 limit (for 2005 through 2007; $5,000 for 2008 and thereafter). The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.


     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.


     Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 15% of the Participant's compensation, or (b) $40,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

     Deferrals by a  Participant  to a 457 Program  generally  are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $14,000 for 2005 and $15,000 for 2006, or (b) 100% of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three years ending before the Participant reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS

     The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under
Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2004 and 2003 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by
PricewaterhouseCoopers LLP, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights for the AUL American Unit Trust at December 31, 2004 appearing herein have been audited by PricewaterhouseCoopers LLP, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

A Message
From
The President & Chief Executive Officer of
American United Life Insurance Company

To Participants in AUL American Unit Trust

Despite repeated shifts in expectations, investment markets provided better returns in 2004 than most skeptics believed possible. During the year, the U.S. economy continued expanding, though at a more subdued pace. The Federal Reserve reversed its accommodative policy by raising the federal funds rate five times in 2004 from 1% to 2.25%. In addition, investors had to contend with higher energy prices, a weak U.S. dollar, elevated deficits, and terrorism fears.

Given these fundamentals, one would have expected bond returns to collapse last year. But one of the major investment surprises in 2004 was the strength in fixed income investments. Despite rising short-term rates, yields on longer-term bonds actually fell from their peaks, resulting in an unusual rally in the long end of the bond market. U.S. taxable bond funds returned an average 4.5% in 2004, according to mutual fund tracker Lipper Inc. Riskier bonds performed well during the year as investors discounted the risks associated with lower quality issues.

For equity investors, the dynamics were slightly different. Strategists had expected positive, single digit returns for the year. Yet by the end of September 2004, the S&P 500, a commonly used equity index, had only advanced 1.5%. Fortunately, the stock market staged a rally during the fourth quarter as investors breathed a sigh of relief upon conclusion of the presidential election. The S&P 500 ended the year with a 10.9% investment return.

As we look forward to 2005, investors are obviously wondering what the New Year will bring. Most economists believe the economy will continue to expand at a moderate, yet sustainable pace. The Federal Reserve plans to continue raising short-term rates at a measured pace. Oil prices are expected to remain above $40 a barrel, and inflationary pressures could increase. Based on this backdrop, long-term rates could come under pressure at some point, thereby limiting the upside potential for bonds.

Despite the concerns already mentioned, the stock market has the ability to provide positive returns in 2005 and could also outperform bonds. However, investors should always remember that a wise plan for all seasons is to diversify investment holdings.

In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.


                                          Dayton Melondorp,CLU
                                          President & Chief Executive Officer of
                                          American United Life Insurance Company
Indianapolis, Indiana
February 10, 2005

Report of Independent Registered Public Accounting Firm


The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Unit Trust (the Trust) at December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/S/ PricewaterhouseCoopers LLP


Indianapolis, Indiana
February 14, 2005


                             AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                                December 31, 2004

                                                  OneAmerica Funds
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Value (1) (2)      Money Market      Investment     Asset Director(2)  Asset Director
                                                                                 Grade Bond                          (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                          $ 92,774,591      $ 30,732,664     $ 30,290,867      $ 57,163,562         $ 340,263
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                    $ 92,774,591      $ 30,732,664     $ 30,290,867      $ 57,163,562         $ 340,263
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                    $ 87,636,540      $ 30,732,664     $ 30,290,867      $ 57,087,516         $ 340,263
Units outstanding                               17,430,617        21,247,118       12,786,315        14,894,289           238,572
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 5.03            $ 1.45           $ 2.37            $ 3.83            $ 1.43
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                     $ 5,138,051               $ -              $ -          $ 76,046               $ -
Units outstanding                                  177,832                 -                -            49,468                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                            $ 28.89               $ -              $ -            $ 1.54               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                  OneAmerica Funds              Fidelity
                                          ----------------------------------- ----------------------------------------------------
                                          ----------------------------------- ----------------------------------------------------
                                          Investment Grade       Value              VIP              VIP               VIP
                                             Bond (Advisor)     (Advisor)       High Income         Growth           Overseas
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                              $ 83,836             $ 191     $ 25,346,132     $ 143,101,880      $ 29,784,727
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                        $ 83,836             $ 191     $ 25,346,132     $ 143,101,880      $ 29,784,727
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                        $ 83,836             $ 191     $ 25,346,132     $ 143,101,880      $ 29,784,727
Units outstanding                                   80,102               119       16,110,565        55,678,581        16,014,534
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.05            $ 1.61           $ 1.57            $ 2.57            $ 1.86
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


(1) (2) See Note 1, Reorganizations, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004


                                              Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                VIP               VIP               VIP            Advisor           Advisor
                                           Asset Manager     Equity-Income      Contrafund    Diversified Int'l Dividend Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                         $ 106,756,848      $ 29,596,476     $ 84,582,789         $ 391,973          $ 42,755
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                   $ 106,756,848      $ 29,596,476     $ 84,582,789         $ 391,973          $ 42,755
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                   $ 106,756,848      $ 29,596,476     $ 84,582,789         $ 391,973          $ 42,755
Units outstanding                               53,440,839        12,527,048       27,908,961           235,525            34,289
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 2.00            $ 2.36           $ 3.03            $ 1.66            $ 1.25
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                                 Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                              Advisor        Advisor Growth       Advisor          Advisor           Advisor
                                           Equity Income     Opportunities        Mid Cap          Overseas         Small Cap
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                              $ 59,483          $ 24,544        $ 219,874          $ 32,802         $ 267,738
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                        $ 59,483          $ 24,544        $ 219,874          $ 32,802         $ 267,738
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                        $ 59,483          $ 24,544        $ 219,874          $ 32,802         $ 267,738
Units outstanding                                   42,044            22,265          137,117            27,501           156,850
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.41            $ 1.10           $ 1.60            $ 1.19            $ 1.71
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004

                                            State Street            American Century
                                          ----------------- ----------------------------------------------------------------------
                                          ----------------- ----------------------------------------------------------------------
                                               Equity          VP Capital      Equity Income      Small Cap          Income &
                                             500 Index        Appreciation                          Value             Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                         $ 200,466,667       $ 8,027,131      $ 2,620,560       $ 5,258,008         $ 275,572
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                   $ 200,466,667       $ 8,027,131      $ 2,620,560       $ 5,258,008         $ 275,572
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                   $ 200,466,667       $ 8,027,131      $ 2,620,560       $ 5,258,008         $ 275,572
Units outstanding                               70,497,847         5,804,303        1,825,291         3,009,325           257,431
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 2.84            $ 1.38           $ 1.44            $ 1.75            $ 1.07
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                             American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           International         Ultra            Select       Strategic Alloc.  Strategic Alloc.
                                               Growth                                           Aggressive(2)    Conservative(2)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                             $ 740,736         $ 661,638         $ 31,055       $ 1,777,357       $ 1,062,167
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                       $ 740,736         $ 661,638         $ 31,055       $ 1,777,357       $ 1,062,167
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                       $ 740,736         $ 661,638         $ 31,055       $ 1,202,347         $ 435,515
Units outstanding                                  393,336           286,247           14,757         1,001,304           381,857
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.88            $ 2.31           $ 2.10            $ 1.20            $ 1.14
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -         $ 575,010         $ 626,652
Units outstanding                                        -                 -                -           503,791           490,742
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -            $ 1.14            $ 1.28
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

(2) See Note 1, Accummulation Unit Classes
    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004

                                                                             American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                          Strategic Alloc.    Small Company   Strategic Alloc. Strategic Alloc.  Strategic Alloc.
                                            Moderate(2)        (Advisor)        Aggressive       Conservative     Moderate
                                          ----------------- ----------------  --(Advisor)--------(Advisor)------ --(Advisor)------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Assets:
Investments at value                           $ 4,051,794         $ 89,977         $ 359,063          $ 85,659         $ 766,473
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Net assets                                     $ 4,051,794         $ 89,977         $ 359,063          $ 85,659         $ 766,473
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                     $ 2,681,103         $ 89,977         $ 359,063          $ 85,659         $ 766,473
Units outstanding                                2,263,698           46,702           259,047            71,118           586,339
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.18           $ 1.93            $ 1.39            $ 1.20            $ 1.31
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================

Class S
Net assets                                     $ 1,370,691              $ -               $ -               $ -               $ -
Units outstanding                                1,123,074                -                 -                 -                 -
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.22              $ -               $ -               $ -               $ -
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================


                                                  American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Equity Growth     Equity Income      Ginnie Mae          Growth       Inflation Adjusted
                                             (Advisor)         (Advisor)         (Advisor)        (Advisor)             Bond
                                          ----------------- ----------------  ---------------- ----------------- -   -(Advisor)----
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Assets:
Investments at value                              $ 55,284            $ 124         $ 166,507          $ 79,643         $ 288,963
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Net assets                                        $ 55,284            $ 124         $ 166,507          $ 79,643         $ 288,963
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                        $ 55,284            $ 124         $ 166,507          $ 79,643         $ 288,963
Units outstanding                                   48,039               91           162,057            68,698           271,957
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.15           $ 1.37            $ 1.03            $ 1.16            $ 1.06
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================

Class S
Net assets                                             $ -              $ -               $ -               $ -               $ -
Units outstanding                                        -                -                 -                 -                 -
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Accumulation unit value                                $ -              $ -               $ -               $ -               $ -
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================

(2) See Note 1, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004
                                                   American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Large Company    New Opportunities   Real Estate    Small Cap Value        Vista
                                           Value (Advisor)   II (Advisor)        (Advisor)        (Advisor)         (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                             $ 164,035          $ 43,745         $ 84,018         $ 130,749          $ 41,217
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                       $ 164,035          $ 43,745         $ 84,018         $ 130,749          $ 41,217
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                       $ 164,035          $ 43,745         $ 84,018         $ 130,749          $ 41,217
Units outstanding                                  113,289            37,424           50,800            78,721            36,669
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.45            $ 1.17           $ 1.65            $ 1.66            $ 1.12
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                          American Century                          Alger
                                          ----------------------------------------------------------------------
                                          ----------------- ----------------------------------------------------
                                               Ultra            American         American      American Leveraged
                                             (Advisor)           Growth          Balanced          AllCap
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Assets:
Investments at value                              $ 51,864      $ 86,343,313      $ 5,074,489       $ 1,908,329
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net assets                                        $ 51,864      $ 86,343,313      $ 5,074,489       $ 1,908,329
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Net asset value per accumulation unit:
Class O
Net assets                                        $ 51,864      $ 86,343,313      $ 5,074,489       $ 1,908,329
Units outstanding                                   39,386        37,865,891        5,608,418         3,808,431
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                             $ 1.32            $ 2.28           $ 0.90            $ 0.50
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Class S
Net assets                                             $ -               $ -              $ -               $ -
Units outstanding                                        -                 -                -                 -
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004
                                                                        Calvert                                     T.Rowe Price
                                          ---------------------------------------------------------------------- -----------------
                                          ---------------------------------------------------------------------- -----------------
                                           Social Mid-Cap        Income       Social Investment  New Vision        Equity Income
                                               Growth                              Equity        Small Cap
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                          $ 13,050,442       $ 4,365,327        $ 442,810         $ 106,575      $ 85,078,639
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                    $ 13,050,442       $ 4,365,327        $ 442,810         $ 106,575      $ 85,078,639
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                    $ 13,050,442       $ 4,365,327        $ 442,810         $ 106,575      $ 85,078,639
Units outstanding                                6,184,602         3,691,036          403,799            97,729        30,909,884
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 2.11            $ 1.18           $ 1.10            $ 1.09            $ 2.75
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                                T. Rowe Price
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                              European        Int'l Growth        Mid-Cap       Equity Income      Growth Stock
                                                Stock           & Income           Value           R Class         Fund R Class
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                              $ 91,603         $ 185,981        $ 815,609         $ 127,942         $ 736,436
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                        $ 91,603         $ 185,981        $ 815,609         $ 127,942         $ 736,436
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                        $ 91,603         $ 185,981        $ 815,609         $ 127,942         $ 736,436
Units outstanding                                   77,610           109,440          490,289            88,880           542,634
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.18            $ 1.70           $ 1.66            $ 1.44            $ 1.36
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004
                                          T. Rowe Price                                     PBHG
                                          ----------------- ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Mid-Cap Growth      Growth II       Technology &       Large Cap          Emerging
                                              R Class                         Communications                          Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                             $ 585,871       $ 4,026,364      $ 6,171,376         $ 458,371             $ 344
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                       $ 585,871       $ 4,026,364      $ 6,171,376         $ 458,371             $ 344
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                       $ 585,871       $ 4,026,364      $ 6,171,376         $ 458,371             $ 344
Units outstanding                                  374,710         4,157,058        7,516,210           507,836               525
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.56            $ 0.97           $ 0.82            $ 0.90            $ 0.64
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                        Janus                             Pioneer
                                          ----------------------------------- ----------------------------------
                                          ----------------------------------- ----------------------------------
                                             Worldwide          Flexible          Pioneer           Growth
                                               Growth            Income            Fund         Opportunities
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Assets:
Investments at value                          $ 50,093,879      $ 16,577,849      $ 7,348,840      $ 25,564,926
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net assets                                    $ 50,093,879      $ 16,577,849      $ 7,348,840      $ 25,564,926
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Net asset value per accumulation unit:
Class O
Net assets                                    $ 50,093,879      $ 16,577,849      $ 7,348,840      $ 25,564,926
Units outstanding                               35,730,498        10,737,951        6,289,040        15,119,508
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                             $ 1.40            $ 1.54           $ 1.17            $ 1.69
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Class S
Net assets                                             $ -               $ -              $ -               $ -
Units outstanding                                        -                 -                -                 -
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004
                                                                                   AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                              Dynamics         Financial          Health       Technology (1) (2)     Energy
                                                                Services          Sciences
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                             $ 243,294         $ 254,418        $ 322,613         $ 200,997          $ 93,802
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                       $ 243,294         $ 254,418        $ 322,613         $ 200,997          $ 93,802
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                       $ 243,294         $ 254,418        $ 322,613         $ 180,983          $ 93,802
Units outstanding                                  112,075           224,049          301,686           265,178            69,703
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 2.17            $ 1.14           $ 1.07            $ 0.68            $ 1.35
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -          $ 20,014               $ -
Units outstanding                                        -                 -                -           119,120                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -            $ 0.17               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                                   AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                            Basic Value       Mid Cap Core       Small Cap       Basic Value          Energy
                                                                 Equity           Growth           R Class           Class K
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                             $ 274,088         $ 685,967         $ 36,655             $ 785             $ 758
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                       $ 274,088         $ 685,967         $ 36,655             $ 785             $ 758
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                       $ 274,088         $ 685,967         $ 36,655             $ 785             $ 758
Units outstanding                                  248,793           576,403           32,156               643               469
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.10            $ 1.19           $ 1.14            $ 1.22            $ 1.62
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

(1) (2) See Note 1, Reorganizations, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004

                                                AIM                                                Vanguard
                                          ---------------------------------------------------- -----------------------------------
                                          ---------------------------------------------------- -----------------------------------
                                            Mid Cap Core       Small Cap        Technology        Short-Term         Explorer
                                           Equity R Class    Growth R Class        Class K           Bond
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                             $ 158,702          $ 14,713          $ 6,333         $ 768,545       $ 5,447,909
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                       $ 158,702          $ 14,713          $ 6,333         $ 768,545       $ 5,447,909
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                       $ 158,702          $ 14,713          $ 6,333         $ 768,545       $ 5,447,909
Units outstanding                                  132,136            13,033            4,422           503,873         2,037,046
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.20            $ 1.13           $ 1.43            $ 1.53            $ 2.68
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                        Ariel                                       MFS
                                          ----------------------------------- ----------------------------------------------------
                                          ----------------------------------- ----------------------------------------------------
                                               Ariel             Ariel         International       Mid-Cap          Strategic
                                                              Appreciation     New Discovery        Growth            Value
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                           $ 2,054,996       $ 1,544,178        $ 858,759          $ 50,921         $ 125,397
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                     $ 2,054,996       $ 1,544,178        $ 858,759          $ 50,921         $ 125,397
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                     $ 2,054,996       $ 1,544,178        $ 858,759          $ 50,921         $ 125,397
Units outstanding                                1,589,544         1,295,388          567,025            46,360           106,724
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.29            $ 1.19           $ 1.51            $ 1.10            $ 1.17
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004

                                                MFS                                          PIMCO
                                          ----------------- ----------------------------------------------------------------------
                                          ----------------- ----------------------------------------------------------------------
                                               Value              PEA               PEA           High Yield       CCM Capital
                                                              Renaissance          Value                           Appreciation
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                               $ 2,473       $ 4,890,626        $ 323,369          $ 29,122           $ 1,433
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                         $ 2,473       $ 4,890,626        $ 323,369          $ 29,122           $ 1,433
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                         $ 2,473       $ 4,890,626        $ 323,369          $ 29,122           $ 1,433
Units outstanding                                    2,093         3,862,488          265,197            22,555             1,210
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.18            $ 1.27           $ 1.22            $ 1.29            $ 1.18
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

                                                                                                                    Neuberger
                                               PIMCO                                                                  Berman
                                          ---------------------------------------------------------------------- -----------------
                                          ---------------------------------------------------------------------- -----------------
                                             High Yield      NFJ Small Cap       PEA Value       Total Return        Fasciano
                                              R Class        Value R Class        R Class          R Class          (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                              $ 54,176         $ 231,726        $ 147,767         $ 268,134          $ 47,040
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                        $ 54,176         $ 231,726        $ 147,767         $ 268,134          $ 47,040
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                        $ 54,176         $ 231,726        $ 147,767         $ 268,134          $ 47,040
Units outstanding                                   47,551           171,935          111,878           256,324            38,433
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                             $ 1.14            $ 1.35           $ 1.32            $ 1.05            $ 1.22
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                             $ -               $ -              $ -               $ -               $ -
Units outstanding                                        -                 -                -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2004

                                                                  Franklin Templeton
                                          ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------
                                              Flex Cap         Strategic          Foreign           Growth
                                               Growth            Income
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Assets:
Investments at value                             $ 113,816           $ 1,141        $ 202,545         $ 334,141
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net assets                                       $ 113,816           $ 1,141        $ 202,545         $ 334,141
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Net asset value per accumulation unit:
Class O
Net assets                                       $ 113,816           $ 1,141        $ 202,545         $ 334,141
Units outstanding                                   92,544               991          158,226           259,477
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                             $ 1.23            $ 1.15           $ 1.28            $ 1.29
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Class S
Net assets                                             $ -               $ -              $ -               $ -
Units outstanding                                        -                 -                -                 -
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================


                                           Frank Russell
                                          ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------
                                             Lifepoint         Lifepoint      Lifepoint Equity    Lifepoint
                                             Aggressive         Balanced        Aggressive         Moderate
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Assets:
Investments at value                              $ 14,329          $ 62,458          $ 1,755          $ 24,689
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net assets                                        $ 14,329          $ 62,458          $ 1,755          $ 24,689
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Net asset value per accumulation unit:
Class O
Net assets                                        $ 14,329          $ 62,458          $ 1,755          $ 24,689
Units outstanding                                   12,397            55,364            1,485            22,813
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                             $ 1.16            $ 1.13           $ 1.18            $ 1.08
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Class S
Net assets                                             $ -               $ -              $ -               $ -
Units outstanding                                        -                 -                -                 -
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                                $ -               $ -              $ -               $ -
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 2004

                                                                            OneAmerica Funds
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Value (1) (2)      Money Market      Investment     Asset Director(2)  Asset Director
                                                                                Grade Bond                          (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                  $ 644,639         $ 273,458      $ 1,101,468         $ 898,907           $ 1,439
Mortality & expense charges                        981,839           396,499          371,546           649,146                60
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                      (337,200)         (123,041)         729,922           249,761             1,379
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                         2,001,275                 -          111,203           469,718                 1
Realized gain distributions                      3,878,724                 -                -         2,291,375             4,007
Net change in unrealized appreciation
(depreciation)                                   5,173,758                 -           (4,779)        2,100,468            (3,759)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                 11,053,757                 -          106,424         4,861,561               249
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                    $ 10,716,557        $ (123,041)       $ 836,346       $ 5,111,322           $ 1,628
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                  OneAmerica Funds                                   Fidelity
                                          ----------------------------------- ----------------------------------------------------
                                          ----------------------------------- ----------------------------------------------------
                                          Investment Grade       Value                 VIP              VIP               VIP
                                          Bond (Advisor)      (Advisor)            High Income         Growth           Overseas
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                    $ 2,839               $ 1      $ 2,038,672         $ 357,044         $ 281,766
Mortality & expense charges                             43                 -          307,439         1,752,385           328,642
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                         2,796                 1        1,731,233        (1,395,341)          (46,876)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 -                 -          473,458        (5,065,847)          291,394
Realized gain distributions                              -                 7                -                 -                 -
Net change in unrealized appreciation
(depreciation)                                      (2,696)               27         (242,380)        8,956,417         2,806,155
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     (2,696)               34          231,078         3,890,570         3,097,549
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                           $ 100              $ 35      $ 1,962,311       $ 2,495,229       $ 3,050,673
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

(1) (2) See Note 1, Reorganizations, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                              Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                VIP               VIP               VIP            Advisor           Advisor
                                           Asset Manager     Equity-Income      Contrafund     Diversified Int'l Dividend Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                $ 2,758,523         $ 416,348        $ 231,591               $ -             $ 358
Mortality & expense charges                      1,323,147           341,746          908,978             1,489               180
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                     1,435,376            74,602         (677,387)           (1,489)              178
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                        (2,087,676)         (278,776)         372,765               962                43
Realized gain distributions                              -            99,460                -             1,700                 -
Net change in unrealized appreciation
(depreciation)                                   4,785,425         2,830,651       10,387,115            51,598             3,283
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                  2,697,749         2,651,335       10,759,880            54,260             3,326
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                     $ 4,133,125       $ 2,725,937     $ 10,082,493          $ 52,771           $ 3,504
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                              Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                              Advisor        Advisor Growth       Advisor          Advisor           Advisor
                                           Equity Income     Opportunities        Mid Cap          Overseas         Small Cap
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                      $ 201              $ 69              $ -               $ -               $ -
Mortality & expense charges                             48                19              627                25               427
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                           153                50             (627)              (25)             (427)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 -                (3)              94                 -               155
Realized gain distributions                            764                 -            4,120                 2                 -
Net change in unrealized appreciation
(depreciation)                                         678               507           24,237               894            20,606
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                      1,442               504           28,451               896            20,761
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                         $ 1,595             $ 554         $ 27,824             $ 871          $ 20,334
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                            State Street                           American Century
                                          ----------------- ----------------------------------------------------------------------
                                          ----------------- ----------------------------------------------------------------------
                                               Equity          VP Capital      Equity Income      Small Cap          Income &
                                             500 Index        Appreciation                          Value             Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                $ 4,403,652               $ -         $ 52,535           $ 8,928           $ 4,753
Mortality & expense charges                      2,331,598            94,583           26,030            41,511             2,727
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                     2,072,054           (94,583)          26,505           (32,583)            2,026
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                          (831,610)         (421,981)          19,535            75,198             1,541
Realized gain distributions                              -                 -          125,578           428,264                 -
Net change in unrealized appreciation
(depreciation)                                  15,576,418           982,382           70,024           233,750            23,013
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                 14,744,808           560,401          215,137           737,212            24,554
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                    $ 16,816,862         $ 465,818        $ 241,642         $ 704,629          $ 26,580
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                                             American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           International         Ultra            Select       Strategic Alloc.  Strategic Alloc.
                                               Growth                                           Aggressive(2)    Conservative(2)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                    $ 7,298               $ -             $ 66          $ 14,963          $ 13,405
Mortality & expense charges                          9,846            10,604            2,407            13,685            10,148
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (2,548)          (10,604)          (2,341)            1,278             3,257
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                            66,200            73,855           29,314            20,600             9,682
Realized gain distributions                              -                 -                -                 -            37,540
Net change in unrealized appreciation
(depreciation)                                      30,533            (5,224)         (31,973)          125,274             5,623
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     96,733            68,631           (2,659)          145,874            52,845
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                        $ 94,185          $ 58,027         $ (5,000)        $ 147,152          $ 56,102
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

(2) See Note 1, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                                   American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                          Strategic Alloc.   Small Company    Strategic Alloc. Strategic Alloc.  Strategic Alloc.
                                            Moderate(2)        (Advisor)      Aggressive (Adv.)Conservative (Adv.)Moderate (Adv.)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                   $ 41,329               $ -          $ 1,940             $ 510           $ 3,431
Mortality & expense charges                         35,020               698            1,208               270             2,291
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                         6,309              (698)             732               240             1,140
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                            19,425               109               99                75               292
Realized gain distributions                         60,324             3,355                -             2,335             9,393
Net change in unrealized appreciation
(depreciation)                                     194,840            11,842           30,273             1,206            36,139
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                    274,589            15,306           30,372             3,616            45,824
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                       $ 280,898          $ 14,608         $ 31,104           $ 3,856          $ 46,964
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                          American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Equity Growth     Equity Income      Ginnie Mae          Growth       Inflation Adjusted
                                             (Advisor)         (Advisor)         (Advisor)        (Advisor)       Bond (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                        $ 2               $ 1          $ 2,080               $ -             $ 490
Mortality & expense charges                              2                 -              583                42                76
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                             -                 1            1,497               (42)              414
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 -                 -             (104)                1                 -
Realized gain distributions                              -                 6                -                 -                 7
Net change in unrealized appreciation
(depreciation)                                         (22)                2             (887)            1,166               919
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                        (22)                8             (991)            1,167               926
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                           $ (22)              $ 9            $ 506           $ 1,125           $ 1,340
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

(2) See Note 1, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.


                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                                   American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Large Company    New Opportunities   Real Estate    Small Cap Value        Vista
                                          Value (Advisor)    II (Advisory)       (Advisor)        (Advisor)         (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                      $ 716               $ -             $ 48               $ -               $ -
Mortality & expense charges                            110                22               12               509                31
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                           606               (22)              36              (509)              (31)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 2                 1                3                27                 1
Realized gain distributions                             21                47              250            10,588                 -
Net change in unrealized appreciation
(depreciation)                                       3,483               802             (136)            7,450             1,493
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                      3,506               850              117            18,065             1,494
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                         $ 4,112             $ 828            $ 153          $ 17,556           $ 1,463
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                          American Century                           Alger
                                          ----------------- ----------------------------------------------------
                                          ----------------- ----------------------------------------------------------------------
                                               Ultra            American         American      American Leveraged
                                             (Advisor)           Growth          Balanced          AllCap
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Investment income:
Dividend income                                        $ -               $ -         $ 66,807               $ -
Mortality & expense charges                             42         1,043,605           56,941            20,006
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net investment income (loss)                           (42)       (1,043,605)           9,866           (20,006)
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 3        (5,477,469)         (35,308)          (14,060)
Realized gain distributions                              -                 -                -                 -
Net change in unrealized appreciation
(depreciation)                                       1,643         9,898,067          192,751           158,900
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net gain (loss)                                      1,646         4,420,598          157,443           144,840
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------

Increase (decrease)  in
net assets from operations                         $ 1,604       $ 3,376,993        $ 167,309         $ 124,834
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                                                          Calvert                                  T.Rowe Price
                                          ---------------------------------------------------------------------- -----------------
                                          ---------------------------------------------------------------------- -----------------
                                           Social Mid-Cap             Income   Social Investment   New Vision       Equity Income
                                               Growth                               Equity         Small Cap
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                        $ -         $ 126,563              $ -               $ -       $ 1,184,006
Mortality & expense charges                        145,790            42,393            4,743               816           917,875
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                      (145,790)           84,170           (4,743)             (816)          266,131
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                           (24,143)           11,900            9,366             2,394           219,819
Realized gain distributions                              -           106,358                -             2,978         1,784,897
Net change in unrealized appreciation
(depreciation)                                   1,104,114           (72,040)          18,172             2,704         7,542,547
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                  1,079,971            46,218           27,538             8,076         9,547,263
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                       $ 934,181         $ 130,388         $ 22,795           $ 7,260       $ 9,813,394
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                                           T.Rowe Price
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                              European        Int'l Growth        Mid-Cap       Equity Income      Growth Stock
                                               Stock            & Income           Value           R Class         Fund R Class
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                    $ 1,218           $ 1,134          $ 1,732             $ 858           $ 2,272
Mortality & expense charges                            830             1,518            2,170               520             3,833
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                           388              (384)            (438)              338            (1,561)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                             2,922               440            4,635               100               264
Realized gain distributions                             45               142           40,409             2,409                 -
Net change in unrealized appreciation
(depreciation)                                       6,479            27,845           20,267            10,322            48,874
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                      9,446            28,427           65,311            12,831            49,138
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                         $ 9,834          $ 28,043         $ 64,873          $ 13,169          $ 47,577
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                            T.Rowe Price          PBHG
                                          ----------------- ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Mid-Cap Growth      Growth II       Technology &       Large Cap          Emerging
                                              R Class                         Communications                          Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                        $ -               $ -              $ -           $ 4,326               $ -
Mortality & expense charges                          2,669            48,451           67,950             4,370                 4
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (2,669)          (48,451)         (67,950)              (44)               (4)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                             1,881          (447,070)        (440,715)           (2,489)               13
Realized gain distributions                          9,811                 -                -                 -                 -
Net change in unrealized appreciation
(depreciation)                                      46,488           690,954          817,392            25,779               (12)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     58,180           243,884          376,677            23,290                 1
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                        $ 55,511         $ 195,433        $ 308,727          $ 23,246              $ (3)
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                          Janus                              Pioneer
                                          ----------------------------------- ----------------------------------
                                          ----------------------------------- ----------------------------------
                                             Worldwide          Flexible          Pioneer           Growth
                                               Growth            Income            Fund         Opportunities
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Investment income:
Dividend income                                  $ 495,506         $ 953,803         $ 78,510               $ -
Mortality & expense charges                        602,857           205,062           85,807           265,370
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net investment income (loss)                      (107,351)          748,741           (7,297)         (265,370)
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                        (2,446,175)          144,033         (749,524)        4,549,039
Realized gain distributions                              -           127,208                -                 -
Net change in unrealized appreciation
(depreciation)                                   4,184,915          (572,042)       1,198,487           (58,881)
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net gain (loss)                                  1,738,740          (300,801)         448,963         4,490,158
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------

Increase (decrease)  in
net assets from operations                     $ 1,631,389         $ 447,940        $ 441,666       $ 4,224,788
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                                AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                              Dynamics         Financial          Health       Technology (1) (2)     Energy
                                                                Services          Sciences
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                        $ -           $ 1,798              $ -               $ -               $ -
Mortality & expense charges                          2,264             2,254            3,306             2,208               909
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (2,264)             (456)          (3,306)           (2,208)             (909)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                              (361)            3,393            4,915             9,492            17,200
Realized gain distributions                              -            19,830                -                 -                 -
Net change in unrealized appreciation
(depreciation)                                      24,622            (7,225)          12,758            (2,329)              393
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     24,261            15,998           17,673             7,163            17,593
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                        $ 21,997          $ 15,542         $ 14,367           $ 4,955          $ 16,684
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                            Basic Value       Mid Cap Core       Small Cap       Basic Value          Energy
                                                                 Equity           Growth           R Class           Class K
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                        $ -               $ -              $ -               $ -               $ -
Mortality & expense charges                          3,113             5,568              348                 1                 1
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (3,113)           (5,568)            (348)               (1)               (1)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                            12,834            40,466              740                 -                 -
Realized gain distributions                              -            43,699                -                 -                 -
Net change in unrealized appreciation
(depreciation)                                      13,795           (15,144)           1,765                44                 1
                                          ----------------- ---------------------------------- ----------------- -----------------
                                          ----------------- ---------------------------------- ----------------- -----------------
Net gain (loss)                                     26,629            69,021            2,505                44                 1
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                        $ 23,516          $ 63,453          $ 2,157              $ 43               $ -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

(1) (2) See Note 1, Reorganizations, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                                AIM                                                Vanguard
                                          ---------------------------------------------------- -----------------------------------
                                          ---------------------------------------------------- -----------------------------------
                                            Mid Cap Core       Small Cap        Technology        Short-Term         Explorer
                                           Equity R Class    Growth R Class       Class K            Bond
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                        $ -               $ -              $ -          $ 18,331               $ -
Mortality & expense charges                            421                34                3             8,207            56,973
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                          (421)              (34)              (3)           10,124           (56,973)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                               141                 2                -            (2,005)          179,834
Realized gain distributions                          6,494                 -                -             1,498             5,255
Net change in unrealized appreciation
(depreciation)                                       3,449             1,350              128           (10,215)          368,778
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     10,084             1,352              128           (10,722)          553,867
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                         $ 9,663           $ 1,318            $ 125            $ (598)        $ 496,894
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                        Ariel                      MFS
                                          ----------------------------------- ----------------------------------------------------
                                          ----------------------------------- ----------------------------------------------------
                                               Ariel             Ariel         International       Mid-Cap          Strategic
                                                              Appreciation     New Discovery        Growth            Value
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                                      $ 887           $ 1,469              $ -               $ -             $ 848
Mortality & expense charges                         14,980            13,424            6,761               236             1,010
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                       (14,093)          (11,955)          (6,761)             (236)             (162)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                            20,116            23,122           13,824               923               761
Realized gain distributions                         64,197            35,510           40,779                 -             3,974
Net change in unrealized appreciation
(depreciation)                                     189,230            94,680           80,118             3,088            10,354
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                    273,543           153,312          134,721             4,011            15,089
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                       $ 259,450         $ 141,357        $ 127,960           $ 3,775          $ 14,927
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                                MFS                                        PIMCO
                                          ----------------- ----------------------------------------------------------------------
                                          ----------------- ----------------------------------------------------------------------
                                               Value              PEA               PEA           High Yield       CCM Capital
                                                              Renaissance          Value                           Appreciation
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Investment income:
Dividend income                                       $ 21              $ -             $ 406             $ 526               $ 3
Mortality & expense charges                             21           45,158             2,657               100                 2
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Net investment income (loss)                             -          (45,158)           (2,251)              426                 1
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 5           91,804             4,652                 8                 -
Realized gain distributions                              -                -             7,836                 -                 -
Net change in unrealized appreciation
(depreciation)                                         251          364,408            19,750               791                90
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Net gain (loss)                                        256          456,212            32,238               799                90
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                           $ 256        $ 411,054          $ 29,987           $ 1,225              $ 91
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================


                                                                                                                    Neuberger
                                                                            PIMCO                                    Berman
                                          ---------------------------------------------------------------------- -----------------
                                          ---------------------------------------------------------------------- -----------------
                                             High Yield      NFJ Small Cap       PEA Value       Total Return        Fasciano
                                              R Class        Value R Class        R Class          R Class          (Advisor)
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Investment income:
Dividend income                                    $ 1,134            $ 944             $ 268           $ 1,333               $ -
Mortality & expense charges                            230              103               199               919                11
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Net investment income (loss)                           904              841                69               414               (11)
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 5               (1)                6               148                 -
Realized gain distributions                              -            3,869             1,083             7,851                79
Net change in unrealized appreciation
(depreciation)                                       2,021           (2,006)            2,811            (5,996)              172
                                          ----------------- ---------------------------------- ----------------- -----------------
                                          ----------------- ---------------------------------- ----------------- -----------------
Net gain (loss)                                      2,026            1,862             3,900             2,003               251
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                         $ 2,930          $ 2,703           $ 3,969           $ 2,417             $ 240
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2004

                                                 Franklin Templeton
                                          ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------
                                              Flex Cap         Strategic          Foreign           Growth
                                               Growth            Income
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------
Investment income:
Dividend income                                        $ -              $ 4             $ 471           $ 1,519
Mortality & expense charges                            207                1               144               298
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------
Net investment income (loss)                          (207)               3               327             1,221
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                             1,485                -               229                 6
Realized gain distributions                              -                -                47             4,169
Net change in unrealized appreciation
(depreciation)                                       4,425               13             4,851             4,184
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------
Net gain (loss)                                      5,910               13             5,127             8,359
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------

Increase (decrease)  in
net assets from operations                         $ 5,703             $ 16           $ 5,454           $ 9,580
                                          ================= ================  ================ =================
                                          ================= ================  ================ =================



                                                                  Frank Russell
                                          ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------
                                             Lifepoint         Lifepoint      Lifepoint Equity    Lifepoint
                                             Aggressive        Balanced         Aggressive         Moderate
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------
Investment income:
Dividend income                                      $ 127            $ 574              $ 11             $ 164
Mortality & expense charges                             11               50                 2                20
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------
Net investment income (loss)                           116              524                 9               144
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 -                1                 -                 -
Realized gain distributions                              -              148                 -                63
Net change in unrealized appreciation
(depreciation)                                         260              565                76               120
                                          ----------------- ---------------------------------- -----------------
                                          ----------------- ---------------------------------- -----------------
Net gain (loss)                                        260              714                76               183
                                          ----------------- ----------------  ---------------- -----------------
                                          ----------------- ----------------  ---------------- -----------------

Increase (decrease)  in
net assets from operations                           $ 376          $ 1,238              $ 85             $ 327
                                          ================= ================  ================ =================
                                          ================= ================  ================ =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            OneAmerica Funds
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                               Value (1) (2)                   Money Market               Investment Grade Bond
                                      --------------------------------------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)               $ (337,200)    $ (159,916)     $ (123,041)     $ (206,021)      $ 729,922      $ 963,625
Net realized gain (loss)                    2,001,275       (745,957)              -               -         111,203         66,937
Realized gain distributions                 3,878,724              -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                             5,173,758     18,932,237               -               -          (4,779)        99,637
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
 from operations                           10,716,557     18,026,364        (123,041)       (206,021)        836,346      1,130,199


Contract owner transactions:
Proceeds from units sold                   29,759,981     18,586,771      24,307,793     144,344,920       9,629,068     39,605,704
Cost of units redeemed                    (19,609,217)   (16,930,181)    (25,246,095)   (145,380,042)    (10,696,622)   (41,431,421)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                        10,150,764      1,656,590        (938,302)     (1,035,122)     (1,067,554)    (1,825,717)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                    20,867,321     19,682,954      (1,061,343)     (1,241,143)       (231,208)      (695,518)
Net assets, beginning                      71,907,270     52,224,316      31,794,007      33,035,150      30,522,075     31,217,593
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $92,774,591    $71,907,270     $30,732,664     $31,794,007     $30,290,867    $30,522,075
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  5,848,983      5,039,740      16,823,272      99,073,989       4,290,861     17,493,031
Units redeemed                             (4,480,664)    (4,695,773)    (17,471,642)    (99,779,386)     (4,753,053)   (18,276,039)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     1,368,319        343,967        (648,370)       (705,397)       (462,192)      (783,008)
Units outstanding, beginning               16,240,130     15,896,163      21,895,488      22,600,885      13,248,507     14,031,515
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                  17,608,449     16,240,130      21,247,118      21,895,488      12,786,315     13,248,507
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

(1) (2) See Note 1, Reorganizations, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                            OneAmerica Funds
                                      -------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------
                                            Asset Director(2)         Asset Director Investment Grade Value (Advisor)
                                      ------------------------------- ----(Advisor)---Bond (Advisor)-----------------
                                      ------------------------------- --------------- --------------- ---------------
                                                                      For the period  For the period  For the period
                                           Year            Year       from 05/17/04   from 05/17/04   from 05/17/04
                                           ended          ended       (commencement)  (commencement)  (commencement)
                                        12/31/2004      12/31/2003    to 12/31/2004   to 12/31/2004   to 12/31/2004
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                $ 249,761      $ 277,941         $ 1,379         $ 2,796             $ 1
Net realized gain (loss)                      469,718       (180,232)              1               -               -
Realized gain distributions                 2,291,375              -           4,007               -               7
Net change in unrealized appreciation
 (depreciation)                             2,100,468      9,342,053          (3,759)         (2,696)             27
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations                             5,111,322      9,439,762           1,628             100              35


Contract owner transactions:
Proceeds from units sold                   17,846,485      5,868,488         338,773          83,736             156
Cost of units redeemed                    (12,459,085)    (4,986,518)           (138)              -               -
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Increase (decrease)                         5,387,400        881,970         338,635          83,736             156
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                    10,498,722     10,321,732         340,263          83,836             191
Net assets, beginning                      46,664,840     36,343,108               -               -               -
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net assets, ending                        $57,163,562    $46,664,840       $ 340,263        $ 83,836           $ 191
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

Units sold                                  5,219,264      1,922,607         238,659          80,102             119
Units redeemed                             (3,706,156)    (1,676,944)            (97)              -               -
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                     1,513,108        245,663         238,562          80,102             119
Units outstanding, beginning               13,430,649     13,184,986               -               -               -
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Units outstanding, ending                  14,943,757     13,430,649         238,562          80,102             119
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

(2) See Note 1, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                         Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                             VIP High Income                    VIP Growth                    VIP Overseas
                                      ------------------------------- --------------------------------------------------------------
                                      ------------------------------- --------------------------------------------------------------

                                           Year            Year            Year            Year           Year            Year
                                          ended           ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003     12/31/2004      12/31/2003
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)             $ 1,731,233     $ 1,205,532    $ (1,395,341)   $ (1,138,326)      $ (46,876)     $ (95,638)
Net realized gain (loss)                     473,458      (1,014,846)     (5,065,847)     (9,187,415)        291,394      5,583,268
Realized gain distributions                        -               -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                             (242,380)      4,788,815       8,956,417      41,937,487       2,806,155      2,188,554
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------

Increase (decrease) in net assets
from operations                            1,962,311       4,979,501       2,495,229      31,611,746       3,050,673      7,676,184


Contract owner transactions:
Proceeds from units sold                   4,832,775      12,729,707      37,786,049      33,425,670      11,837,198    150,377,549
Cost of units redeemed                    (6,333,084)    (11,339,500)    (34,407,278)    (27,836,182)     (9,018,035)  (149,897,795)
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Increase (decrease)                       (1,500,309)      1,390,207       3,378,771       5,589,488       2,819,163        479,754
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Net increase (decrease)                      462,002       6,369,708       5,874,000      37,201,234       5,869,836      8,155,938
Net assets, beginning                     24,884,130      18,514,422     137,227,880     100,026,646      23,914,891     15,758,953
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Net assets, ending                       $25,346,132     $24,884,130    $143,101,880    $137,227,880     $29,784,727    $23,914,891
                                      =============== =============== =============== ==============================================
                                      =============== =============== =============== ==============================================

Units sold                                 3,431,232       9,694,870      15,678,631      15,685,723       7,163,196    117,211,753
Units redeemed                            (4,439,577)     (8,583,098)    (14,510,731)    (13,305,667)     (5,579,125)  (116,245,534)
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Net increase (decrease)                   (1,008,345)      1,111,772       1,167,900       2,380,056       1,584,071        966,219
Units outstanding, beginning              17,118,909      16,007,137      54,510,681      52,130,625      14,430,463     13,464,244
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Units outstanding, ending                 16,110,565      17,118,909      55,678,581      54,510,681      16,014,534     14,430,463
                                      =============== =============== =============== ==============================================
                                      =============== =============== =============== ==============================================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                         Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                            VIP Asset Manager               VIP Equity-Income               VIP Contrafund
                                      ------------------------------- --------------------------------------------------------------
                                      ------------------------------- --------------------------------------------------------------

                                           Year            Year            Year            Year           Year            Year
                                          ended           ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003     12/31/2004      12/31/2003
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)             $ 1,435,376     $ 2,091,148        $ 74,602       $ 111,049      $ (677,387)    $ (437,074)
Net realized gain (loss)                  (2,087,676)       (959,709)       (278,776)       (413,485)        372,765       (218,146)
Realized gain distributions                        -               -          99,460               -               -              -
Net change in unrealized appreciation
 (depreciation)                            4,785,425      13,286,065       2,830,651       5,229,063      10,387,115     14,000,615
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------

Increase (decrease) in net assets
from operations                            4,133,125      14,417,504       2,725,937       4,926,627      10,082,493     13,345,395


Contract owner transactions:
Proceeds from units sold                  27,911,510      12,432,290       4,457,375       4,069,741      19,761,882     11,596,281
Cost of units redeemed                   (27,835,758)    (11,916,631)     (4,360,167)     (2,548,639)    (11,112,160)    (7,211,830)
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Increase (decrease)                           75,752         515,659          97,208       1,521,102       8,649,722      4,384,451
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Net increase (decrease)                    4,208,877      14,933,163       2,823,145       6,447,729      18,732,215     17,729,846
Net assets, beginning                    102,547,971      87,614,808      26,773,331      20,325,602      65,850,574     48,120,728
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Net assets, ending                      $106,756,848    $102,547,971     $29,596,476     $26,773,331     $84,582,789    $65,850,574
                                      =============== =============== =============== ==============================================
                                      =============== =============== =============== ==============================================

Units sold                                15,310,430       7,072,171       2,079,318       2,224,482       7,201,605      5,024,661
Units redeemed                           (15,339,350)     (6,829,910)     (2,033,913)     (1,939,383)     (4,071,823)    (3,218,673)
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Net increase (decrease)                      (28,920)        242,261          45,405         285,099       3,129,782      1,805,988
Units outstanding, beginning              53,469,759      53,227,498      12,481,643      12,196,544      24,779,179     22,973,191
                                      --------------- --------------- --------------- ----------------------------------------------
                                      --------------- --------------- --------------- ----------------------------------------------
Units outstanding, ending                 53,440,839      53,469,759      12,527,048      12,481,643      27,908,961     24,779,179
                                      =============== =============== =============== ==============================================
                                      =============== =============== =============== ==============================================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                         Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                      Advisor Divers. Advisore Dividend Advisor Equity Advisor Growth   Advisor     Advisor Overseas
                                      International------Growth-----------Income--------Opportunities----Mid Cap--------------------
                                      ------------------------------- --------------- --------------- ------------------------------
                                      For the period  For the period  For the period  For the period  For the period For the period
                                       from 05/17/04  from 05/17/04   from 05/17/04   from 05/17/04   from 05/17/04  from 05/17/04
                                      (commencement)  (commencement)  (commencement)  (commencement)  (commencement) (commencement)
                                       to 12/31/2004  to 12/31/2004   to 12/31/2004   to 12/31/2004   to 12/31/2004  to 12/31/2004
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                 $ (1,489)         $ 178           $ 153            $ 50          $ (627)         $ (25)
Net realized gain (loss)                          962             43               -              (3)             94              -
Realized gain distributions                     1,700              -             764               -           4,120              2
Net change in unrealized
 appreciation (depreciation)                   51,598          3,283             678             507          24,237            894
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                                52,771          3,504           1,595             554          27,824            871


Contract owner transactions:
Proceeds from units sold                      595,222         39,797          57,888          23,990         194,390         31,932
Cost of units redeemed                       (256,020)          (546)              -               -          (2,340)             -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                           339,202         39,251          57,888          23,990         192,050         31,932
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       391,973         42,755          59,483          24,544         219,874         32,803
Net assets, beginning                               -              -               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                          $ 391,973       $ 42,755        $ 59,483        $ 24,544       $ 219,874       $ 32,803
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                    407,324         34,733          42,044          22,265         138,777         27,501
Units redeemed                               (171,799)          (444)              -               -          (1,660)             -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       235,525         34,289          42,044          22,265         137,117         27,501
Units outstanding, beginning                        -              -               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                     235,525         34,289          42,044          22,265         137,117         27,501
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                         Fidelity              State Street                  American Century
                                      -------------------------------------------------------------------------------
                                      ----------------------------------------------- -------------------------------
                                      Advisor Small Cap      Equity 500 Index            VP Capital Appreciation
                                      ----------------------------------------------- -------------------------------
                                      ----------------------------------------------- -------------------------------
                                      For the period
                                       from 05/17/04       Year            Year            Year            Year
                                      (commencement)      ended           ended           ended           ended
                                       to 12/31/2004    12/31/2004      12/31/2003      12/31/2004      12/31/2003
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                   $ (427)   $ 2,072,054        $ 89,399       $ (94,583)      $ (83,942)
Net realized gain (loss)                          155       (831,610)     (3,574,270)       (421,981)     (1,111,484)
Realized gain distributions                         -              -               -               -               -
Net change in unrealized appreciation
 (depreciation)                                20,606     15,576,418      40,790,576         982,382       2,405,281
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operation                                 20,334     16,816,862      37,305,705         465,818       1,209,855


Contract owner transactions:
Proceeds from units sold                      248,499     47,714,700      37,048,802       1,954,651       1,784,588
Cost of units redeemed                         (1,095)   (46,162,433)    (28,865,250)     (2,100,406)     (1,363,824)
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Increase (decrease)                           247,404      1,552,268       8,183,552        (145,755)        420,764
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                       267,738     18,369,129      45,489,257         320,063       1,630,619
Net assets, beginning                               -    182,097,538     136,608,281       7,707,068       6,076,449
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net assets, ending                          $ 267,738   $200,466,667    $182,097,538     $ 8,027,131     $ 7,707,068
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

Units sold                                    157,529     18,718,741      16,673,501       1,539,524       1,527,220
Units redeemed                                   (679)   (18,145,715)    (13,276,708)     (1,656,281)     (1,160,388)
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                       156,850        573,026       3,396,793        (116,757)        366,832
Units outstanding, beginning                        -     69,924,821      66,528,028       5,921,060       5,554,228
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Units outstanding, ending                     156,850     70,497,847      69,924,821       5,804,303       5,921,060
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                            American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                               Equity Income                 Small Cap Value                 Income & Growth
                                      --------------------------------------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                 $ 26,505       $ 15,872       $ (32,583)       $ (6,049)        $ 2,026          $ 440
Net realized gain (loss)                       19,535         (2,273)         75,198         (15,958)          1,541         (1,906)
Realized gain distributions                   125,578         19,608         428,264               -               -              -
Net change in unrealized appreciation
 (depreciation)                                70,024        183,085         233,750         394,091          23,013         18,547
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operation                                241,642        216,292         704,629         372,084          26,580         17,081


Contract owner transactions:
Proceeds from units sold                    1,318,770        882,800       3,629,223       1,414,798         173,719         40,547
Cost of units redeemed                       (358,815)      (164,665)     (1,023,767)       (395,726)        (29,100)        (6,960)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                           959,955        718,135       2,605,454       1,019,072         144,619         33,587
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     1,201,597        934,427       3,310,083       1,391,156         171,199         50,668
Net assets, beginning                       1,418,963        484,536       1,947,925         556,769         104,373         53,705
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $ 2,620,560    $ 1,418,963     $ 5,258,008     $ 1,947,925       $ 275,572      $ 104,373
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                    995,688        778,752       2,355,866       1,132,981         178,697         46,786
Units redeemed                               (268,812)      (140,582)       (687,689)       (307,077)        (30,058)        (9,601)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       726,876        638,170       1,668,177         825,904         148,639         37,185
Units outstanding, beginning                1,098,415        460,245       1,341,148         515,244         108,792         71,607
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                   1,825,291      1,098,415       3,009,325       1,341,148         257,431        108,792
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                            American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                           International Growth                   Ultra                          Select
                                      --------------------------------------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                 $ (2,548)         $ (99)      $ (10,604)       $ (8,229)       $ (2,341)      $ (2,182)
Net realized gain (loss)                       66,200         (1,034)         73,855              19          29,314           (417)
Realized gain distributions                         -              -               -               -               -              -
Net change in unrealized appreciation
(depreciation)                                 30,533        114,665          (5,224)        149,764         (31,973)        39,494
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operation                                 94,185        113,532          58,027         141,554          (5,000)        36,895


Contract owner transactions:
Proceeds from units sold                      253,727        453,497         613,914         303,035          29,884         37,699
Cost of units redeemed                       (328,584)       (19,757)       (856,280)       (137,515)       (207,631)        (8,485)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                           (74,857)       433,740        (242,366)        165,520        (177,747)        29,214
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        19,328        547,272        (184,339)        307,074        (182,747)        66,109
Net assets, beginning                         721,408        174,136         845,977         538,903         213,802        147,693
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                          $ 740,736      $ 721,408       $ 661,638       $ 845,977        $ 31,055      $ 213,802
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                    149,978        320,042         293,480         157,293          14,963         21,173
Units redeemed                               (192,882)       (14,190)       (407,422)        (73,891)       (107,909)        (5,121)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       (42,904)       305,852        (113,942)         83,402         (92,946)        16,052
Units outstanding, beginning                  436,240        130,388         400,189         316,787         107,703         91,651
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                     393,336        436,240         286,247         400,189          14,757        107,703
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                            American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                      Strategic Alloc. Aggressive (2) Strategic Alloc. Conservative(2)Strategic Alloc. Moderate (2)
                                      --------------------------------------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                  $ 1,278          $ 798         $ 3,257         $ 2,284         $ 6,309        $ 3,372
Net realized gain (loss)                       20,600          3,730           9,682           9,482          19,425         10,506
Realized gain distributions                         -              -          37,540               -          60,324              -
Net change in unrealized appreciation
(depreciation)                                125,274        122,649           5,623          67,370         194,840        289,776
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                               147,152        127,177          56,102          79,136         280,898        303,654


Contract owner transactions:
Proceeds from units sold                    1,675,282        603,275         791,631         539,864       3,256,739      1,413,740
Cost of units redeemed                       (798,050)      (241,579)       (448,617)       (378,317)     (1,561,298)      (480,140)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                           877,232        361,696         343,014         161,547       1,695,442        933,600
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     1,024,384        488,873         399,116         240,683       1,976,339      1,237,254
Net assets, beginning                         752,973        264,100         663,051         422,368       2,075,455        838,201
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $ 1,777,357      $ 752,973     $ 1,062,167       $ 663,051     $ 4,051,794    $ 2,075,455
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  1,533,300        675,251         692,202         518,387       2,913,432      1,454,007
Units redeemed                               (738,776)      (285,875)       (385,728)       (354,935)     (1,395,104)      (494,156)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       794,524        389,376         306,474         163,452       1,518,328        959,851
Units outstanding, beginning                  710,571        321,195         566,125         402,673       1,868,443        908,592
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                   1,505,095        710,571         872,599         566,125       3,386,771      1,868,443
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

(2) See Note 1, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                             American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                         Small Company (Advisor)     Strategic Alloc. Strategic Alloc. Strategic Alloc.Equity Growth
                                      ------------------------------- Aggres.(Adv.)    Conser. (Adv.)--Moderate (Adv.)--(Advisor)---
                                      ------------------------------- ------------------------------- ------------------------------
                                                      For the period  For the period  For the period  For the period For the period
                                           Year       from 05/01/03   from 05/17/04   from 05/17/04   from 05/17/04  from 05/17/04
                                           ended      (commencement)  (commencement)  (commencement)  (commencement) (commencement)
                                        12/31/2004    to 12/31/2003   to 12/31/2004   to 12/31/2004   to 12/31/2004  to 12/31/2004
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                   $ (698)          $ (2)          $ 732           $ 240         $ 1,140            $ -
Net realized gain (loss)                          109              -              99              75             292              -
Realized gain distributions                     3,355              9               -           2,335           9,393              -
Net change in unrealized appreciation
 (depreciation)                                11,842             55          30,273           1,206          36,139            (22)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                                14,608             62          31,104           3,856          46,964            (22)


Contract owner transactions:
Proceeds from units sold                       75,512          1,568         329,015          85,417         725,062         55,306
Cost of units redeemed                         (1,773)             -          (1,056)         (3,614)         (5,553)             -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                            73,739          1,568         327,959          81,803         719,509         55,306
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        88,347          1,630         359,063          85,659         766,473         55,284
Net assets, beginning                           1,630              -               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                           $ 89,977        $ 1,630       $ 359,063        $ 85,659       $ 766,473       $ 55,284
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                     46,828          1,070         259,841          74,212         590,741         48,039
Units redeemed                                 (1,196)             -            (794)         (3,094)         (4,402)             -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        45,632          1,070         259,047          71,118         586,339         48,039
Units outstanding, beginning                    1,070              -               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                      46,702          1,070         259,047          71,118         586,339         48,039
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                             American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                      Equity Income      Ginnie Mae      Growth     Inflation Adjusted Large Company   New Oppor.II
                                      -(Advisor)----------(Advisor)------(Advisor)--Bond (Advisor)----Value (Advisor)---(Advisor)---
                                      ------------------------------- ------------------------------- ------------------------------
                                      For the period  For the period  For the period  For the period  For the period For the period
                                       from 05/17/04  from 05/17/04   from 05/17/04   from 05/17/04   from 05/17/04  from 05/17/04
                                      (commencement)  (commencement)  (commencement)  (commencement)  (commencement) (commencement)
                                       to 12/31/2004  to 12/31/2004   to 12/31/2004   to 12/31/2004   to 12/31/2004  to 12/31/2004
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                      $ 1        $ 1,497           $ (42)          $ 414           $ 606          $ (22)
Net realized gain (loss)                            -           (104)              1               -               2              1
Realized gain distributions                         6              -               -               7              21             47
Net change in unrealized appreciation
 (depreciation)                                     2           (887)          1,166             919           3,483            802
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                                     9            506           1,125           1,340           4,112            828


Contract owner transactions:
Proceeds from units sold                          115        334,824          78,518         287,623         160,981         43,030
Cost of units redeemed                              -       (168,823)              -               -          (1,058)          (113)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                               115        166,001          78,518         287,623         159,924         42,917
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                           124        166,507          79,643         288,963         164,035         43,745
Net assets, beginning                               -              -               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                              $ 124      $ 166,507        $ 79,643       $ 288,963       $ 164,035       $ 43,745
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                         91        327,226          69,557         271,957         114,020         37,521
Units redeemed                                      -       (165,169)           (859)              -            (731)           (97)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                            91        162,057          68,698         271,957         113,289         37,424
Units outstanding, beginning                        -              -               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                          91        162,057          68,698         271,957         113,289         37,424
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                             American Century                                             Alger
                                      --------------------------------------------------------------- ------------------------------
                                      ----------------------------------------------------------------------------------------------
                                      Real Estate    Small Cap Value Vista (Advisor) Ultra (Advisor)        American Growth
                                      ---(Advisor)-----(Advisor)--------------------------------------------------------------------
                                      ------------------------------- ------------------------------- ------------------------------
                                      For the period  For the period  For the period  For the period
                                       from 05/17/04  from 05/17/04   from 05/17/04   from 05/17/04        Year           Year
                                      (commencement)  (commencement)  (commencement)  (commencement)      ended          ended
                                       to 12/31/2004  to 12/31/2004   to 12/31/2004   to 12/31/2004     12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                     $ 36         $ (509)          $ (31)          $ (42)   $ (1,043,605)    $ (873,058)
Net realized gain (loss)                            3             27               1               3      (5,477,469)   (20,667,775)
Realized gain distributions                       250         10,588               -               -               -              -
Net change in unrealized appreciation
(depreciation?)                                  (136)         7,450           1,493           1,643       9,898,067     41,931,835
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                                   153         17,556           1,463           1,604       3,376,993     20,391,002


Contract owner transactions:
Proceeds from units sold                       84,032        113,504          39,754          50,260      14,759,358     39,241,791
Cost of units redeemed                           (167)          (311)              -               -     (16,709,630)   (32,981,985)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                            83,865        113,193          39,754          50,260      (1,950,272)     6,259,806
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        84,018        130,749          41,217          51,864       1,426,721     26,650,808
Net assets, beginning                               -              -               -               -      84,916,592     58,265,784
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                           $ 84,018      $ 130,749        $ 41,217        $ 51,864     $86,343,313    $84,916,592
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                     50,914         78,912          36,669          39,386       6,924,021     20,899,005
Units redeemed                                   (114)          (191)              -               -      (7,857,655)   (17,635,228)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        50,800         78,721          36,669          39,386        (933,634)     3,263,777
Units outstanding, beginning                        -              -               -               -      38,799,525     35,535,748
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                      50,800         78,721          36,669          39,386      37,865,891     38,799,525
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                           Alger                                                                 Calvert
                                      --------------------------------------------------------------- ------------------------------
                                      ----------------------------------------------------------------------------------------------
                                            American Balanced            American Leveraged AllCap        Social Mid-Cap Growth
                                      ------------------------------- --------------------------------------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                  $ 9,866       $ 26,028       $ (20,006)      $ (11,891)     $ (145,790)    $ (110,123)
Net realized gain (loss)                      (35,308)       (38,467)        (14,060)        (23,508)        (24,143)      (193,913)
Realized gain distributions                         -              -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                               192,751        573,324         158,900         289,356       1,104,114      2,612,760
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operation                                167,309        560,885         124,834         253,957         934,181      2,308,724


Contract owner transactions:
Proceeds from units sold                    1,360,440      1,534,080         658,224         682,671       2,920,687      3,800,141
Cost of units redeemed                       (699,177)      (506,111)       (292,866)        (99,549)     (1,642,071)    (2,444,611)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                           661,263      1,027,969         365,358         583,122       1,278,616      1,355,530
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       828,572      1,588,854         490,192         837,079       2,212,797      3,664,254
Net assets, beginning                       4,245,917      2,657,063       1,418,137         581,058      10,837,645      7,173,391
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $ 5,074,489    $ 4,245,917     $ 1,908,329     $ 1,418,137     $13,050,442    $10,837,645
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  1,572,986      1,895,209       1,448,706       1,609,320       1,484,042      2,177,433
Units redeemed                               (810,875)      (614,822)       (664,072)       (234,008)       (845,095)    (1,409,705)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       762,111      1,280,387         784,634       1,375,312         638,947        767,728
Units outstanding, beginning                4,846,307      3,565,920       3,023,797       1,648,485       5,545,655      4,777,927
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                   5,608,418      4,846,307       3,808,431       3,023,797       6,184,602      5,545,655
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                          Calvert
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                                  Income                 Social Investment Equity         New Vision Small Cap
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                 $ 84,170       $ 32,669        $ (4,743)       $ (3,892)         $ (816)        $ (255)
Net realized gain (loss)                       11,900         10,761           9,366          (2,874)          2,394            212
Realized gain distributions                   106,358              -               -               -           2,978              -
Net change in unrealized appreciation
(depreciation)                                (72,040)         5,413          18,172          64,699           2,704          8,484
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operation                                130,388         48,843          22,795          57,933           7,260          8,441


Contract owner transactions:
Proceeds from units sold                    7,798,858        372,500         438,162          83,300          68,073         29,095
Cost of units redeemed                     (4,046,437)      (174,896)       (379,721)        (66,973)         (8,142)        (1,805)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                         3,752,421        197,604          58,441          16,327          59,931         27,290
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     3,882,809        246,447          81,237          74,260          67,191         35,731
Net assets, beginning                         482,518        236,071         361,573         287,313          39,384          3,653
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $ 4,365,327      $ 482,518       $ 442,810       $ 361,573       $ 106,575       $ 39,384
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  6,735,920        385,135         429,053          93,546          66,843         36,052
Units redeemed                             (3,505,301)      (157,532)       (372,739)        (79,581)         (7,998)        (2,038)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     3,230,619        227,603          56,314          13,965          58,845         34,014
Units outstanding, beginning                  460,417        232,814         347,485         333,520          38,884          4,870
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                   3,691,036        460,417         403,799         347,485          97,729         38,884
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                       T.Rowe Price
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                              Equity Income                   European Stock              Int'l Growth & Income
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                $ 266,131      $ 265,198           $ 388           $ 288          $ (384)          $ 20
Net realized gain (loss)                      219,819       (713,609)          2,922              98             440            (66)
Realized gain distributions                 1,784,897              -              45               -             142              -
Net change in unrealized appreciation
(depreciation)                              7,542,547     12,876,473           6,479           9,024          27,845            981
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operation                              9,813,394     12,428,062           9,834           9,410          28,043            935


Contract owner transactions:
Proceeds from units sold                   20,543,043     14,257,157          53,439          31,182         148,819         15,306
Cost of units redeemed                    (12,175,117)    (9,998,270)        (11,825)           (437)         (3,655)        (3,467)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                         8,367,926      4,258,887          41,614          30,745         145,164         11,839
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                    18,181,320     16,686,949          51,449          40,155         173,207         12,774
Net assets, beginning                      66,897,319     50,210,370          40,155               -          12,774              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $85,078,639    $66,897,319        $ 91,604        $ 40,155       $ 185,981       $ 12,774
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  8,577,455      6,828,804          50,083          39,633         102,842         11,859
Units redeemed                             (5,250,677)    (4,905,142)        (11,586)           (520)         (2,522)        (2,739)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     3,326,778      1,923,662          38,497          39,113         100,320          9,120
Units outstanding, beginning               27,583,106     25,659,444          39,113               -           9,120              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                  30,909,884     27,583,106          77,610          39,113         109,440          9,120
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                       T.Rowe Price
                                      -------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                               Mid-Cap Value           Equity Income Growth Stock Fund Mid-Cap Growth
                                      ------------------------------- ---R Class-------R Class-----------R Class--------------------
                                      ------------------------------- --------------- --------------- ---------------
                                                                      For the period  For the period  For the period
                                           Year            Year       from 05/17/04   from 05/17/04   from 05/17/04
                                           ended          ended       (commencement)  (commencement)  (commencement)
                                        12/31/2004      12/31/2003    to 12/31/2004   to 12/31/2004   to 12/31/2004
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                   $ (438)          $ 24           $ 338        $ (1,561)       $ (2,669)
Net realized gain (loss)                        4,635              -             100             264           1,881
Realized gain distributions                    40,409              -           2,409               -           9,811
Net change in unrealized appreciation
 (depreciation)                                20,267             61          10,322          48,874          46,488
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operation                                 64,873             85          13,169          47,577          55,511


Contract owner transactions:
Proceeds from units sold                    1,273,159          1,229         115,608         705,509         651,422
Cost of units redeemed                       (523,737)             -            (835)        (16,651)       (121,062)
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Increase (decrease)                           749,422          1,229         114,773         688,858         530,360
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                       814,295          1,314         127,942         736,436         585,871
Net assets, beginning                           1,314              -               -               -               -
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net assets, ending                          $ 815,609        $ 1,314       $ 127,942       $ 736,436       $ 585,871
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

Units sold                                    831,150            936          89,472         555,670         460,461
Units redeemed                               (341,797)             -            (592)        (13,036)        (85,751)
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                       489,353            936          88,880         542,634         374,710
Units outstanding, beginning                      936              -               -               -               -
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Units outstanding, ending                     490,289            936          88,880         542,634         374,710
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                           PBHG
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                                Growth II               Technology & Communications             Large Cap
                                      ------------------------------- --------------------------------------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
 from operations:
Net investment income (loss)                $ (48,451)     $ (45,632)      $ (67,950)      $ (48,789)          $ (44)         $ 754
Net realized gain (loss)                     (447,070)    (2,335,987)       (440,715)       (413,140)         (2,489)        (4,375)
Realized gain distributions                         -              -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                               690,954      3,172,745         817,392       1,854,609          25,779         36,271
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                               195,433        790,406         308,727       1,392,680          23,246         32,650


Contract owner transactions:
Proceeds from units sold                      923,750      2,140,491       2,457,574       2,709,473         286,419        124,957
Cost of units redeemed                     (1,230,753)    (1,878,323)     (1,807,161)     (1,530,732)       (106,147)       (22,198)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                          (307,003)       262,168         650,413       1,178,741         180,272        102,759
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                      (111,570)     1,052,574         959,140       2,571,421         203,518        135,409
Net assets, beginning                       4,137,934      3,085,360       5,212,236       2,640,815         254,853        119,444
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $ 4,026,364    $ 4,137,934     $ 6,171,376     $ 5,212,236       $ 458,371      $ 254,853
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  1,009,807      2,442,678       3,249,881       4,105,304         334,287        162,927
Units redeemed                             (1,350,867)     2,108,278      (2,405,460)     (2,285,364)       (124,204)       (29,330)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                      (341,060)       334,400         844,422       1,819,940         210,083        133,597
Units outstanding, beginning                4,498,118      4,163,718       6,671,788       4,851,848         297,753        164,156
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                   4,157,058      4,498,118       7,516,210       6,671,788         507,836        297,753
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                           PBHG                           Janus
                                      ------------------------------- --------------------------------------------------------------
                                      ------------------------------- --------------------------------------------------------------
                                             Emerging Growth                 Worldwide Growth                Flexible Income
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                     $ (4)          $ (3)     $ (107,351)      $ (49,384)      $ 748,741      $ 552,236
Net realized gain (loss)                           13             (1)     (2,446,175)     (2,764,394)        144,033        194,349
Realized gain distributions                         -              -               -               -         127,208              -
Net change in unrealized appreciation
 (depreciation)                                   (12)            82       4,184,915      11,638,304        (572,042)       (96,082)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
 from operations                                   (3)            78       1,631,389       8,824,526         447,940        650,503


Contract owner transactions:
Proceeds from units sold                          103            179      10,554,742       9,394,642       4,868,933      8,384,085
Cost of units redeemed                           (113)            (1)    (10,678,330)     (7,381,121)     (4,820,836)    (6,200,564)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                               (10)           178        (123,588)      2,013,521          48,097      2,183,521
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                           (13)           256       1,507,801      10,838,047         496,037      2,834,024
Net assets, beginning                             357            101      48,586,078      37,748,031      16,081,812     13,247,788
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                              $ 344          $ 357     $50,093,879     $48,586,078     $16,577,849    $16,081,812
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                        156            314       8,238,104       8,083,651       3,257,422      5,717,863
Units redeemed                                   (183)             -      (8,368,099)     (6,346,545)     (3,214,900)    (4,281,432)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                           (27)           314        (129,995)      1,737,106          42,522      1,436,431
Units outstanding, beginning                      552            238      35,860,493      34,123,387      10,695,429      9,258,998
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                         525            552      35,730,498      35,860,493      10,737,951     10,695,429
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                          Pioneer                                                                  AIM
                                      --------------------------------------------------------------- ------------------------------
                                      --------------------------------------------------------------- ------------------------------
                                               Pioneer Fund                Growth Opportunities                 Dynamics
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                 $ (7,297)     $ (13,191)     $ (265,370)     $ (174,222)       $ (2,264)        $ (792)
Net realized gain (loss)                     (749,524)      (327,828)      4,549,039      (1,722,606)           (361)          (168)
Realized gain distributions                         -              -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                             1,198,487      1,554,152         (58,881)      6,950,041          24,622         21,789
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                               441,666      1,213,133       4,224,788       5,053,213          21,997         20,829


Contract owner transactions:
Proceeds from units sold                    2,225,778      1,510,427       8,211,275       9,172,342         186,118        100,315
Cost of units redeemed                     (1,904,210)    (1,006,380)     (5,719,836)     (7,575,508)       (117,556)        (1,107)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                           321,568        504,047       2,491,439       1,596,834          68,563         99,208
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       763,234      1,717,180       6,716,227       6,650,047          90,560        120,037
Net assets, beginning                       6,585,606      4,868,426      18,848,699      12,198,652         152,734         32,697
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $ 7,348,840    $ 6,585,606     $25,564,926     $18,848,699       $ 243,294      $ 152,734
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  2,015,501      1,557,228       5,554,943       7,534,876          91,581         55,715
Units redeemed                             (1,720,811)    (1,023,727)     (3,902,393)     (6,372,602)        (57,294)          (661)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       294,690        533,501       1,652,549       1,162,274          34,288         55,054
Units outstanding, beginning                5,994,350      5,460,849      13,466,958      12,304,684          77,788         22,734
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                   6,289,040      5,994,350      15,119,508      13,466,958         112,075         77,788
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                            AIM
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                            Financial Services               Health Sciences               Technology (1) (2)
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                   $ (456)        $ (433)       $ (3,306)       $ (1,087)       $ (2,208)      $ (1,251)
Net realized gain (loss)                        3,393           (190)          4,915            (386)          9,492          2,557
Realized gain distributions                    19,830              -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                                (7,225)        28,326          12,758          23,050          (2,329)        32,558
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
 from operations                               15,542         27,703          14,367          21,577           4,955         33,864


Contract owner transactions:
Proceeds from units sold                      114,817         96,920         230,603          85,592         220,422         44,113
Cost of units redeemed                        (33,561)       (29,435)        (77,350)         (5,629)       (156,789)       (21,571)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                            81,256         67,485         153,253          79,963          63,633         22,542
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        96,798         95,188         167,620         101,540          68,588         56,406
Net assets, beginning                         157,620         62,432         154,993          53,453         132,409         76,003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                          $ 254,418      $ 157,620       $ 322,613       $ 154,993       $ 200,997      $ 132,409
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                    106,301        101,590         225,548          92,292         432,523        125,725
Units redeemed                                (31,045)       (28,172)        (75,996)         (6,193)       (290,440)       (43,035)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        75,256         73,418         149,552          86,099         142,083         82,690
Units outstanding, beginning                  148,793         75,375         152,134          66,035         242,215        159,525
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                     224,049        148,793         301,686         152,134         384,298        242,215
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

(1) (2) See Note 1, Reorganizations, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                                   AIM
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                                  Energy                        Basic Value                Mid Cap Core Equity
                                      ------------------------------- --------------------------------------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
 from operations:
Net investment income (loss)                   $ (909)        $ (826)       $ (3,113)       $ (1,799)       $ (5,568)      $ (2,557)
Net realized gain (loss)                       17,200          2,252          12,834             585          40,466          1,795
Realized gain distributions                         -              -               -               -          43,699              -
Net change in unrealized appreciation
 (depreciation)                                   393          9,429          13,795          44,227         (15,144)        55,354
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                                16,684         10,855          23,516          43,013          63,453         54,592


Contract owner transactions:
Proceeds from units sold                       84,859         40,896         346,869          65,886         692,455        205,085
Cost of units redeemed                        (60,493)       (37,831)       (304,167)        (19,410)       (387,414)       (20,577)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                            24,366          3,065          42,702          46,476         305,041        184,508
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        41,050         13,920          66,218          89,489         368,494        239,100
Net assets, beginning                          52,752         38,832         207,870         118,381         317,473         78,373
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                           $ 93,802       $ 52,752       $ 274,088       $ 207,870       $ 685,967      $ 317,473
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                     69,396         48,350         340,740          75,687         634,602        228,241
Units redeemed                                (52,586)       (42,586)       (298,599)        (22,951)       (358,061)       (21,310)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        16,810          5,764          42,141          52,736         276,541        206,931
Units outstanding, beginning                   52,892         47,128         206,652         153,916         299,862         92,931
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                      69,703         52,892         248,793         206,652         576,403        299,862
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                            AIM
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                             Small Cap Growth         Basic Value R   Energy Class K  Mid Cap Core  Small Cap Growth
                                      ------------------------------- ----Class-----------------------Equity R Class---R Class------
                                      ------------------------------- --------------- --------------- ------------------------------
                                                                      For the period  For the period  For the period For the period
                                           Year            Year       from 05/17/04   from 05/17/04   from 05/17/04  from 05/17/04
                                           ended          ended       (commencement)  (commencement)  (commencement) (commencement)
                                        12/31/2004      12/31/2003    to 12/31/2004   to 12/31/2004   to 12/31/2004  to 12/31/2004
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                   $ (348)        $ (131)           $ (1)           $ (1)         $ (421)         $ (34)
Net realized gain (loss)                          740            336               -               -             141              2
Realized gain distributions                         -              -               -               -           6,494              -
Net change in unrealized appreciation
 (depreciation)                                 1,765          3,754              44               1           3,449          1,350
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                                 2,157          3,959              43               -           9,663          1,318


Contract owner transactions:
Proceeds from units sold                       15,887         22,091             742             758         150,815         13,395
Cost of units redeemed                         (3,395)        (4,095)              -               -          (1,776)             -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                            12,492         17,996             742             758         149,039         13,395
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        14,649         21,955             785             758         158,702         14,713
Net assets, beginning                          22,006             51               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                           $ 36,655       $ 22,006           $ 785           $ 758       $ 158,702       $ 14,713
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                     15,035         24,219             643             469         133,653         13,033
Units redeemed                                 (3,242)        (3,921)              -               -          (1,517)             -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        11,793         20,298             643             469         132,136         13,033
Units outstanding, beginning                   20,363             65               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                      32,156         20,363             643             469         132,136         13,033
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                            AIM                                  Vanguard
                                      -------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------
                                      Technology Class K     Short-Term Bond                     Explorer
                                      ----------------------------------------------- -------------------------------
                                      ----------------------------------------------- -------------------------------
                                      For the period
                                       from 05/17/04       Year            Year            Year            Year
                                      (commencement)      ended           ended           ended           ended
                                       to 12/31/2004    12/31/2004      12/31/2003      12/31/2004      12/31/2003
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                     $ (3)      $ 10,124         $ 6,115       $ (56,973)      $ (21,526)
Net realized gain (loss)                            -         (2,005)         (1,797)        179,834         472,588
Realized gain distributions                         -          1,498             709           5,255               -
Net change in unrealized appreciation
 (depreciation)                                   128        (10,215)         (1,396)        368,778         273,611
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations                                   125           (598)          3,631         496,894         724,673


Contract owner transactions:
Proceeds from units sold                        6,208        435,045         557,067       8,854,657      40,498,111
Cost of units redeemed                              -       (167,930)       (241,321)     (8,122,499)    (38,983,920)
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Increase (decrease)                             6,208        267,114         315,746         732,156       1,514,191
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                         6,333        266,517         319,377       1,229,050       2,238,864
Net assets, beginning                               -        502,028         182,651       4,218,860       1,979,996
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net assets, ending                            $ 6,333      $ 768,545       $ 502,028     $ 5,447,910     $ 4,218,860
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

Units sold                                      4,422        284,622         366,242       3,607,402      18,932,307
Units redeemed                                      -       (110,796)       (158,687)     (3,338,899)    (18,346,108)
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                         4,422        173,826         207,555         268,503         586,199
Units outstanding, beginning                        -        330,047         122,492       1,768,543       1,182,344
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Units outstanding, ending                       4,422        503,873         330,047       2,037,046       1,768,543
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                   Ariel                                   MFS
                                      ----------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------- ------------------------------
                                           Ariel                            Ariel Appreciation         International New Discovery
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                $ (14,093)      $ (2,333)      $ (11,955)       $ (3,291)       $ (6,761)      $ (1,449)
Net realized gain (loss)                       20,116          1,459          23,122           1,414          13,824          1,766
Realized gain distributions                    64,197              -          35,510               -          40,779          1,087
Net change in unrealized appreciation
 (depreciation)                               189,230         51,122          94,680          89,596          80,118         74,937
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                               259,450         50,248         141,357          87,719         127,960         76,341


Contract owner transactions:
Proceeds from units sold                    1,622,694        270,617       1,050,333         500,777         722,702        143,493
Cost of units redeemed                       (214,513)       (16,176)       (274,338)        (29,431)       (304,671)       (15,884)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                         1,408,181        254,441         775,995         471,346         418,031        127,609
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     1,667,631        304,689         917,352         559,065         545,991        203,950
Net assets, beginning                         387,365         82,676         626,826          67,761         312,768        108,818
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $ 2,054,996      $ 387,365     $ 1,544,178       $ 626,826       $ 858,759      $ 312,768
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  1,413,596        279,563         961,249         535,285         548,058        140,616
Units redeemed                               (184,988)       (16,036)       (253,256)        (30,022)       (234,540)       (16,484)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     1,228,608        263,527         707,993         505,263         313,518        124,132
Units outstanding, beginning                  360,936         97,409         587,395          82,132         253,507        129,375
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                   1,589,544        360,936       1,295,388         587,395         567,025        253,507
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                           MFS
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                              Mid-Cap Growth                 Strategic Value              Value
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year            Year            Year            Year           Year
                                           ended          ended           ended           ended           ended          ended
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                   $ (236)         $ (67)         $ (162)         $ (322)            $ -            $ 1
Net realized gain (loss)                          923             14             761             107               5             31
Realized gain distributions                         -              -           3,974               -               -              -
Net change in unrealized appreciation
 (depreciation)                                 3,088          1,508          10,354           7,948             251            172
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                                 3,775          1,455          14,927           7,733             256            204


Contract owner transactions:
Proceeds from units sold                       40,056          9,951          60,907          39,010           1,059          1,097
Cost of units redeemed                         (3,851)        (2,883)         (2,710)            (28)              -           (143)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                            36,204          7,068          58,197          38,982           1,059            954
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        39,980          8,523          73,124          46,715           1,315          1,158
Net assets, beginning                          10,941          2,418          52,273           5,558           1,158              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                           $ 50,921       $ 10,941       $ 125,397        $ 52,273         $ 2,473        $ 1,158
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                     39,220         10,898          57,378          44,918             979          1,256
Units redeemed                                 (4,123)        (3,015)         (2,456)            (30)              -           (142)
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        35,097          7,883          54,922          44,888             979          1,114
Units outstanding, beginning                   11,263          3,380          51,802           6,914           1,114              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                      46,360         11,263         106,724          51,802           2,093          1,114
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                           PIMCO
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                             PEA Renaissance                   PEA Value              High Yield       CCM Capital
                                      ------------------------------- ------------------------------- -----------------Appreciation-
                                      ------------------------------- ------------------------------- ------------------------------
                                                                                                      For the period For the period
                                           Year            Year            Year            Year       from 05/17/04  from 05/17/04
                                           ended          ended           ended           ended       (commencement) (commencement)
                                        12/31/2004      12/31/2003      12/31/2004      12/31/2003    to 12/31/2004  to 12/31/2004
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                $ (45,158)      $ (1,857)       $ (2,251)         $ (232)          $ 426            $ 1
Net realized gain (loss)                       91,804          4,545           4,652           2,790               8              -
Realized gain distributions                         -              -           7,836               -               -              -
Net change in unrealized appreciation
 (depreciation)                               364,408         80,098          19,750          18,906             791             90
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets
from operations                               411,054         82,786          29,987          21,464           1,225             91


Contract owner transactions:
Proceeds from units sold                    8,133,600        221,619         202,032          82,454          28,076          1,342
Cost of units redeemed                     (3,995,256)       (28,503)         (9,477)        (13,312)           (179)             -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                         4,138,344        193,116         192,554          69,142          27,897          1,342
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     4,549,398        275,902         222,541          90,606          29,122          1,433
Net assets, beginning                         341,228         65,326         100,828          10,222               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                        $ 4,890,626      $ 341,228       $ 323,369       $ 100,828        $ 29,122        $ 1,433
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                  6,986,374        248,182         177,361          96,059          22,694          1,210
Units redeemed                             (3,431,733)       (32,620)         (7,960)        (14,096)           (139)             -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                     3,554,641        215,562         169,401          81,963          22,555          1,210
Units outstanding, beginning                  307,847         92,285          95,796          13,833               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                   3,862,488        307,847         265,197          95,796          22,555          1,210
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                                                        Neuberger
                                           PIMCO                                                          Berman
                                      --------------------------------------------------------------- ---------------
                                      -------------------------------------------------------------------------------
                                        High Yield    NFJ Small Cap     PEA Value      Total Return   Fasciano (Advisor)
                                      ---R Class------Value R Class------R Class--------R Class----------------------
                                      -------------------------------------------------------------------------------
                                      For the period  For the period  For the period  For the period  For the period
                                       from 05/17/04  from 05/17/04   from 05/17/04   from 05/17/04   from 05/17/04
                                      (commencement)  (commencement)  (commencement)  (commencement)  (commencement)
                                       to 12/31/2004  to 12/31/2004   to 12/31/2004   to 12/31/2004   to 12/31/2004
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)                    $ 904          $ 841            $ 69           $ 414           $ (11)
Net realized gain (loss)                            5             (1)              6             148               -
Realized gain distributions                         -          3,869           1,083           7,851              79
Net change in unrealized appreciation
 (depreciation)                                 2,021         (2,006)          2,811          (5,996)            172
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations                                 2,930          2,703           3,969           2,417             240


Contract owner transactions:
Proceeds from units sold                       51,246        229,030         143,798         450,508          46,862
Cost of units redeemed                              -             (7)              -        (184,791)            (62)
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Increase (decrease)                            51,246        229,023         143,798         265,717          46,800
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                        54,176        231,726         147,767         268,134          47,040
Net assets, beginning                               -              -               -               -               -
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net assets, ending                           $ 54,176      $ 231,726       $ 147,767       $ 268,134        $ 47,040
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

Units sold                                     47,551        171,940         111,878         434,841          38,484
Units redeemed                                      -             (5)              -        (178,517)            (51)
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Net increase (decrease)                        47,551        171,935         111,878         256,324          38,433
Units outstanding, beginning                        -              -               -               -               -
                                      ------------------------------- --------------- --------------- ---------------
                                      ------------------------------- --------------- --------------- ---------------
Units outstanding, ending                      47,551        171,935         111,878         256,324          38,433
                                      =============================== =============== =============== ===============
                                      =============================== =============== =============== ===============

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                            Franklin Templeton                                        Frank Russell
                                      --------------------------------------------------------------- ------------------------------
                                      --------------------------------------------------------------- ------------------------------
                                      Flex Cap Growth Strategic Income   Foreign          Growth       Lifepoint       Lifepoint
                                      ----------------------------------------------- --------------- -Aggressive------ Balanced----
                                      ----------------------------------------------------------------------------------------------
                                      For the period  For the period  For the period  For the period  For the period For the period
                                       from 05/17/04  from 05/17/04   from 05/17/04   from 05/17/04   from 05/17/04  from 05/17/04
                                      (commencement)  (commencement)  (commencement)  (commencement)  (commencement) (commencement)
                                       to 12/31/2004  to 12/31/2004   to 12/31/2004   to 12/31/2004   to 12/31/2004  to 12/31/2004
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                   $ (207)           $ 3           $ 327         $ 1,221           $ 116          $ 524
Net realized gain (loss)                        1,485              -             229               6               -              1
Realized gain distributions                         -              -              47           4,169               -            148
Net change in unrealized appreciation (depreciat4,425             13           4,851           4,184             260            565
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------

Increase (decrease) in net assets from operation5,703             16           5,454           9,580             376          1,238


Contract owner transactions:
Proceeds from units sold                      178,312          1,126         199,901         324,567          13,953         61,220
Cost of units redeemed                        (70,199)            (1)         (2,810)              -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Increase (decrease)                           108,113          1,125         197,091         324,567          13,953         61,220
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                       113,816          1,141         202,545         334,147          14,329         62,458
Net assets, beginning                               -              -               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net assets, ending                          $ 113,816        $ 1,141       $ 202,545       $ 334,147        $ 14,329       $ 62,458
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

Units sold                                    153,336            992         160,527         259,477          12,397         55,364
Units redeemed                                (60,792)            (1)         (2,301)              -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Net increase (decrease)                        92,544            991         158,226         259,477          12,397         55,364
Units outstanding, beginning                        -              -               -               -               -              -
                                      ------------------------------- --------------- --------------- ------------------------------
                                      ------------------------------- --------------- --------------- ------------------------------
Units outstanding, ending                      92,544            991         158,226         259,477          12,397         55,364
                                      =============================== =============== =============== ==============================
                                      =============================== =============== =============== ==============================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                       Frank Russell
                                      -------------------------------
                                      -------------------------------
                                      Lifepoint Equity Lifepoint Moderate
                                      --Aggressive-------------------
                                      -------------------------------
                                      For the period  For the period
                                       from 05/17/04  from 05/17/04
                                      (commencement)  (commencement)
                                       to 12/31/2004  to 12/31/2004
                                      -------------------------------
                                      -------------------------------

Increase (decrease) in net assets
 from operations:
Net investment income (loss)                      $ 9          $ 144
Net realized gain (loss)                            -              -
Realized gain distributions                         -             63
Net change in unrealized appreciation
 (depreciation)                                    76            120
                                      -------------------------------
                                      -------------------------------

Increase (decrease) in net assets
from operations                                    85            327


Contract owner transactions:
Proceeds from units sold                        1,670         24,362
Cost of units redeemed                              -              -
                                      -------------------------------
                                      -------------------------------
Increase (decrease)                             1,670         24,362
                                      -------------------------------
                                      -------------------------------
Net increase (decrease)                         1,755         24,689
Net assets, beginning                               -              -
                                      -------------------------------
                                      -------------------------------
Net assets, ending                            $ 1,755       $ 24,689
                                      ===============================
                                      ===============================

Units sold                                      1,485         22,813
Units redeemed                                      -              -
                                      -------------------------------
                                      -------------------------------
Net increase (decrease)                         1,485         22,813
Units outstanding, beginning                        -              -
                                      -------------------------------
                                      -------------------------------
Units outstanding, ending                       1,485         22,813
                                      ===============================
                                      ===============================

    The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS


1.   Summary of Significant Accounting Policies

     The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund, Fidelity Advisor Funds (Fidelity), American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Quantitative Equity Funds, Inc., American Century World Mutual Funds, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., American Century Ginnie Mae Fund (American Century), Alger American Fund (Alger), Calvert Variable Series, Calvert Income Fund, Calvert Social Investment Fund, Calvert New Vision Small Cap Fund (Calvert), T. Rowe Price Equity Series, Inc., T. Rowe Price International Fund, Inc., T. Rowe Price Growth Stock Fund, T. Rowe Price International Growth & Income Funds, T. Rowe Price Mid Cap Value, T. Rowe Price Mid-Cap Growth, T. Rowe Price Blue Chip Growth Fund, T. Rowe Price Equity Income Fund (T. Rowe Price), PBHG Insurance Series Fund, Inc., PBHG Funds, Inc. (PBHG), Janus Aspen Series, Janus Advisor Series (Janus), Pioneer Investments (Pioneer), formerly Safeco Resource Series Trust (Safeco), State Street International Investment Trust (State Street), AIM Stock Funds, Inc. (formerly INVESCO Dynamics Fund, Inc.), AIM Sector Funds, Inc. ( formerly INVESCO Sector Funds, Inc.), AIM Basic Value Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund, AIM Growth Series (AIM), Vanguard Explorer Fund, Inc., Vanguard Fixed Income Securities Funds (Vanguard), Ariel Mutual Funds, Inc. (Ariel), MFS Value Fund, MFS Mid Cap Growth Fund, MFS Strategic Value Fund, MFS International New Discovery Fund (MFS), PIMCO Multi-Manager Series, Pacific Investment Management Series (PIMCO), Neuberger Berman Fasciano Portfolio, Neuberger Berman Focus Portfolio (Neuberger Berman), Franklin Capital Growth Fund, Franklin Flex Cap Growth Fund, Franklin Strategic Series, Templeton Foreign Fund, Templeton Growth Fund (Franklin and Templeton), and Russell Funds (Frank Russell). Reorganizations

     On October 21, 2003, a meeting of the shareholders of AIM Telecommunication Fund (Closing Fund) approved an Agreement and Plan of Reorganization (Agreement) under which all of the assets of the AIM Telecommunications Fund, was transferred to AIM Technology Fund (Buying Fund).


     -------------------------------- ------------------------------------------
             CLOSING FUND                                   BUYING FUND
     -------------------------------- ------------------------------------------
     -------------------------------- ------------------------------------------
      AIM Telecommunications Fund                       AIM Technology Fund
     -------------------------------- ------------------------------------------

     Effective   at  the  close  of   business   on   November   24,   2003  AIM
     Telecommunications Fund assets were transferred to AIM Technology Fund.

     As a result of the Agreement, Class S units and accumulation unit value were established in the AIM Technology Fund. Class S units represent those units that were previously issued by the AIM Telecommunication Fund. The units that existed in the AIM Technology Fund prior to the Agreement are now classified as Class O.

     On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B (Fund B) and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan (Plan) of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class S shares of the OneAmerica Value Subaccount (Value Subaccount). Immediately after the reorganization, interests in the Value Subaccount will have a value identical to the value of the Participants interests in Fund B immediately before the reorganization. Obligations under variable annuity contracts (Contracts) issued by AUL and formerly supported by the assets of Fund B will be supported by the assets of the Value Subaccount after the reorganization.

     As of October 15, 2004 all the INVESCO named funds were renamed AIM.

     As of December 10, 2004, the Safeco RST Core Equity merged with the Pioneer VCT Portfolio and the Safeco RST Growth Opportunities merged with the Pioneer Growth Opportunities.

     Accumulation Unit Classes
     OneAmerica Funds, Inc.
         Value Portfolio

          Class O - Represents those units that were originally issued by the sub account.

          Class S - Represents those units that were substituted on March 30, 2004 through a reorganization of AUL Pooled Equity Fund B.

         Asset Director Portfolio

          Class O - Represents those units that were originally issued by the sub account.

          Class S - Represents those units that were substituted on November 1, 2002 through a reorganization of OneAmerica Tactical Asset Allocation Portfolio.

     American Century Funds:
         Strategic Allocation Aggressive Portfolio
         Strategic Allocation Conservative Portfolio
         Strategic Allocation Moderate Portfolio

          Class O -Represents those units that were originally issued by the sub account.

          Class  S -  Represents  those  units  that  were  substituted  on
               November  1,  2002  through  a   reorganization   of   OneAmerica
               Conservative Investor, Aggressive Investor and Moderate Investor Portfolios.

    AIM Funds:
         Technology Portfolio

               Class O -Represents  those units that were  originally  issued by the sub account.

               Class  S -Represents  those  units  that  were  substituted  on
                        November   24,   2003   through   a    reorganization
                        of AIM Telecommunications Portfolio.

Security Valuation, Transactions and Related Investment Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Related Party Transactions

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered by the Variable Account. OneAmerica Funds has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

     Value         0.50%            Investment Grade Bond                0.50%
     Money Market  0.40%            Asset Director                       0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds. The OneAmerica Advisor Class portfolios pay a 0.30% 12b-1 fee to the American United Life Insurance Company.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participants account, which may not exceed $36.00 per year. The charge is assessed every quarter on a
participants   account  if  it  is  in  existence  on  the  quarterly  contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the year ended December 31, 2004 and December 31, 2003 were $290,154 and $209,129, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participants account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participants account has been in existence. The withdrawal charge for a recurring contribution contract is as follows:

         Account Year                                     Withdrawal Charge
           1 - 5                                                 8%
           6 - 10                                                4%
        11 or more                                               0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the year ended December 31, 2004 and the year ended December 31, 2003 were $707,923 and $673,965, respectively. The account charges are recorded as redemption in the accompanying statement of changes in net assets.

Mortality and Expense Risk Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal, on an annual basis, to not greater than 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase for current contracts. The charges incurred during the year ended December 31, 2004 and December 31, 2003 were $13,644,073 and $10,972,056, respectively. In addition to these fees, AUL may assess account charges.

3. Accumulation Unit Value

A summary of unit values, net assets, mortality and expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ending December 31, 2004, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. The maximum total returns are not annualized for those years in which operations have commenced.


3. Accumulation Unit Value (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------

---------------------------------------------------------------------------------------------------------------
                                                   Class O
---------------------------------------------------------------------------------------------------------------
OneAmerica Funds:
     Value(1)

                           December 31, 2004      $   5.03     $87,636                   1.25%           13.5%

                                        2003          4.43      71,907                   1.25%           34.7%

                                        2002          3.29      52,224                   1.25%           -8.1%

                                        2001          3.58      50,118                   1.25%            9.9%

                                        2000          3.25      40,991                   1.25%           16.1%
     Money Market

                           December 31, 2004          1.45      30,733                   1.25%            0.0%

                                        2003          1.45      31,794                   1.25%           -0.7%

                                        2002          1.46      33,035                   1.25%            0.1%

                                        2001          1.46      30,945                   1.25%            2.3%

                                        2000          1.43      25,281                   1.25%            4.6%
     Investment Grade Bond

                           December 31, 2004          2.37      30,291                   1.25%            3.0%

                                        2003          2.30      30,522                   1.25%            3.6%

                                        2002          2.22      31,218                   1.25%            6.6%

                                        2001          2.09      22,518                   1.25%            5.7%

                                        2000          1.97      15,762                   1.25%            9.4%
     Asset Director(2)

                           December 31, 2004          3.83      57,088                   1.25%           10.1%

                                        2003          3.48      46,623                   1.25%           26.1%

                                        2002          2.76      36,320                   1.25%           -3.8%

                                        2001          2.87      36,622                   1.25%            9.2%

                                        2000          2.63      27,247                   1.25%           14.2%
     Value (Advisor)

                           December 31, 2004          1.61      -                        1.25%           23.8%

                                        2003          1.30      -                        1.25%           23.8%

                                 May 1, 2003*         1.05      -                            -            0.0%
     Asset Director (Advisor)

                           December 31, 2004          1.43         340                   1.25%            0.7%

                                        2003          1.42      -                        1.25%           32.7%

                                 May 1, 2003*         1.07      -                           -             0.0%
     Investment Grade Bond (Advisor)

                           December 31, 2004          1.05          84                    1.25%            2.9%

                                        2003          1.02         -                      1.25%            1.0%

                                 May 1, 2003*         1.01         -                         -             0.0%

Fidelity:
VIP High Income
                    December 31, 2004             $ 1.57        $ 25,346           1.25%                8.3%
                                 2003               1.45          24,844           1.25%               25.0%
                                 2002               1.16          18,514           1.25%                2.0%
                                 2001               1.13          17,819           1.25%              -12.8%
                                 2000               1.30          16,645           1.25%              -23.4%
VIP Growth
                    December 31, 2004               2.57         143,102           1.25%                2.0%
                                 2003               2.52         137,228           1.25%               31.3%
                                 2002               1.92         100,027           1.25%              -31.0%
                                 2001               2.78         141,930           1.25%              -18.7%
                                 2000               3.42         157,821           1.25%              -12.1%
VIP Overseas
                    December 31, 2004               1.86          29,785           1.25%               12.0%
                                 2003               1.66          23,915           1.25%               41.9%
                                 2002               1.17          15,759           1.25%              -21.3%
                                 2001               1.49          18,651           1.25%              -22.2%
                                 2000               1.91          21,682           1.25%              -20.1%
VIP Asset Manager
                    December 31, 2004               2.00         106,757           1.25%                4.2%
                                 2003               1.92         102,548           1.25%               16.4%
                                 2002               1.65          87,615           1.25%               -9.9%
                                 2001               1.83          95,701           1.25%               -5.3%
                                 2000               1.93          93,041           1.25%               -5.1%
VIP Equity-Income
                    December 31, 2004               2.36          29,596           1.25%                9.8%
                                 2003               2.15          26,773           1.25%               28.7%
                                 2002               1.67          20,326           1.25%              -17.9%
                                 2001               2.03          25,139           1.25%               -6.1%
                                 2000               2.16          24,051           1.25%               7.10%
VIP Contrafund
                    December 31, 2004               3.03          84,583           1.25%               13.9%
                                 2003               2.66          65,851           1.25%               27.3%
                                 2002               2.09          48,121           1.25%              -10.5%
                                 2001               2.34          50,724           1.25%              -13.3%
                                 2000               2.70          54,911           1.25%               -7.8%
Advisor Diversified International
                    December 31, 2004               1.66             392           1.25%               16.9%
                                 2003               1.42               -           1.25%               36.5%
                          May 1, 2003 *             1.04               -               -                0.0%
Advisor Dividend Growth
                    December 31, 2004               1.25              43           1.25%                4.2%
                                 2003               1.20               -           1.25%               17.6%
                          May 1, 2003 *             1.02               -               -                0.0%

Advisor Equity Income
                    December 31, 2004             $ 1.41            $ 59           1.25%               10.2%
                                 2003               1.28               -           1.25%               24.3%
                          May 1, 2003 *             1.03               -               -                0.0%
Advisor Growth Opportunities
                    December 31, 2004               1.10              25           1.25%               10.0%
                          May 1, 2004 *             1.00               -               -                0.0%
Advisor Mid Cap
                    December 31, 2004               1.60             220           1.25%               14.3%
                                 2003               1.40               -           1.25%               34.6%
                          May 1, 2003 *             1.04               -               -                0.0%
Advisor Overseas
                    December 31, 2004               1.19              33           1.25%               19.0%
                          May 1, 2004 *             1.00               -               -                0.0%
Advisor Small Cap
                    December 31, 2004               1.71             268           1.25%               22.1%
                                 2003               1.40               -           1.25%               34.6%
                          May 1, 2003 *             1.04               -               -                0.0%
State Street:
Equity 500 Index
                    December 31, 2004               2.84         200,467           1.25%                9.2%
                                 2003               2.60         182,098           1.25%               26.8%
                                 2002               2.05         136,608           1.25%              -23.3%
                                 2001               2.68         171,750           1.25%              -13.3%
                                 2000               3.09         180,586           1.25%              -10.4%
American Century:
VP Capital Appreciation
                    December 31, 2004               1.38           8,027           1.25%                6.2%
                                 2003               1.30           7,707           1.25%               19.3%
                                 2002               1.09           6,076           1.25%              -22.2%
                                 2001               1.41           7,288           1.25%              -29.0%
                                 2000               1.98          10,278           1.25%                7.7%
Equity Income
                    December 31, 2004               1.44           2,621           1.25%               11.6%
                                 2003               1.29           1,419           1.25%               22.9%
                                 2002               1.05             485           1.25%               -6.2%
                                 2001               1.12              12           1.25%                6.9%
                          May 1, 2001 *             1.05               -               -                0.0%
Small Cap Value
                    December 31, 2004               1.75           5,258           1.25%               20.7%
                                 2003               1.45           1,948           1.25%               34.3%
                                 2002               1.08             557           1.25%              -12.5%
                                 2001               1.24              21           1.25%               13.9%
                          May 1, 2001 *             1.08               -               -                0.0%

Income & Growth
                    December 31, 2004             $ 1.07           $ 276           1.25%               11.5%
                                 2003               0.96             104           1.25%               28.0%
                                 2002               0.75              54           1.25%              -20.4%
                                 2001               0.94               1           1.25%               -8.0%
                          May 1, 2001 *             1.02               -               -                0.0%
International Growth
                    December 31, 2004               1.88             741           1.25%               13.9%
                                 2003               1.65             721           1.25%               23.1%
                                 2002               1.34             174           1.25%              -20.3%
                                 2001               1.68               -           1.25%              -17.1%
                          May 1, 2001 *             2.02               -               -                0.0%
Ultra
                    December 31, 2004               2.31             662           1.25%                9.5%
                                 2003               2.11             846           1.25%               24.1%
                                 2002               1.70             539           1.25%              -24.1%
                                 2001               2.24               -           1.25%               -7.6%
                          May 1, 2001 *             2.43               -               -                0.0%
Select
                    December 31, 2004               2.10              31           1.25%                5.5%
                                 2003               1.99             214           1.25%               23.6%
                                 2002               1.61             148           1.25%              -23.7%
                                 2001               2.11               -           1.25%              -12.4%
                          May 1, 2001 *             2.41               -               -                0.0%
Strategic Alloc. Aggressive(2)
                    December 31, 2004               1.20           1,202           1.25%               10.1%
                                 2003               1.09             347           1.25%               26.7%
                                 2002               0.86              21           1.25%              -13.7%
                         June 1, 2002 *             1.00               -               -                0.0%
Strategic Alloc. Conservative(2)
                    December 31, 2004               1.14             436           1.25%                6.5%
                                 2003               1.07             159           1.25%               13.8%
                                 2002               0.94              31           1.25%               -5.6%
                         June 1, 2002 *             1.00               -               -                0.0%
Strategic Alloc. Moderate(2)
                    December 31, 2004               1.18           2,681           1.25%                8.3%
                                 2003               1.09           1,054           1.25%               21.1%
                                 2002               0.90             185           1.25%               -9.8%
                         June 1, 2002 *             1.00               -               -                0.0%
Small Company (Advisor)
                    December 31, 2004               1.93              90           1.25%               27.0%
                                 2003               1.52               2           1.25%               44.8%
                          May 1, 2003 *             1.05               -               -                0.0%
Strategic Allocation Aggressive (Advisor)
                    December 31, 2004               1.39             359           1.25%               10.3%
                                 2003               1.26               -           1.25%               22.3%
                          May 1, 2003 *             1.03               -               -                0.0%

Strategic Allocation Conservative (Advisor)
                    December 31, 2004             $ 1.20            $ 86           1.25%                6.2%
                                 2003               1.13               -           1.25%               10.8%
                          May 1, 2003 *             1.02               -               -                0.0%
Strategic Allocation Moderate (Advisor)
                    December 31, 2004               1.31             766           1.25%                8.3%
                                 2003               1.21               -           1.25%               17.5%
                          May 1, 2003 *             1.03               -               -                0.0%
Equity Growth (Advisor)
                    December 31, 2004               1.15              55           1.25%               15.0%
                         May 17, 2004 *             1.00               -               -                0.0%
Equity Income (Advisor)
                    December 31, 2004               1.37               -           1.25%               10.5%
                                 2003               1.24               -           1.25%               20.4%
                          May 1, 2003 *             1.03               -               -                0.0%
Ginnie Mae (Advisor)
                    December 31, 2004               1.03             167           1.25%                2.0%
                                 2003               1.01               -           1.25%                0.0%
                      October 1, 2003 *             1.01               -               -                0.0%
Growth (Advisor)
                    December 31, 2004               1.16              80           1.25%                8.4%
                                 2003               1.07               -           1.25%               12.6%
                      October 1, 2003 *             0.95               -               -                0.0%
Inflation Adjusted Bond (Advisor)
                    December 31, 2004               1.06             289           1.25%                6.0%
                         May 17, 2004 *             1.00               -               -                0.0%
Large Company Value (Advisor)
                    December 31, 2004               1.45             164           1.25%               13.3%
                                 2003               1.28               -           1.25%               24.3%
                          May 1, 2003 *             1.03               -               -                0.0%
New Opportunities II (Advisor)
                    December 31, 2004               1.17              44           1.25%               17.0%
                         May 17, 2004 *             1.00               -               -                0.0%
Real Estate (Advisor)
                    December 31, 2004               1.65              84           1.25%               27.9%
                                 2003               1.29               -           1.25%               27.7%
                          May 1, 2003 *             1.01               -               -                0.0%
Small Cap Value (Advisor)
                    December 31, 2004               1.66             131           1.25%                9.2%
                                 2003               1.52               -           1.25%               44.8%
                          May 1, 2003 *             1.05               -               -                0.0%
Vista (Advisor)
                    December 31, 2004               1.12              41           1.25%               12.0%
                         May 17, 2004 *             1.00               -               -                0.0%
Ultra (Advisor)
                    December 31, 2004               1.32              52           1.25%                9.1%
                                 2003               1.21               -           1.25%               18.6%
                          May 1, 2003 *             1.02               -               -                0.0%

Alger:
American Growth
                    December 31, 2004             $ 2.28        $ 86,343           1.25%                4.1%
                                 2003               2.19          84,917           1.25%               33.5%
                                 2002               1.64          58,266           1.25%              -33.8%
                                 2001               2.48          82,508           1.25%              -12.9%
                                 2000               2.85          87,289           1.25%              -15.8%
American Balanced
                    December 31, 2004               0.90           5,074           1.25%                2.3%
                                 2003               0.88           4,246           1.25%               17.3%
                                 2002               0.75           2,657           1.25%              -13.4%
                                 2001               0.86           2,006           1.25%               -3.2%
                                 2000               0.89             359           1.25%              -11.1%
                          May 1, 2000 *             1.00               -               -                0.0%
American Leveraged AllCap
                    December 31, 2004               0.50           1,908           1.25%                6.4%
                                 2003               0.47           1,418           1.25%               34.3%
                                 2002               0.35             581           1.25%              -34.7%
                                 2001               0.54             462           1.25%              -17.0%
                                 2000               0.65              32           1.25%              -34.9%
                          May 1, 2000 *             1.00               -               -                0.0%
Calvert:
Social Mid Cap Growth
                    December 31, 2004               2.11          13,050           1.25%                8.2%
                                 2003               1.95          10,838           1.25%               30.0%
                                 2002               1.50           7,173           1.25%              -29.1%
                                 2001               2.12           9,967           1.25%              -13.3%
                                 2000               2.44          10,168           1.25%               10.2%
Income
                    December 31, 2004               1.18           4,365           1.25%               12.4%
                                 2003               1.05             483           1.25%                4.0%
                                 2002               1.01             236           1.25%                1.4%
                         June 1, 2002 *             1.00               -               -                0.0%
Social Investment Equity
                    December 31, 2004               1.10             443           1.25%                5.8%
                                 2003               1.04             362           1.25%               20.9%
                                 2002               0.86             287           1.25%              -13.9%
                         June 1, 2002 *             1.00               -               -                0.0%
New Vision Small Cap
                    December 31, 2004               1.09             107           1.25%                7.9%
                                 2003               1.01              39           1.25%               34.7%
                                 2002               0.75               4           1.25%              -25.1%
                         June 1, 2002 *             1.00               -               -                0.0%

T. Rowe Price:
Equity Income
                    December 31, 2004             $ 2.75        $ 85,079           1.25%               13.2%
                                 2003               2.43          66,897           1.25%               24.0%
                                 2002               1.96          50,210           1.25%              -14.2%
                                 2001               2.28          53,368           1.25%                0.2%
                                 2000               2.28          45,982           1.25%               11.7%
European Stock
                    December 31, 2004               1.18              92           1.25%               14.6%
                                 2003               1.03              40           1.25%               35.5%
                                 2002               0.76               -               -              -20.0%
                                 2001               0.95               -               -              -12.0%
                          May 1, 2001 *             1.08               -               -                0.0%
Int'l Growth & Income
                    December 31, 2004               1.70             186           1.25%               21.4%
                                 2003               1.40              13           1.25%               34.6%
                          May 1, 2003 *             1.04               -               -                0.0%
Mid-Cap Value
                    December 31, 2004               1.66             816           1.25%               18.6%
                                 2003               1.40               1           1.25%               35.9%
                          May 1, 2003 *             1.03               -               -                0.0%
Equity Income  R Class
                    December 31, 2004               1.44             128           1.25%               13.4%
                                 2003               1.27               -           1.25%               21.0%
                          May 1, 2003 *             1.05               -               -                0.0%
Growth Stock Fund  R Class
                    December 31, 2004               1.36             736           1.25%                8.8%
                                 2003               1.25               -           1.25%               21.4%
                          May 1, 2003 *             1.03               -               -                0.0%
Mid Cap Growth  R Class
                    December 31, 2004               1.56             586           1.25%               16.4%
                                 2003               1.34               -           1.25%               28.8%
                          May 1, 2003 *             1.04               -               -                0.0%
PBHG:
Growth II
                    December 31, 2004               0.97           4,026           1.25%                5.4%
                                 2003               0.92           4,138           1.25%               24.3%
                                 2002               0.74           3,085           1.25%              -31.3%
                                 2001               1.08           4,574           1.25%              -41.2%
                                 2000               1.83           7,526           1.25%              -17.7%
Technology & Communications
                    December 31, 2004               0.82           6,171           1.25%                5.1%
                                 2003               0.78           5,212           1.25%               44.4%
                                 2002               0.54           2,641           1.25%              -54.6%
                                 2001               1.20           3,894           1.25%              -52.9%
                                 2000               2.54           4,779           1.25%              -42.8%

Large Cap
                    December 31, 2004             $ 0.90           $ 458           1.25%                4.7%
                                 2003               0.86             255           1.25%               17.8%
                                 2002               0.73             119           1.25%              -25.4%
                                 2001               0.98               8           1.25%               -7.3%
                          May 1, 2001 *             1.05               -               -                0.0%
Emerging Growth
                    December 31, 2004               0.64               -           1.25%               -1.5%
                                 2003               0.65               -           1.25%               54.8%
                                 2002               0.42               -           1.25%              -48.2%
                                 2001               0.81               -           1.25%              -19.5%
                          May 1, 2001 *             1.01               -               -                0.0%
Worldwide Growth
                    December 31, 2004               1.40          50,094           1.25%                3.7%
                                 2003               1.35          48,586           1.25%               21.6%
                                 2002               1.11          37,748           1.25%              -26.4%
                                 2001               1.50          49,415           1.25%              -23.4%
                                 2000               1.96          56,414           1.25%              -16.7%
Flexible Income
                    December 31, 2004               1.54          16,578           1.25%                2.7%
                                 2003               1.50          16,082           1.25%                4.9%
                                 2002               1.43          13,248           1.25%                9.1%
                                 2001               1.31           8,419           1.25%                6.4%
                                 2000               1.23           6,458           1.25%                4.9%
Pioneer:
Pioneer Fund
                    December 31, 2004               1.17           7,349           1.25%                6.4%
                                 2003               1.10           6,586           1.25%               23.6%
                                 2002               0.89           4,868           1.25%              -26.8%
                                 2001               1.22           5,939           1.25%              -10.5%
                                 2000               1.36           6,334           1.25%              -11.9%
Growth Opportunities
                    December 31, 2004               1.69          25,565           1.25%               20.7%
                                 2003               1.40          18,849           1.25%               41.4%
                                 2002               0.99          12,199           1.25%              -38.4%
                                 2001               1.61          18,378           1.25%               17.7%
                                 2000               1.36          12,837           1.25%               -7.3%
AIM:
Dynamics
                    December 31, 2004               2.17             244           1.25%               10.7%
                                 2003               1.96             153           1.25%               36.1%
                                 2002               1.44              33           1.25%              -33.9%
                                 2001               2.18               -           1.25%              -20.1%
                          May 1, 2001 *             2.66               -               -                0.0%

Financial Services
                    December 31, 2004             $ 1.14           $ 254           1.25%                7.5%
                                 2003               1.06             158           1.25%               27.7%
                                 2002               0.83              62           1.25%              -16.6%
                                 2001               0.99               4           1.25%               -3.9%
                          May 1, 2001 *             1.03               -               -                0.0%
Health Sciences
                    December 31, 2004               1.07             323           1.25%                4.9%
                                 2003               1.02             155           1.25%               25.9%
                                 2002               0.81              53           1.25%              -26.2%
                                 2001               1.10               1           1.25%                1.1%
                          May 1, 2001 *             1.08               -               -                0.0%
Technology(1)(2)
                    December 31, 2004               0.68             181           1.25%                1.5%
                                 2003               0.67             123           1.25%               42.6%
                                 2002               0.47              75           1.25%              -47.9%
                                 2001               0.91               1           1.25%              -29.4%
                          May 1, 2001 *             1.28               -               -                0.0%
Energy
                    December 31, 2004               1.35              94           1.25%               35.0%
                                 2003               1.00              53           1.25%               22.0%
                                 2002               0.82              39           1.25%               -5.5%
                                 2001               0.87               -           1.25%              -20.9%
                          May 1, 2001 *             1.10               -               -                0.0%
Basic Value
                    December 31, 2004               1.10             274           1.25%                8.9%
                                 2003               1.01             208           1.25%               31.2%
                                 2002               0.77             118           1.25%              -23.9%
                         June 1, 2002 *             1.00               -               -                0.0%
Mid Cap Core Equity
                    December 31, 2004               1.19             686           1.25%               12.3%
                                 2003               1.06             317           1.25%               26.2%
                                 2002               0.84              78           1.25%              -15.7%
                         June 1, 2002 *             1.00               -               -                0.0%
Small Cap Growth
                    December 31, 2004               1.14              37           1.25%                5.6%
                                 2003               1.08              22           1.25%               38.5%
                                 2002               0.78               -           1.25%              -21.3%
                         June 1, 2002 *             1.00               -               -                0.0%
Basic Value  R Class
                    December 31, 2004               1.22               1           1.25%                8.9%
                                 2003               1.12               -           1.25%               10.9%
                      October 1, 2003 *             1.01               -               -                0.0%
Energy  Class K
                    December 31, 2004               1.62               1           1.25%               35.0%
                                 2003               1.20               -           1.25%               12.1%
                      October 1, 2003 *             1.07               -               -                0.0%

Mid Cap Core Equity  R Class
                    December 31, 2004             $ 1.20           $ 159           1.25%               12.1%
                                 2003               1.07               -           1.25%                7.0%
                      October 1, 2003 *             1.00               -               -                0.0%
Small Cap Growth  R Class
                    December 31, 2004               1.13              15           1.25%                5.6%
                                 2003               1.07               -           1.25%                9.2%
                      October 1, 2003 *             0.98               -               -                0.0%
Technology  Class K
                    December 31, 2004               1.43               6           1.25%                2.1%
                                 2003               1.40               -           1.25%                9.4%
                      October 1, 2003 *             1.28               -               -                0.0%
Vanguard:
Short-Term Bond
                    December 31, 2004               1.53             769           1.25%                0.7%
                                 2003               1.52             502           1.25%                2.0%
                                 2002               1.49             183           1.25%                6.3%
                                 2001               1.42               1           1.25%                3.9%
                          May 1, 2001 *             1.37               -             -                  0.0%
Explorer
                    December 31, 2004               2.68           5,448           1.25%               12.1%
                                 2003               2.39           4,219           1.25%               43.1%
                                 2002               1.67           1,980           1.25%              -25.5%
                                 2001               2.25               -           1.25%                0.0%
                          May 1, 2001 *             2.25               -               -                0.0%
Ariel:
Ariel
                    December 31, 2004               1.29           2,055           1.25%               20.6%
                                 2003               1.07             387           1.25%               25.9%
                                 2002               0.85              83           1.25%              -15.1%
                         June 1, 2002 *             1.00               -               -                0.0%
Ariel Appreciation
                    December 31, 2004               1.19           1,544           1.25%               11.2%
                                 2003               1.07             627           1.25%               28.9%
                                 2002               0.83              68           1.25%              -17.5%
                         June 1, 2002 *             1.00               -               -                0.0%
MFS:
International New Discovery
                    December 31, 2004               1.51             859           1.25%               22.8%
                                 2003               1.23             313           1.25%               46.4%
                                 2002               0.84             109           1.25%              -15.9%
                         June 1, 2002 *             1.00               -               -                0.0%
Mid-Cap Growth
                    December 31, 2004               1.10              51           1.25%               13.4%
                                 2003               0.97              11           1.25%               34.7%
                                 2002               0.72               2           1.25%              -28.9%
                         June 1, 2002 *             1.00               -               -                0.0%

Strategic Value
                    December 31, 2004             $ 1.17           $ 125           1.25%               15.8%
                                 2003               1.01              52           1.25%               26.3%
                                 2002               0.80               6           1.25%              -19.7%
                         June 1, 2002 *             1.00               -               -                0.0%
Value
                    December 31, 2004               1.18               2           1.25%               13.5%
                                 2003               1.04               1           1.25%               23.8%
                                 2002               0.84               -               -              -16.0%
                         June 1, 2002 *             1.00               -               -                0.0%
PIMCO:
PEA Renaissance
                    December 31, 2004               1.27           4,891           1.25%               14.4%
                                 2003               1.11             341           1.25%               56.3%
                                 2002               0.71              65           1.25%              -29.0%
                         June 1, 2002 *             1.00               -               -                0.0%
PEA Value
                    December 31, 2004               1.22             323           1.25%               16.2%
                                 2003               1.05             101           1.25%               41.9%
                                 2002               0.74              10           1.25%              -26.0%
                         June 1, 2002 *             1.00               -               -                0.0%
PEA High Yield
                    December 31, 2004               1.29              29           1.25%                7.5%
                                 2003               1.20               -           1.25%               22.4%
                                 2002               0.98               -           1.25%               -2.0%
                         June 1, 2002 *             1.00               -               -                0.0%
CCM Capital Appreciation
                    December 31, 2004               1.18               1           1.25%               10.3%
                                 2003               1.07               -           1.25%                5.9%
                      October 1, 2003 *             1.01               -               -                0.0%
High Yield  R Class
                    December 31, 2004               1.14              54           1.25%                7.5%
                                 2003               1.06               -           1.25%                5.0%
                      October 1, 2003 *             1.01               -               -                0.0%
NFJ Small Cap Value  R Class
                    December 31, 2004               1.35             232           1.25%               21.6%
                                 2003               1.11               -           1.25%               11.0%
                      October 1, 2003 *             1.00               -               -                0.0%
PEA Value  R Class
                    December 31, 2004               1.32             148           1.25%               14.8%
                                 2003               1.15               -           1.25%               15.0%
                      October 1, 2003 *             1.00               -               -                0.0%
Total Return  R Class
                    December 31, 2004               1.05             268           1.25%                4.0%
                                 2003               1.01               -           1.25%                0.0%
                      October 1, 2003 *             1.01               -               -                0.0%

Neuberger Berman:
Fasciano (Advisor)
                    December 31, 2004             $ 1.22            $ 47           1.25%               10.9%
                                 2003               1.10               -           1.25%               10.0%
                      October 1, 2003 *             1.00               -               -                0.0%
Franklin Templeton:
Flex Cap Growth
                    December 31, 2004               1.23             114           1.25%               10.8%
                                 2003               1.11               -           1.25%               11.0%
                      October 1, 2003 *             1.00               -               -                0.0%
Strategic Income
                    December 31, 2004               1.15               1           1.25%                8.5%
                                 2003               1.06               -           1.25%                3.9%
                      October 1, 2003 *             1.02               -               -                0.0%
Foreign
                    December 31, 2004               1.28             203           1.25%               16.4%
                                 2003               1.10               -           1.25%               10.0%
                      October 1, 2003 *             1.00               -               -                0.0%
Growth
                    December 31, 2004               1.29             334           1.25%               15.2%
                                 2003               1.12               -           1.25%               12.0%
                      October 1, 2003 *             1.00               -               -                0.0%
Frank Russell:
Lifepoint Aggressive
                    December 31, 2004               1.16              14           1.25%               16.0%
                         May 17, 2004 *             1.00               -               -                0.0%
Lifepoint Balanced
                    December 31, 2004               1.13              62           1.25%               13.0%
                         May 17, 2004 *             1.00               -               -                0.0%
Lifepoint Equity Aggressive
                    December 31, 2004               1.18               2           1.25%               18.0%
                         May 17, 2004 *             1.00               -               -                0.0%
Lifepoint Moderate
                    December 31, 2004               1.08              25           1.25%                8.0%
                         May 17, 2004 *             1.00               -               -                0.0%

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
   Class S
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OneAmerica Funds:
Value(1)(2)
                    December 31, 2004                28.89         5,138           0.50%               14.6%
                                 2003                25.21         4,684           1.20%               36.8%
                                 2002                18.43         3,623           1.20%               -9.6%
                                 2001                20.39         4,941           1.20%               10.0%
                                 2000                18.55         6,673           1.20%               15.6%

Asset Director(2)
                    December 31, 2004             $ 1.54            $ 76           1.25%               10.0%
                                 2003               1.40              42           1.25%               26.1%
                                 2002               1.11              23           1.25%              -12.9%
                                 2001               1.27              22           1.25%                1.9%
                                 2000               1.25              52           1.25%               11.0%
American Century:
Strategic Alloc. Aggressive(2)
                    December 31, 2004               1.14             575           1.25%                9.6%
                                 2003               1.04             406           1.25%               26.8%
                                 2002               0.82             243           1.05%              -17.4%
                                 2001               0.99             333           1.25%               -6.8%
                                 2000               1.06             276           1.25%               -7.0%
Strategic Alloc. Conservative(2)
                    December 31, 2004               1.28             627           1.25%                5.8%
                                 2003               1.21             504           1.25%               14.2%
                                 2002               1.06             391           1.14%               -5.8%
                                 2001               1.12             343           1.25%                0.5%
                                 2000               1.12             225           1.25%                2.2%
Strategic Alloc. Moderate(2)
                    December 31, 2004               1.22           1,371           1.25%                8.0%
                                 2003               1.13           1,021           1.25%               21.5%
                                 2002               0.93             653           1.15%              -11.1%
                                 2001               1.04             573           1.25%               -3.3%
                                 2000               1.08             402           1.25%               -2.8%
AIM:
Technology(1)(2)
                    December 31, 2004               0.17              20           1.25%                6.3%
                                 2003               0.16              10           1.25%               23.1%
                                 2002               0.13               1           1.25%              -51.6%
                                 2001               0.26               -           1.25%              -43.4%
                          May 1, 2001 *             0.46               -               -                0.0%

* Commenced Operations
(1) (2) See Note 1, Reorganization, Accumulation Unit Classes

                                              NOTES TO FINANCIAL STATEMENTS (continued)
4.   Cost of Investments
     The cost of investments at December 31, 2004, is:
     OneAmerica Funds:                                          American Century: (continued)
          Value                                  $75,421,546          Small Company (Advisor)                            $ 78,080
          Money Market                            30,731,737          Strategic Allocation Aggressive (Advisor)           328,790
          Investment Grade Bond                   30,673,234          Strategic Allocation Conservative (Advisor)          84,452
          Asset Director                          48,175,571          Strategic Allocation Moderate (Advisor)             730,333
          Asset Director (Advisor)                   344,021          Equity Growth (Advisor)                              55,306
          Investment Grade Bond (Advisor)             86,532          Equity Income (Advisor)                                 122
          Value (Advisor)                                189          Ginnie Mae (Advisor)                                167,394
     Fidelity:                                                        Growth (Advisor)                                     78,477
          VIP High Income                         21,934,309          Inflation Adjusted Bond (Advisor)                   288,043
          VIP Growth                             172,034,696          Large Company Value (Advisor)                       160,553
          VIP Overseas                            25,191,171          New Opportunities II (Advisor)                       42,941
          VIP Asset Manager                      111,744,111          Real Estate (Advisor)                                84,153
          VIP Equity-Income                       26,671,395          Small Cap Value (Advisor)                           123,298
          VIP Contrafund                          72,749,923          Vista (Advisor)                                      39,724
          Advisor Diversified International          340,375          Ultra (Advisor)                                      50,221
          Advisor Dividend Growth                     39,472    Alger:
          Advisor Equity Income                       58,806          American Growth                                  91,693,232
          Advisor Growth Opportunities                24,038          American Balanced                                 4,675,669
          Advisor Mid Cap                            195,636          American Leveraged AllCap                         1,658,573
          Advisor Overseas                            31,908    Calvert:
          Advisor Small Cap                          247,132          Social Mid-Cap Growth                            11,189,702
     State Street:                                                    Income                                            4,453,831
          Equity 500 Index                       187,845,831          Social Investment Equity                            365,371
     American Century:                                                New Vision Small Cap                                 95,496
          VP Capital Appreciation                  7,706,795    T. Rowe Price:
          Equity Income                            2,392,113          Equity Income                                    72,359,088
          Small Cap Value                          4,706,158          European Stock                                       76,097
          Income & Growth                            241,848          Int'l Growth & Income                               157,154
          International Growth                       602,751          Mid-Cap Value                                       795,281
          Ultra                                      535,358          Equity Income  R Class                              117,618
          Select                                      29,307          Growth Stock Fund  R Class                          687,561
          Strategic Alloc. Aggressive              1,533,337          Mid-Cap Growth  R Class                             539,383
          Strategic Alloc. Conservative              992,109
          Strategic Alloc. Moderate                3,578,106


         NOTES TO FINANCIAL STATEMENTS (continued)
4.   Cost of Investments (continued)
     The cost of investments at December 31, 2004, is:
     PBHG:                                                      Ariel:
          Growth II                              $ 3,778,479          Ariel                                            $1,816,274
          Technology & Communications              5,027,350          Ariel Appreciation                                1,362,020
          Large Cap                                  418,787    MFS:
          Emerging Growth                                303          International New Discovery                         702,307
     Janus:                                                           Mid-Cap Growth                                       46,347
          Worldwide                               55,328,992          Strategic Value                                     107,157
          Flexible Income                         16,891,079          Value                                                 2,050
     Pioneer:                                                   PIMCO:
          Pioneer Fund                             7,188,857          PEA Renaissance                                   4,448,126
          Growth Opportunities                    24,860,772          PEA Value                                           284,912
     AIM:                                                             High Yield                                           28,331
          Dynamics                                   203,805          CCM Capital Appreciation                              1,343
          Financial Services                         242,022          High Yield  R Class                                  52,155
          Health Sciences                            289,901          NFJ Small Cap Value  R Class                        233,731
          Technology                                 175,471          PEA Value  R Class                                  144,955
          Energy                                      84,695          Total Return  R Class                               274,129
          Basic Value                                218,822    Neuberger Berman:
          Mid Cap Core Equity                        646,566          Fasciano (Advisor)                                   46,868
          Small Cap Growth                            31,138    Franklin Templeton:
          Basic Value  R Class                           741          Flex Cap Growth                                     109,391
          Energy  Class K                                756          Strategic Income                                      1,128
          Mid Cap Core Equity  Class K               155,252          Foreign                                             197,694
          Small Cap Growth  R Class                   13,362          Growth                                              329,957
          Technology  Class K                          6,205    Frank Russell:
     Vanguard:                                                        Lifepoint Aggressive                                 14,069
          Short-Term Bond                            782,420          Lifepoint Balanced                                   61,893
          Explorer                                 4,949,914          Lifepoint Equity Aggressive                           1,679
                                                                      Lifepoint Moderate                                   24,569



                                       NOTES TO FINANCIAL STATEMENTS (continued)
5.   Mutual Fund Shares
     Mutual find shares owned at December 31, 2004, are:
     OneAmerica Funds:                                          American Century: (continued)
          Value                                    3,826,230          Small Company (Advisor)                               8,891
          Money Market                            30,732,664          Strategic Allocation Aggressive (Advisor)            46,632
          Investment Grade Bond                    2,725,715          Strategic Allocation Conservative (Advisor)          15,324
          Asset Director                           3,234,331          Strategic Allocation Moderate (Advisor)             113,384
          Asset Director (Advisor)                    19,271          Equity Growth (Advisor)                               2,505
          Investment Grade Bond (Advisor)              7,554          Equity Income (Advisor)                                  15
          Value (Advisor)                                  8          Ginnie Mae (Advisor)                                 15,934
     Fidelity:                                                        Growth (Advisor)                                      4,086
          VIP High Income                          3,620,876          Inflation Adjusted Bond (Advisor)                    25,527
          VIP Growth                               4,470,537          Large Company Value (Advisor)                        25,275
          VIP Overseas                             1,700,041          New Opportunities II (Advisor)                        6,462
          VIP Asset Manager                        7,189,013          Real Estate (Advisor)                                 3,391
          VIP Equity-Income                        1,166,593          Small Cap Value (Advisor)                            12,856
          VIP Contrafund                           3,177,415          Vista (Advisor)                                       2,884
          Advisor Diversified International           21,119          Ultra (Advisor)                                       1,780
          Advisor Dividend Growth                      3,651    Alger:
          Advisor Equity Income                        2,100          American Growth                                   2,458,523
          Advisor Growth Opportunities                   804          American Balanced                                   374,501
          Advisor Mid Cap                              8,718          American Leveraged AllCap                            62,795
          Advisor Overseas                             1,847    Calvert:
          Advisor Small Cap                           10,870          Social Mid-Cap Growth                               495,085
     State Street:                                                    Income                                              256,784
          Equity 500 Index                        19,848,186          Social Investment Equity                             12,854
     American Century:                                                New Vision Small Cap                                  5,297
          VP Capital Appreciation                  1,047,928    T. Rowe Price:
          Equity Income                              323,127          Equity Income                                     3,808,356
          Small Cap Value                            517,012          European Stock                                        4,603
          Income & Growth                              8,985          Int'l Growth & Income                                14,867
          International Growth                        81,759          Mid-Cap Value                                        35,804
          Ultra                                       22,428          Equity Income  R Class                                4,819
          Select                                         816          Growth Stock Fund  R Class                           27,853
          Strategic Alloc. Aggressive                230,526          Mid-Cap Growth   R Class                             11,874
          Strategic Alloc. Conservative              190,012
          Strategic Alloc. Moderate                  598,493

            NOTES TO FINANCIAL STATEMENTS (continued)
5.   Mutual Fund Shares (continued)
     Mutual find shares owned at December 31, 2004, are:
     PBHG:                                                      Ariel:
          Growth II                                  384,195          Ariel                                                38,650
          Technology & Communications              2,660,076          Ariel Appreciation                                   32,393
          Large Cap                                   36,263    MFS:
          Emerging Growth                                 26          International New Discovery                          40,242
     Janus:                                                           Mid-Cap Growth                                        5,696
          Worldwide                                1,870,571          Strategic Value                                       7,798
          Flexible Income                          1,365,556          Value                                                   107
     Pioneer:                                                   PIMCO:
          Pioneer Fund                               357,255          PEA Renaissance                                     182,146
          Growth Opportunities                     1,075,060          PEA Value                                            18,146
     AIM:                                                             High Yield                                            2,921
          Dynamics                                    14,745          CCM Capital Appreciation                                 80
          Financial Services                           8,695          High Yield  R Class                                   5,434
          Health Sciences                              6,291          NFJ Small Cap Value  R Class                          7,930
          Technology                                   7,901          PEA Value  R Class                                    8,283
          Energy                                       3,371          Total Return  R Class                                25,130
          Basic Value                                  8,454    Neuberger Berman:
          Mid Cap Core Equity                         23,951          Fasciano (Advisor)                                    4,130
          Small Cap Growth                             1,335    Franklin Templeton:
          Basic Value  R Class                            24          Flex Cap Growth                                       3,030
          Energy  Class K                                 29          Strategic Income                                        108
          Mid Cap Core Equity  Class K                 5,561          Foreign                                              16,561
          Small Cap Growth  R Class                      539          Growth                                               14,688
          Technology  Class K                            252    Frank Russell:
     Vanguard:                                                        Lifepoint Aggressive                                  1,347
          Short-Term Bond                             73,828          Lifepoint Balanced                                    5,772
          Explorer                                    73,058          Lifepoint Equity Aggressive                             174
                                                                      Lifepoint Moderate                                    2,286

6.  Net Assets
     Net Assets at December 31, 2004, are:

                                                  OneAmerica Funds
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                               Value          Money Market        Investment      Asset Director    Asset Director
                                                                                  Grade Bond                           (Advisor)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                     $ 232,837,532     $ 777,520,746      $ 193,807,396     $ 100,495,305         $ 338,774
Cost of units redeemed                        (187,973,602)     (749,357,643)      (170,966,726)      (71,411,266)             (138)
Net investment income                           17,021,264         2,569,561          6,900,638        12,653,968             1,378
Net realized gain (loss)                         8,053,976                 -            906,941         3,388,204                 1
Realized gain distributions                      5,486,482                 -             26,552         3,052,440             4,007
Unrealized appreciation
(depreciation)                                  17,348,939                 -           (383,934)        8,984,911            (3,759)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $ 92,774,591      $ 30,732,664       $ 30,290,867      $ 57,163,562         $ 340,263
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                   OneAmerica Funds               Fidelity
                                          ------------------------------------------------------------------------------------------
                                          -----------------------------------  -----------------------------------------------------
                                           Investment Grade       Value              VIP               VIP                VIP
                                           Bond (Advisor)       (Advisor)        High Income          Growth           Overseas
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                          $ 83,736             $ 156       $ 89,991,404     $ 431,585,405     $ 414,223,933
Cost of units redeemed                                   -                 -        (68,201,307)     (303,936,147)     (393,029,560)
Net investment income                                2,796                 1         11,769,816        27,870,780         4,892,800
Net realized gain (loss)                                 -                 -        (11,623,253)        6,313,201        (2,499,818)
Realized gain distributions                              -                 7                  -        10,213,019         1,605,944
Unrealized appreciation
(depreciation)                                      (2,696)               27          3,409,472       (28,944,378)        4,591,428
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                  $ 83,836             $ 191       $ 25,346,132     $ 143,101,880      $ 29,784,727
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                              Fidelity
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                                VIP                VIP               VIP             Advisor            Advisor
                                           Asset Manager      Equity-Income      Contrafund      Diversified Int'l  Dividend Growth
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                     $ 224,623,280      $ 61,171,990      $ 121,890,132         $ 595,222          $ 39,798
Cost of units redeemed                        (146,269,592)      (40,324,632)       (61,559,314)         (256,020)             (546)
Net investment income                           32,240,270         4,745,537          7,522,647            (1,489)              178
Net realized gain (loss)                          (236,249)          434,059          4,896,229               962                43
Realized gain distributions                      1,394,227           645,494                  -             1,700                 -
Unrealized appreciation
(depreciation)                                  (4,995,088)        2,924,028         11,833,095            51,598             3,282
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                             $ 106,756,848      $ 29,596,476       $ 84,582,789         $ 391,973          $ 42,755
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================

6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                              Fidelity
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                              Advisor        Advisor Growth        Advisor           Advisor            Advisor
                                           Equity Income      Opportunities        Mid Cap           Overseas          Small Cap
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                          $ 57,888          $ 23,991          $ 194,390          $ 31,932         $ 248,499
Cost of units redeemed                                   -                 -             (2,340)                -            (1,095)
Net investment income                                  153                49               (627)              (26)             (427)
Net realized gain (loss)                                 -                (3)                94                 -               155
Realized gain distributions                            764                 -              4,120                 2                 -
Unrealized appreciation
(depreciation)                                         678               507             24,237               894            20,606
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                  $ 59,483          $ 24,544          $ 219,874          $ 32,802         $ 267,738
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                            State Street                                American Century
                                          -----------------  -----------------------------------------------------------------------
                                          -----------------  -----------------------------------------------------------------------
                                               Equity          VP Capital       Equity Income       Small Cap          Income &
                                             500 Index        Appreciation                            Value             Growth
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                     $ 481,157,372      $ 28,306,410        $ 2,771,451       $ 5,810,936         $ 275,910
Cost of units redeemed                        (295,041,262)      (18,730,987)          (592,766)       (1,558,406)          (36,308)
Net investment income                            5,093,499           (76,322)            53,198           (18,247)            2,649
Net realized gain (loss)                        (3,346,208)       (4,754,424)            14,778            43,354              (436)
Realized gain distributions                              -         2,962,118            145,186           428,264                 -
Unrealized appreciation
(depreciation)                                  12,603,266           320,336            228,713           552,107            33,757
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                             $ 200,466,667       $ 8,027,131        $ 2,620,560       $ 5,258,008         $ 275,572
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                                              American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                           International          Ultra             Select        Strategic Alloc.  Strategic Alloc.
                                               Growth                                               Aggressive       Conservative
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                         $ 889,954       $ 1,848,795          $ 232,241       $ 3,687,122        $2,101,565
Cost of units redeemed                            (350,433)       (1,362,211)          (226,708)       (2,064,936)       (1,173,583)
Net investment income                               (1,517)          (17,917)            (4,435)           34,505            47,240
Net realized gain (loss)                            65,062            66,704             28,224          (123,754)          (23,527)
Realized gain distributions                              -                 -                  -               530            37,843
Unrealized appreciation
(depreciation)                                     137,670           126,267              1,733           243,890            72,629
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                 $ 740,736         $ 661,638           $ 31,055       $ 1,777,357        $1,062,167
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================

6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                                   American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                          Strategic Alloc.    Small Company    Strategic Alloc.  Strategic Alloc.   Strategic Alloc.
                                              Moderate          (Advisor)      Aggressive(Adv.)  Conservative(Adv.) Moderate (Adv.)
                                          -----------------  ----------------  ----------------- -----------------------------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                       $ 6,069,498          $ 77,080          $ 329,015          $ 85,417         $ 725,062
Cost of units redeemed                          (2,525,581)           (1,773)            (1,056)           (3,614)           (5,553)
Net investment income                               66,598             2,655                732               240             1,140
Net realized gain (loss)                           (96,959)              118                 99                75               292
Realized gain distributions                         60,803                 -                  -             2,335             9,393
Unrealized appreciation
(depreciation)                                     477,435            11,897             30,273             1,206            36,139
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                               $ 4,051,794          $ 89,977          $ 359,063          $ 85,659         $ 766,473
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                   American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                           Equity Growth      Equity Income       Ginnie Mae          Growth      Inflation Adjusted
                                             (Advisor)          (Advisor)         (Advisor)         (Advisor)       Bond (Advisor)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                          $ 55,306             $ 116          $ 334,824          $ 78,518         $ 287,623
Cost of units redeemed                                   -                 -           (168,823)                -                 -
Net investment income                                    -                 -              1,497               (42)              414
Net realized gain (loss)                                 -                 -               (104)                1                 -
Realized gain distributions                              -                 6                  -                 -                 7
Unrealized appreciation
(depreciation)                                         (22)                2               (887)            1,166               919
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                  $ 55,284             $ 124          $ 166,507          $ 79,643         $ 288,963
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                   American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                           Large Company      New Oppor. II      Real Estate        Small Cap            Vista
                                          Value (Advisor)       (Advisor)         (Advisor)      Value (Advisor)       (Advisor)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                         $ 160,981          $ 43,028           $ 84,032         $ 113,504          $ 39,754
Cost of units redeemed                              (1,058)             (113)              (167)             (311)                -
Net investment income                                  606               (22)                36              (509)              (31)
Net realized gain (loss)                                 2                 1                  3                27                 1
Realized gain distributions                             21                47                250            10,588                 -
Unrealized appreciation
(depreciation)                                       3,483               804               (136)            7,450             1,493
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                 $ 164,035          $ 43,745           $ 84,018         $ 130,749          $ 41,217
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                          American Century        Alger
                                          -----------------  -----------------------------------------------------
                                          -----------------  -----------------------------------------------------
                                               Ultra            American           American          American
                                             (Advisor)           Growth            Balanced       Leveraged AllCap
                                          -----------------  ----------------  ----------------- -------------------
                                          -----------------  ----------------  ----------------- -----------------
Proceeds from units sold                          $ 50,260     $ 281,130,495        $ 6,424,715       $ 2,244,417
Cost of units redeemed                                   -      (194,710,483)        (1,700,541)         (474,956)
Net investment income                                  (42)       15,710,553             42,338           (41,140)
Net realized gain (loss)                                 3       (20,769,375)          (110,478)          (74,961)
Realized gain distributions                                       10,331,798             19,635             5,547
Unrealized appreciation
(depreciation)                                       1,643        (5,349,675)           398,820           249,422
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
                                                  $ 51,864      $ 86,343,313        $ 5,074,489       $ 1,908,329
                                          =================  ================  ================= =================
                                          =================  ================  ================= =================




                                              Calvert
                                          ------------------------------------------------------------------------
                                          ------------------------------------------------------------------------
                                           Social Mid Cap        Income             Social          New Vision
                                               Growth                          Investment Equity    Small Cap
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
Proceeds from units sold                     $ 147,668,210       $ 8,574,813        $ 1,110,314         $ 101,468
Cost of units redeemed                        (134,985,054)       (4,393,875)          (741,654)          (10,514)
Net investment income                            1,981,415           117,946             (8,885)           (1,042)
Net realized gain (loss)                        (3,474,725)           24,235              5,340             2,615
Realized gain distributions                              -           107,774                265             2,979
Unrealized appreciation
(depreciation)                                   1,860,596           (65,566)            77,430            11,069
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
                                              $ 13,050,442       $ 4,365,327          $ 442,810         $ 106,575
                                          =================  ================  ================= =================
                                          =================  ================  ================= =================




                                            T.Rowe Price
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                           Equity Income        European       Int'l Growth & Income Mid-Cap         Equity Income
                                                                  Stock                               Value             R Class
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                     $ 146,547,115          $ 84,622          $ 164,127       $ 1,274,389         $ 115,609
Cost of units redeemed                         (86,827,111)          (12,262)            (7,122)         (523,737)             (835)
Net investment income                            9,020,988               676               (366)             (414)              337
Net realized gain (loss)                         1,773,133             3,019                374             4,635               100
Realized gain distributions                      1,842,588                45                142            40,409             2,409
Unrealized appreciation
(depreciation)                                  12,721,926            15,503             28,826            20,327            10,322
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $ 85,078,639          $ 91,603          $ 185,981         $ 815,609         $ 127,942
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                            T.Rowe Price                             PBHG
                                          -----------------------------------  -----------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                            Growth Stock      Mid-Cap Growth      Growth II        Technology &        Large Cap
                                            Fund R Class         R Class                          Communication
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                         $ 705,510         $ 651,422       $ 27,276,510      $ 30,980,589         $ 604,689
Cost of units redeemed                             (16,651)         (121,062)       (17,900,693)      (18,845,451)         (177,613)
Net investment income                               (1,561)           (2,669)          (150,245)          284,461              (273)
Net realized gain (loss)                               264             1,881         (5,447,509)       (9,318,358)           (9,803)
Realized gain distributions                                            9,811                  -         1,926,671             1,687
Unrealized appreciation
(depreciation)                                      48,874            46,488            248,301         1,143,464            39,684
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                 $ 736,436         $ 585,871        $ 4,026,364       $ 6,171,376         $ 458,371
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                PBHG              Janus                              Pioneer
                                          -----------------  ----------------------------------- -----------------------------------
                                          -----------------  ----------------------------------- -----------------------------------
                                              Emerging          Worldwide          Flexible          Pioneer            Growth
                                               Growth            Growth             Income             Fund          Opportunities
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                             $ 411     $ 236,877,002       $ 41,185,324      $ 15,517,096      $ 65,256,408
Cost of units redeemed                                (114)     (173,064,897)       (27,565,694)       (7,380,211)      (43,482,818)
Net investment income                                   (6)        3,551,887          2,669,432           306,481         1,862,742
Net realized gain (loss)                                12       (12,033,870)           474,808        (1,254,403)        1,166,040
Realized gain distributions                              -                 -            127,208                 -            58,400
Unrealized appreciation
(depreciation)                                          41        (5,236,243)          (313,229)          159,877           704,154
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                     $ 344      $ 50,093,879       $ 16,577,849       $ 7,348,840      $ 25,564,926
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                AIM
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                              Dynamics          Financial      Health Sciences      Technology          Energy
                                                                Services
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                         $ 326,363         $ 283,121          $ 383,047         $ 426,971         $ 165,529
Cost of units redeemed                            (118,676)          (63,003)           (91,159)         (256,770)          (98,324)
Net investment income                               (3,293)           (1,071)            (4,633)           (3,551)           (1,943)
Net realized gain (loss)                              (588)            3,145              2,647             8,820            19,435
Realized gain distributions                              -            19,830                  -                 -                 -
Unrealized appreciation
(depreciation)                                      39,488            12,396             32,711            25,527             9,105
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                 $ 243,294         $ 254,418          $ 322,613         $ 200,997          $ 93,802
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================

6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                                AIM
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                            Basic Value       Mid Cap Core        Small Cap        Basic Value          Energy
                                                                 Equity             Growth           R Class            Class K
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                         $ 661,901       $ 1,044,958           $ 38,030             $ 742             $ 758
Cost of units redeemed                            (449,733)         (475,599)            (7,490)                -                 -
Net investment income                               (5,016)           (8,199)              (479)               (1)               (1)
Net realized gain (loss)                            11,687            41,622              1,076                 -                 -
Realized gain distributions                              -            43,786                  -                 -                 -
Unrealized appreciation
(depreciation)                                      55,249            39,399              5,518                44                 1
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                 $ 274,088         $ 685,967           $ 36,655             $ 785             $ 758
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                AIM                                                  Vanguard
                                          ------------------------------------------------------ -----------------------------------
                                          ------------------------------------------------------ -----------------------------------
                                            Mid Cap Core        Small Cap         Technology        Short-Term         Explorer
                                           Equity R Class    Growth R Class        Class K             Bond
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                         $ 150,815          $ 13,395            $ 6,208       $ 1,219,431      $ 52,826,951
Cost of units redeemed                              (1,776)                -                  -          (453,690)      (48,559,972)
Net investment income                                 (421)              (34)                (3)           16,825           (79,848)
Net realized gain (loss)                               141                 2                  -            (3,396)          622,377
Realized gain distributions                          6,494                 -                  -             4,406             5,255
Unrealized appreciation
(depreciation)                                       3,449             1,350                128           (15,031)          633,147
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                 $ 158,702          $ 14,713            $ 6,333         $ 768,545       $ 5,447,910
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                               Ariel                                 MFS
                                          -----------------------------------  -----------------------------------------------------
                                          -----------------------------------  -----------------------------------------------------
                                               Ariel              Ariel         International        Mid-Cap           Strategic
                                                              Appreciation      New Discovery         Growth             Value
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                       $ 2,011,510       $ 1,655,517        $ 1,073,834          $ 52,446         $ 106,509
Cost of units redeemed                            (266,652)         (338,964)          (420,163)           (6,733)           (3,710)
Net investment income                              (16,567)          (15,354)            (8,310)             (303)           (3,210)
Net realized gain (loss)                            22,587            25,058             15,080               937               868
Realized gain distributions                         65,395            35,762             41,866                 -             6,700
Unrealized appreciation
(depreciation)                                     238,723           182,159            156,452             4,574            18,240
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                               $ 2,054,996       $ 1,544,178          $ 858,759          $ 50,921         $ 125,397
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================

6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                                MFS               PIMCO
                                          -----------------  -----------------------------------------------------------------------
                                          -----------------  -----------------------------------------------------------------------
                                               Value               PEA            PEA Value         High Yield        CCM Capital
                                                               Renaissance                                           Appreciation
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                           $ 2,156       $ 8,442,127          $ 296,322          $ 28,076           $ 1,342
Cost of units redeemed                                (143)       (4,047,681)           (24,498)             (179)                -
Net investment income                                 (347)          (47,118)            (2,493)              426                 1
Net realized gain (loss)                                36            98,155              7,447                 8                 -
Realized gain distributions                            348             2,726              8,184                 -                 -
Unrealized appreciation
(depreciation)                                         423           442,417             38,407               791                90
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                   $ 2,473       $ 4,890,626          $ 323,369          $ 29,122           $ 1,433
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                               PIMCO
                                          ------------------------------------------------------------------------
                                          ------------------------------------------------------------------------
                                             High Yield       NFJ Small Cap       PEA Value        Total Return
                                              R Class         Value R Class        R Class           R Class
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
Proceeds from units sold                          $ 51,246         $ 229,030          $ 143,798         $ 450,508
Cost of units redeemed                                   -                (7)                 -          (184,791)
Net investment income                                  904               841                 69               414
Net realized gain (loss)                                 5                (1)                 6               148
Realized gain distributions                              -             3,869              1,083             7,851
Unrealized appreciation
(depreciation)                                       2,021            (2,006)             2,811            (5,996)
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
                                                  $ 54,176         $ 231,726          $ 147,767         $ 268,134
                                          =================  ================  ================= =================
                                          =================  ================  ================= =================



                                             Neuberger
                                               Berman                Franklin Templeton
                                          -----------------  -----------------------------------------------------------------------
                                          -----------------  -----------------------------------------------------------------------
                                              Fasciano          Flex Cap          Strategic          Foreign            Growth
                                             (Advisor)           Growth             Income
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                          $ 46,862         $ 178,312            $ 1,126         $ 199,901         $ 324,561
Cost of units redeemed                                 (62)          (70,199)                (1)           (2,810)                -
Net investment income                                  (11)             (207)                 3               327             1,221
Net realized gain (loss)                                 -             1,485                  -               229                 6
Realized gain distributions                             79                 -                  -                47             4,169
Unrealized appreciation
(depreciation)                                         172             4,425                 13             4,851             4,184
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                                  $ 47,040         $ 113,816            $ 1,141         $ 202,545         $ 334,141
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================

6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                           Frank Russell
                                          ------------------------------------------------------------------------
                                          ------------------------------------------------------------------------
                                             Lifepoint          Lifepoint      Lifepoint Equity     Lifepoint
                                             Aggressive         Balanced          Aggressive         Moderate
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
Proceeds from units sold                          $ 13,953          $ 61,219            $ 1,670          $ 24,362
Cost of units redeemed                                   -                 -                  -                 -
Net investment income                                  116               525                  9               144
Net realized gain (loss)                                 -                 1                  -                 -
Realized gain distributions                              -               148                  -                63
Unrealized appreciation
(depreciation)                                         260               565                 76               120
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
                                                  $ 14,329          $ 62,458            $ 1,755          $ 24,689
                                          =================  ================  ================= =================
                                          =================  ================  ================= =================



                  FINANCIAL HIGHLIGHTS
      The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent.  Ratios for funds commencing during the year are annualized.
      This information pertains to years 2004, 2003, 2002, and 2001 or from commencement date.  A zero ratio indicates no gross income has been received during the year.
                                                             2004           2003          2002           2001
      OneAmerica Funds:
      Value                                                  0.8%           1.0%          1.1%           1.3%
      Money Market                                           0.9%           0.6%          1.2%           3.5%
      Invesment Grade Bond                                   3.7%           4.2%          5.2%           5.6%
      Asset Director                                         1.7%           1.9%          2.4%           2.8%
      Asset Director (Advisor)                               0.8%           N/A            N/A            N/A
      Investment Grade Bond (Advisor)                        6.6%           N/A            N/A            N/A
      Value (Advisor)                                        0.9%           N/A            N/A            N/A
      Fidelity:
      VIP High Income                                        8.3%           6.7%          10.7%          11.6%
      VIP Growth                                             0.3%           0.3%          0.3%           0.1%
      VIP Overseas                                           1.1%           0.7%          0.8%           5.1%
      VIP Asset Manager                                      2.6%           3.5%          3.9%           4.0%
      VIP Equity-Income                                      1.5%           1.7%          1.7%           1.6%
      VIP Contrafund                                         0.3%           0.4%          0.8%           0.8%
      Advisor Diversified International                      0.0%           N/A            N/A            N/A
      Advisor Dividend Growth                                1.1%           N/A            N/A            N/A
      Advisor Equity Income                                  0.7%           N/A            N/A            N/A
      Advisor Growth Opportunities                           0.6%           N/A            N/A            N/A
      Advisor Mid Cap                                        0.0%           N/A            N/A            N/A
      Advisor Overseas                                       0.0%           N/A            N/A            N/A
      Advisor Small Cap                                      0.0%           N/A            N/A            N/A
      State Street:
      Equity 500 Index                                       2.4%           1.3%          1.4%           2.0%
      American Century:
      VP Capital Appreciation                                0.0%           0.0%          0.0%           0.0%
      Equity Income                                          2.5%           3.1%          3.0%           1.3%
      Small Cap Value                                        0.3%           0.7%          0.0%           0.3%
      Income & Growth                                        2.2%           1.9%          1.9%           1.4%
      International Growth                                   0.9%           1.2%          5.3%           0.0%
      Ultra                                                  0.0%           0.0%          2.8%           0.0%
      Select                                                 0.0%           0.0%          1.6%           0.0%
      Strategic Alloc. Aggressive                            1.4%           1.4%          0.8%            N/A
      Strategic Alloc. Conservative                          1.7%           1.7%          4.1%            N/A
      Strategic Alloc. Moderate                              1.5%           1.5%          2.8%            N/A
      Small Company (Advisor)                                0.0%           0.0%           N/A            N/A
      Strategic Allocation Aggressive (Advisor)              0.9%           N/A            N/A            N/A
      Strategic Allocation Conservative (Advisor)            1.0%           N/A            N/A            N/A
      Strategic Allocation Moderate (Advisor)                0.8%           N/A            N/A            N/A
      Equity Growth (Advisor)                                1.3%           N/A            N/A            N/A
      Equity Income (Advisor)                                0.0%           N/A            N/A            N/A
      Ginnie Mae (Advisor)                                   1.7%           N/A            N/A            N/A
      Growth (Advisor)                                       0.0%           N/A            N/A            N/A

      The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent.  Ratios for funds commencing during the year are annualized.
      This information pertains to years 2004, 2003, 2002, and 2001 or from commencement date.  A zero ratio indicates no gross income has been received during the year.
                                                             2004           2003          2002           2001
      Inflation Adjusted Bond (Advisor)                      0.3%           N/A            N/A            N/A
      Large Company Value (Advisor)                          0.8%           N/A            N/A            N/A
      New Opportunities II (Advisor)                         0.0%           N/A            N/A            N/A
      Real Estate (Advisor)                                  0.2%           N/A            N/A            N/A
      Small Cap Value (Advisor)                              0.0%           N/A            N/A            N/A
      Vista (Advisor)                                        0.0%           N/A            N/A            N/A
      Ultra (Advisor)                                        0.0%           N/A            N/A            N/A
      Alger:
      American Growth                                        0.0%           0.0%          0.0%           0.3%
      American Balanced                                      1.5%           2.0%          1.5%           1.2%
      American Leveraged AllCap                              0.0%           0.0%          0.0%           0.0%
      Calvert:
      Social Mid-Cap Growth                                  0.0%           0.0%          0.0%           0.0%
      Income                                                 3.7%           9.0%          11.7%           N/A
      Social Investment Equity                               0.0%           0.0%          0.3%            N/A
      New Vision Small Cap                                   0.0%           0.0%          5.2%            N/A
      T. Rowe Price:
      Equity Income                                          1.6%           1.7%          1.6%           1.5%
      European Stock                                         1.8%           2.6%           N/A            N/A
      Int'l Growth & Income                                  0.9%           2.1%           N/A            N/A
      Mid-Cap Value                                          1.0%          16.3%           N/A            N/A
      Equity Income   R Class                                0.9%           N/A            N/A            N/A
      Growth Stock Fund   R Class                            0.4%           N/A            N/A            N/A
      Mid Cap Growth   R Class                               0.0%           N/A            N/A            N/A
      PBHG:
      Growth II                                              0.0%           0.0%          0.0%           0.0%
      Technology & Communications                            0.0%           0.0%          0.0%           0.0%
      Large Cap Value                                        1.2%           1.7%          0.0%           0.5%
      Emerging Growth                                        0.0%           0.0%          0.0%           0.0%
      Janus:
      Worldwide                                              1.0%           1.1%          0.9%           0.5%
      Flexible Income                                        5.8%           4.8%          5.1%           5.8%
      Pioneer:
      Pioneer Fund                                           1.1%           1.0%          1.2%           0.8%
      Growth Opportunities                                   0.0%           0.0%          0.0%           0.0%
      AIM:
      Dynamics                                               0.0%           0.0%          0.0%           0.0%
      Financial Services                                     1.0%           0.8%          0.3%           0.9%
      Health Sciences                                        0.0%           0.0%          0.0%           0.0%
      Technology                                             0.0%           0.0%          0.0%           0.0%
      Energy                                                 0.0%           0.0%          0.0%           0.0%
      Basic Value                                            0.0%           0.0%          0.0%            N/A
      Mid Cap Core Equity                                    0.0%           0.0%          0.0%            N/A

      The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent.  Ratios for funds commencing during the year are annualized.
      This information pertains to years 2004, 2003, 2002, and 2001 or from commencement date.  A zero ratio indicates no gross income has been received during the year.
                                                             2004           2003          2002           2001
      Small Cap Growth                                       0.0%           0.0%          0.0%            N/A
      Basic Value  R Class                                   0.0%           N/A            N/A            N/A
      Energy  Class K                                        0.0%           N/A            N/A            N/A
      Mid Cap Core Equity  Class K                           0.0%           N/A            N/A            N/A
      Small Cap Growth  R Class                              0.0%           N/A            N/A            N/A
      Technology  Class K                                    0.0%           N/A            N/A            N/A
      Vanguard:
      Short-Term Federal                                     2.8%           3.1%          2.5%           0.0%
      Explorer                                               0.0%           0.0%          0.1%           0.0%
      Ariel:
      Ariel                                                  0.1%           0.0%          0.0%            N/A
      Ariel Appreciation                                     0.1%           0.0%          0.0%            N/A
      MFS:
      International New Discovery                            0.0%          80.0%          0.0%            N/A
      Mid-Cap Growth                                         0.0%           0.0%          0.0%            N/A
      Strategic Value                                        1.0%           0.1%          0.0%            N/A
      Value                                                  1.3%           1.4%           N/A            N/A
      PIMCO:
      PEA Renaissance                                        0.0%           0.0%          0.0%            N/A
      PEA Value                                              0.2%           0.8%          0.0%            N/A
      High Yield                                             6.6%           N/A            N/A            N/A
      CCM Capital Appreciation                               1.9%           N/A            N/A            N/A
      High Yield  R Class                                    6.2%           N/A            N/A            N/A
      NFJ Small Cap Value  R Class                           0.8%           N/A            N/A            N/A
      PEA Value  R Class                                     0.5%           N/A            N/A            N/A
      Total Return  R Class                                  0.8%           N/A            N/A            N/A
      Neuberger Berman:
      Fasciano (Advisor)                                     0.0%           N/A            N/A            N/A
      Franklin Templeton:
      Flex Cap Growth                                        0.0%           N/A            N/A            N/A
      Strategic Income                                       5.0%           N/A            N/A            N/A
      Foreign                                                0.9%           N/A            N/A            N/A
      Growth                                                 6.4%           N/A            N/A            N/A
      Frank Russell:
      Lifepoint Aggressive                                   1.7%           N/A            N/A            N/A
      Lifepoint Balanced                                     1.8%           N/A            N/A            N/A
      Lifepoint Equity Aggressive                            1.0%           N/A            N/A            N/A
      Lifepoint Moderate                                     1.9%           N/A            N/A            N/A


FINANCIAL STATEMENTS OF THE DEPOSITOR

     The consolidiated financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2004 and 2003, are included in this Statement of
Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


OneAmerica Financial
Partners, Inc.
Report of Independent Auditors
On Financial Statements
As of December 31, 2004 and 2003 and
for the years then ended

                        REPORT OF INDEPENDENT AUDITORS


Report of Independent Auditors


To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
March 9, 2005

OneAmerica Financial Partners, Inc.
Consolidated Balance Sheets

December 31                                                                 2004  (in millions)        2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities - available-for-sale, at fair value:
      (amortized cost: 2004 - $5,119.6; 2003 - $4,870.9)              $  5,397.0                     $  5,199.8
    Equity securities at fair value:
      (cost: 2004 - $33.2; 2003 - $34.9)                                    41.4                           40.7
    Mortgage loans                                                       1,308.7                        1,323.2
    Real estate, net                                                        37.5                           39.5
    Policy loans                                                           166.6                          169.1
    Short-term and other invested assets                                    23.2                           18.9
    Cash and cash equivalents                                              148.2                          161.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total investments                                               $  7,122.6                     $  6,952.2

Accrued investment income                                                   75.2                           76.1
Reinsurance receivables                                                  1,675.6                        1,611.8
Deferred acquisition costs                                                 509.3                          472.1
Property and equipment, net                                                 71.3                           73.2
Insurance premiums in course of collection                                  33.5                           40.2
Other assets                                                                80.7                          107.2
Assets held in separate accounts                                         5,459.8                        4,708.0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total assets                                                    $ 15,028.0                     $ 14,040.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Liabilities and shareholder's equity
Liabilities
    Policy reserves                                                   $  7,124.7                     $  6,855.5
    Other policyholder funds                                               251.8                          260.5
    Pending policyholder claims                                            297.4                          327.6
    Surplus notes and notes payable                                        275.0                          275.0
    Other liabilities and accrued expenses                                 343.7                          354.4
    Deferred gain on indemnity reinsurance                                  93.3                           98.7
    Liabilities related to separate accounts                             5,459.8                        4,708.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                 13,845.7                       12,879.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Shareholder's equity
    Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                          -                              -
    Retained earnings                                                    1,064.9                        1,008.6
    Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                    127.4                          152.5
      Minimum pension liability, net of tax                                (10.0)                             -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total shareholder's equity                                         1,182.3                        1,161.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities and shareholder's equity                      $ 15,028.0                     $ 14,040.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Consolidated Statements of Operations

Year ended December 31                                                      2004 (in millions)         2003

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                       $    414.0                 $    444.3
    Policy and contract charges                                            130.5                      110.5
    Net investment income                                                  427.5                      437.5
    Realized investment gains (losses)                                       3.7                       (1.6)
    Other income                                                            29.1                       13.7

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total revenues                                                     1,004.8                    1,004.4

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                        368.8                      393.3
    Interest expense on annuities and financial products                   183.1                      190.7
    General operating expenses                                             192.9                      175.2
    Commissions                                                             58.8                       47.2
    Amortization                                                            78.7                       79.9
    Dividends to policyholders                                              28.2                       30.8
    Interest expense on surplus notes and notes payable                     19.8                        9.1

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                          930.3                      926.2

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Income before income tax expense                                            74.5                       78.2
Income tax expense                                                          18.2                       16.7

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Net income                                                      $     56.3                 $     61.5

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the consolidated financial statements.


                                       3

OneAmerica Financial Partners, Inc.

Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income





                                                                                     Accumulated Other
                                                                                  Comprehensive Income (loss)
                                                                             -----------------------------------
                                                                                Unrealized         Minimum
                                                                               Appreciation        Pension
                                                  Common        Retained      of Securities,      Liability,
(in millions)                                     Stock         Earnings        net of tax        net of tax         Total


------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2002                          $ -          $ 947.1           $ 159.6          $ (6.5)       $ 1,100.2
Comprehensive income:
    Net income                                         -             61.5                 -               -             61.5
    Other comprehensive income (loss)                  -                -              (7.1)            6.5            (0.6)
                                                                                                             -----------------
Total comprehensive income                                                                                              60.9

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2003                            -          1,008.6             152.5               -          1,161.1
Comprehensive income:
    Net income                                         -             56.3                 -               -             56.3
    Other comprehensive loss                           -                -             (25.1)          (10.0)           (35.1)
                                                                                                             -----------------
Total comprehensive income                                                                                              21.2

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2004                          $ -          $ 1,064.9         $ 127.4          $(10.0) -     $ 1,182.3

------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Consolidated Statements of Cash Flows



Year ended December 31                                                          2004         (in millions)       2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                    $ 56.3                            $ 61.5
Adjustments to reconcile net income to net cash:
      Amortization                                                              78.7                              79.9
      Depreciation                                                              14.6                              16.2
      Deferred taxes                                                            (1.6)                             32.3
      Realized investment(gains)losses                                          (3.7)                              1.6
      Policy acquisition costs capitalized                                    (100.0)                           (122.2)
      Interest credited to deposit liabilities                                 181.4                             185.3
      Fees charged to deposit liabilities                                      (49.8)                            (47.2)
      Amortization and accrual of investment income                             (2.6)                            (11.5)
      Increase in insurance liabilities                                         92.8                             100.0
      Increase in other assets                                                 (66.4)                            (60.3)
      Increase (decrease) in other liabilities                                   8.6                             (13.9)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      208.3                            221.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, available-for-sale                                    (840.0)                        (1,567.1)
      Equity securities                                                         (4.5)                           (25.5)
      Mortgage loans                                                          (124.7)                          (176.6)
      Real estate                                                               (3.2)                            (3.0)
      Short-term and other invested assets                                      (1.5)                            (2.3)
    Proceeds from sales, calls or maturities:
      Fixed maturities, available-for-sale                                     595.1                          1,155.9
      Equity securities                                                          7.3                              5.3
      Mortgage loans                                                           139.3                            139.7
      Real estate                                                                1.4                              3.6
      Short-term and other invested assets                                       1.0                              7.4
    Purchase acquisition, net of cash acquired                                     -                            (25.7)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                         (229.8)                          (488.3)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Proceeds for the issuance of notes payable                                   -                            200.0
      Deposits to insurance liabilities                                      1,530.4                          1,459.8
      Withdrawals from insurance liabilities                                (1,524.1)                        (1,383.8)
      Other                                                                      2.4                             (1.1)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by financing activities                                        8.7                            274.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)  in cash and cash equivalents                          (12.8)                             8.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                    161.0                            152.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                        $ 148.2                          $ 161.0

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements

1.  Nature of Operations

OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica, include the accounts of OneAmerica; and its subsidiaries, American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Our business is conducted through three primary operating divisions;


     * Through our Retirement Services Division we offer 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

     * Our Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokerage general agents, and personal producing general agents.

     * Group Operations offers traditional and voluntary group life and disability, medical stop-loss, credit life and disability and group universal life products primarily to employer groups and financial institutions. These products are distributed through brokers, agents and marketing alliances, financial institutions, third party administrators and managing general underwriters.

2.  Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 13-Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. Equity securities are stated at fair value.

Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $43.1 million and $40.7 million at December 31, 2004 and 2003, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2004 and 2003. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized capital loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

     * For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     * For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     * For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     * For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

     * For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Property and Equipment, net

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $93.1 million and $87.7 million as of December 31, 2004 and 2003, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2004 and 2003 was $12.2 million and $13.8 million, respectively.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

Certain Nontraditional Long-Duration Contracts

The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $31.5 million and $40.6 million at December 31, 2004 and 2003, respectively. The associated reserves for these guarantees were $1.2 million and $1.8 million as of December 31, 2004 and 2003, respectively.

The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. These deferred sales inducements are included in "other assets" and totaled approximately $9.0 million and $5.0 million at December 31, 2004 and 2003, respectively.

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

Reclassification

Certain  2003   balances  have  been   reclassified   to  conform  to  the  2004
presentation.

Derivatives

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

In April 2003, the FASB's Derivative Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Risk Exposure that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). The Company's adoption of DIG B36 in 2003 did not have a material effect on the Company's financial statements.

Goodwill and Other Intangible Assets

SFAS No. 141, "Business Combinations" (SFAS No. 141), requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets", requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with the statement. The Company performed this test during 2004 and 2003 and determined the carrying value of goodwill was not impaired.

The Company has ceased the amortization of goodwill as of January 1, 2002. In 2003, the amount of goodwill increased by $17.2 million due to the acquisition of Moulton. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $21.5 at both December 31, 2004 and 2003. Other intangible assets totaled $4.4 million and $9.1 million at December 31, 2004 and 2003, respectively. The amortization of intangible assets with a finite life was $4.8 million and $2.1 million for 2004 and 2003, respectively. Amortization expense for other intangible assets for the next five years is expected to be as follows: $1.2 million, 2005; $.8 million, 2006; $.5 million, 2007; $.4 million, 2008; $.2 million, 2009.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

New Accounting Pronouncements

In 2004, the Company adopted SOP 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company's adoption of SOP 03-01 did not have a material effect on the Company's financial statements.

The FASB issued FASB Staff Position (FSP) FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (FSP FAS 106-2) in May 2004. FSP FAS 106-2 provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria. FSP FAS 106-2 superseded FSP FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". The Company has elected to defer accounting for the Act until further analysis is complete. The Company believes the adoption of FSP FAS 106-2 will not have a material impact on the Company's consolidated financial statements.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued


In March 2004, the Emerging Issues Task Force issued Emerging Issues Task Force Topic No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"(EITF 03-01). EITF 03-01 provides additional guidance for determining whether an impairment is other-than-temporary. EITF 03-01 also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The guidance did not significantly change our procedures for evaluating impairments, although additional disclosures have been added to the notes to the consolidated financial statements. The FASB is currently considering additional guidance, which the Company will evaluate when finalized.

3.  Acquisitions and Other Significant Transactions

In December 2004, The State Life Insurance Company (State Life) converted to a stock insurance company and reorganized as a wholly owned subsidiary of OneAmerica. The policyholders of State Life became members of AUMIHC upon completion of the reorganization, while their contract rights remain with State Life. The original affiliation between AUL and State Life began in 1994 when the two companies entered into a Strategic Alliance.


In October 2003, OneAmerica issued $200 million 7 percent senior notes due in 2033. OneAmerica utilized a portion of the proceeds in October 2003 to acquire R.E. Moulton, Inc., a medical stop-loss managing general underwriter for approximately $27 million. The remaining proceeds are intended to be used for general corporate purposes, including possible acquisitions, mergers, combinations or similar arrangements. Refer to Note 11 - Surplus Notes, Notes Payable and Lines of Credit for further detail.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

3.  Acquisitions and Other Significant Transactions, continued

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,019.6 million at December 31, 2004.


As a result  of the ERC  transaction,  a  deferred  gain of  approximately  $107 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. In 2003, the deferred gain was adjusted by $2.9 million as part of a settlement related to the transaction. The Company recognized approximately $5 million of deferred gain amortization in both 2004 and 2003, which is included in other income.

4.   Investments

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                               December 31, 2004

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                             $ 169.5       $  8.6        $ 0.7      $ 177.4
Corporate securities                                                3,637.6        250.1         13.1      3,874.6
Mortgage-backed securities                                          1,312.5         38.5          6.0      1,345.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 5,119.6      $ 297.2       $ 19.8    $ 5,397.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued


                                                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   180.9       $ 10.2        $ 1.0      $ 190.1
Corporate securities                                                3,427.5        288.6         13.4      3,702.7
Mortgage-backed securities                                          1,262.5         52.4          7.9      1,307.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,870.9      $ 351.2       $ 22.3    $ 5,199.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2004:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 50.8          $ 0.6         $ 6.2         $ 0.1        $ 57.0           $ 0.7
Corporate securities                              513.3            7.6         157.0           5.5         670.3            13.1
Mortgage-backed securities                        203.9            2.1         138.2           3.9         342.1             6.0
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 768.0         $ 10.3       $ 301.4         $ 9.5     $ 1,069.4          $ 19.8

---------------------------------------------------------------------------------------------------------------------------------

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2003:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 79.6          $ 1.0         $  -          $  -       $ 79.6           $ 1.0
Corporate securities                              511.6           12.8         14.3           0.6        525.9            13.4
Mortgage-backed securities                        278.6            7.9          0.8             -        279.4             7.9
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 869.8         $ 21.7       $ 15.1         $ 0.6       $884.9          $ 22.3
---------------------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government, states, political subdivisions and foreign governments. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

Corporate Securities. As of December 31, 2004, gross unrealized losses on corporate securities totaled $13.1 million comprising 136 issues. Of this amount, there was $7.6 million in the less than 12 months category comprising
105 issuers and $5.5 million in the greater than 12 months category comprising 31 issues. The $13.1 million of gross unrealized losses is comprised of $12.7 million related to investment grade securities and $.4 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $5.5 million of gross unrealized losses of 12 months or more were concentrated in the healthcare, airlines and

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued

manufacturing sectors and there were no individual issuers with gross unrealized losses greater than $.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company has concluded that any further adjustments for the other-than-temporary impairments are not warranted at December 31, 2004.

Mortgage Backed Securities. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

Gross Unrealized Loss Positions for Marketable Equity Securities:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                      -------------------------------------------------------------------------------------
(in millions)                                    Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
Year Ended                                       Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

December 31, 2004                              $  0.8        $  0.1         $  0.1        $  -          $  0.9         $  0.1
December 31, 2003                              $    -        $    -         $    -        $  -          $    -         $    -
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Marketable Equity Securities. As of December 31, 2004, gross unrealized losses on equity securities totaled $.1 million comprising 17 issues. Of this amount, there were $.1 million in less than 12 months category comprising 15 issues and $0 in the greater than 12 months. Based on a review of the above information in conjunction with other factors outlined in the Company's policy surrounding other-than-temporary impairments, the Company has concluded that further adjustments for other-than-temporary impairments is not warranted at December 31, 2004.

The amortized cost and fair value of fixed maturity securities at December 31, 2004, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued


                                                                                                       Available-for-Sale
                                                                                         ------------------------------------------
                                                                                         ------------------------------------------
(in millions)                                                                                   Amortized Cost         Fair Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Due in one year or less                                                                               $ 147.8              $ 149.4
Due after one year through five years                                                                 1,184.0              1,246.6
Due after five years through 10 years                                                                 1,718.9              1,820.3
Due after 10 years                                                                                      756.4                835.7

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      3,807.1              4,052.0
Mortgage-backed securities                                                                            1,312.5              1,345.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    $ 5,119.6            $ 5,397.0

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued



Net investment income consisted of the following:

Years ended December 31                                                                               2004 (in millions)        2003

-----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 312.7                   $ 317.6
Equity securities                                                                                      1.0                       0.7
Mortgage loans                                                                                       102.5                     104.8
Real estate                                                                                           15.6                      11.6
Policy loans                                                                                           9.7                      10.6
Other                                                                                                  8.0                      10.9

-----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              449.5                     456.2
Investment expenses                                                                                   22.0                      18.7

-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 427.5                   $ 437.5


-----------------------------------------------------------------------------------------------------------------------------------

Proceeds from the sales of investments in fixed maturities during 2004 and 2003 were approximately $163.3 million and $364.5 million, respectively. Gross gains of $6.1 million and $15.3 million, and gross losses of $1.0 million and $8.7 million were realized in 2004 and 2003, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($51.5) million and ($16.5) million in 2004 and 2003, respectively.

The Company has reported approximately $2.9 and $3.9 million in realized losses related to a decline in fair value that is deemed to be an other-than-temporary decline below amortized cost of $4.4 and $11.5 million of investments in fixed maturities and mortgages in 2004 and 2003, respectively. The Company does not continue to accrue income on those investments deemed uncollectible.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued


Realized investment gains (losses) consisted of the following:



Years ended December 31                                                                 2004     (in millions)        2003

---------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                              $ 5.1                        $  6.6
Equity securities                                                                        1.3                           0.4
Other securities                                                                         0.2                          (4.7)
Other-than-temporary impairment                                                         (2.9)                         (3.9)

---------------------------------------------------------------------------------------------------------------------------

Realized investment gains (losses)                                                    $  3.7                       $  (1.6)


At December 31, 2004 and 2003, respectively, the net unrealized gain on equity securities was approximately $8.2 million and $5.8 million and has been reflected directly in equity, net of deferred taxes. The net unrealized gain is comprised primarily of unrealized gains and $.1 million of unrealized losses. The change in the unrealized appreciation of equity securities amounted to approximately $2.4 million and $5.7 million in 2004 and 2003, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2004, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Texas, where approximately 24 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments of approximately $81.8 million and $49.0 million at December 31, 2004 and 2003, respectively.

There were three fixed maturity investments that were non-income-producing at December 31, 2004, with a book value of $1.3 million. At December 31, 2003, the Company had four investments that were non-income-producing with a book value of $1.1 million.

5.  Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:



At December 31                                                                     2004 (in millions)         2003

-----------------------------------------------------------------------------------------------------------------------

Unrealized appreciation:
      Fixed maturity securities                                                 $ 277.4                    $ 328.9
      Equity securities                                                             8.2                        5.8
Valuation adjustment                                                              (88.5)                     (99.6)
Deferred taxes                                                                    (69.7)                     (82.6)
                                                                         --------------             --------------
Total unrealized appreciation, net of tax                                         127.4                      152.5
Minimum pension liability, net of tax                                             (10.0)                         -

-----------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                          $ 117.4                    $ 152.5
---------------------------------------------------------------------------------------------------------------------------------



OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

5. Other Comprehensive Income, continued

The components of comprehensive income, other than net income, are illustrated below:


Years ended December 31                                                                        2004 (in millions)          2003

--------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax-2004, $5.4; 2003, ($3.5)                                                     $ (10.0)                     $  6.5
Unrealized appreciation on securities,
    net of tax-2004, $12.9; 2003, $3.3                                                        (21.5)                       (6.2)
Reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2004, $1.9; 2003, $0.5                                                          (3.6)                       (0.9)

--------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                  $ (35.1)                    $  (0.6)

--------------------------------------------------------------------------------------------------------------------------------


                                       20

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

6.   Deferred Policy Acquisition Costs


The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                                            2004 (in millions)     2003
-------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                                      $ 472.1                $ 427.0
Capitalization of deferred acquisition costs                                                      100.0                  122.2
Amortization of deferred acquisition costs                                                        (73.9)                 (77.8)
Change in valuation adjustment                                                                     11.1                    0.7
 --------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                            $ 509.3                 $472.1
---------------------------------------------------------------------------------------------------------------------------------




OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

7.   Insurance Liabilities


Insurance liabilities consisted of the following:


                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Withdrawal        Mortality or
                                                     Assumption        Morbidity            Interest              December 31,
                                                                       Assumption        Rate  Assumption       2004        2003

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts                Company            Company       2.5% to 6.0%          $ 914.5     $ 871.0
                                                        experience         experience
      Universal life-type contracts                       n/a               n/a               n/a                570.6       572.2
      Other individual life contracts                    Company          Company        2.5% to 6.0%            616.8       581.9
                                                        experience        experience
      Accident and health                                 n/a             Company             n/a                501.5       386.3
                                                                          experience
      Annuity products                                    n/a               n/a               n/a              4,023.4     3,910.4
      Group life and health                               n/a               n/a               n/a                497.9       533.7
Other policyholder funds                                  n/a               n/a               n/a                251.8       260.5
Pending policyholder claims                               n/a               n/a               n/a                297.4       327.6

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                            $ 7,673.9    $7,443.6

-----------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 48 percent of the net individual life insurance in force at both December 31, 2004 and 2003. Participating policies represented 96 percent and 97 percent of life premium income for 2004 and 2003, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

During 2004, the Company performed an extensive evaluation of the group long-term disability claim reserves. This evaluation resulted in refinements to the previous assumptions based upon Company and industry experience. These revised assumptions resulted in a $6.1 million reduction to group disability reserves in 2004.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans

The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contribution for pre-65 retirees will be frozen at the 2005 contribution level. For post-65 retirees, the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2004 and 2003. Claims incurred for benefits are funded by Company contributions.

The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.

Obligations and Funded Status:

                                                      Pension Benefits                 Other Benefits
                                                      2004        2003                 2004       2003
(in millions)
----------------------------------------------------------------------------------------------------------------------------

Employer contributions                               $ 7.1       $ 15.5                $ 1.0     $ 1.0
Employee contributions                                  -            -                   1.1       0.8
Benefit payments                                       1.0          8.3                  1.0       3.4
Funded status (deficit)                              (16.6)       (13.0)               (37.0)    (38.8)
----------------------------------------------------------------------------------------------------------------------------

The Medicare  Prescription Drug,  Improvement and Modernization Act of 2003 (the
Act) was signed into law in 2003. The Act introduces a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to defer accounting for the Act until further analysis is completed as to how to calculate the expected benefit, and until the Company concludes whether the benefits provided by the plan are actuarially equivalent to the Medicare Part D benefit. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.


Amounts recognized in the statement of financial position consists of:

                                                      Pension Benefits                 Other Benefits
                                                      2004        2003                 2004       2003
(in millions)
----------------------------------------------------------------------------------------------------------------------------

Prepaid benefit cost                                $ 14.1       $ 13.2                $  -     $    -
Accrued benefit cost                                 (14.2)          -                 (24.7)     (19.2)
Intangible assets                                       -            -                   5.3         -
Accumulated other comprehensive income                14.2           -                   1.1         -
----------------------------------------------------------------------------------------------------------------------------
Net amount recognized                                 14.1         13.2                (18.3)     (19.2)
----------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.  Employees' and Agents' Benefit Plans, continued


                                                                                            December 31,
Pension Benefits:                                                                        2004                           2003
(in millions)
-----------------------------------------------------------------------------------------------------------------------------

Projeted benefit obligation                                                          $  91.8                          $ 75.5
Accumulated benefit obligation                                                          75.3                            59.0
Fair value of plan assets                                                               75.2                            62.5
-----------------------------------------------------------------------------------------------------------------------------


Additonal Information:


(in millions)                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                 2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in minimum liability
 included in other comprehensive income, net of tax            $ 9.3               $ (5.9)               $ 0.7          $ (0.6)

Net periodic benefit cost                                        6.3                  6.0                  6.4             5.6
-------------------------------------------------------------------------------------------------------------------------------


Weighted-average  assumptions used to determine  benefit obligations at December
31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                 2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                 6.15%                6.50%                5.80%            6.25%
Rate of compensation increase                                 4.00%                4.00%                4.00%            4.00%
-------------------------------------------------------------------------------------------------------------------------------

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                2004             2003

-------------------------------------------------------------------------------------------------------------------------------

 Discount rate                                                6.50%                7.25%                6.25%            7.25%
 Expected long-term return on plan assets                     8.75%                9.00%                    -                -
 Rate of compensation increase                                4.00%                4.00%                4.00%            4.00%

-------------------------------------------------------------------------------------------------------------------------------


The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans, continued




Assumed health care trend rates at December 31:
                                                                                                         2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Health care trend rate assumed for next year                                                           12.50%           12.50%
Rate to which the cost trend rate is assumed to decline                                                 5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                                       2015             2014

-------------------------------------------------------------------------------------------------------------------------------

Plan Assets

The pension plan weighted-average asset allocations at December 31, 2004 and 2003, by asset category, are 75 percent equity securities and 25 percent debt securities.

The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling five-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.



Contributions

The Company expects to contribute $5.6 million to its pension plan and $5.7 million to its other postretirement benefit plans in 2005.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:



                                                           Pension Benefits              Other Benefits
                                                   ---------------------------       ----------------------

(in millions)
-------------------------------------------------------------------------------------------------------------------------------
2005                                                        $   1.0                            $   0.7
2006                                                            1.3                                1.3
2007                                                            1.6                                1.3
2008                                                            2.0                                1.3
2009                                                            2.5                                1.4
Years 2010-2014                                                22.5                                7.7
-------------------------------------------------------------------------------------------------------------------------------

401(k),  Profit Sharing Plans and Deferred Compensation

The Company has multiple defined contribution plans that are 401(k) salary reduction/savings and profit sharing for plans for employees. In general, the profit sharing plan allows for quarterly contributions, covering employees who have completed one full calendar year of service, in amounts based upon the Company's financial results. Company contributions to the plan during 2004 and 2003 were $2.3 million and $2.7 million, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans, continued

The Company has a defined contribution pension plan and a 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans were $.9 million for both 2004 and 2003.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.6 million and $6.7 million for 2004 and 2003, respectively.


9.   Federal Income Taxes

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:



Years ended December 31                                                                  2004     (in millions)         2003

-----------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 26.1                          $ 27.4
    Tax-exempt income                                                                    (0.3)                           (0.5)
    Dividends received deduction                                                         (5.9)                           (8.6)
    Income tax paid on behalf of separate accounts                                         -                              0.7
    Other                                                                                (1.7)                           (2.3)

-----------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 18.2                          $ 16.7

-----------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax expense (benefit) of $19.8 million and ($15.6) million for the years ended
December 31, 2004 and 2003, respectively, and deferred tax expense (benefit) of ($1.6) million and $32.3 million for the years ended December 31, 2004 and 2003, respectively.

Deferred income tax assets (liabilities) as of December 31                               2004    (in millions)           2003

-------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (185.2)                        $ (179.7)
Investments                                                                              (4.4)                            (4.9)
Insurance liabilities                                                                   112.4                             97.3
Deferred gain on indemnity reinsurance                                                   24.9                             27.2
Minimum pension liability                                                                 5.4                              -
Unrealized appreciation of securities                                                   (69.7)                           (82.6)
Other                                                                                     3.0                             9.2

-------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                  $ (113.6)                        $ (133.5)

-------------------------------------------------------------------------------------------------------------------------------


Federal income taxes paid (recovered) were ($.1) million and $7.9 million in 2004 and 2003, respectively. Current tax recoverables were $3.2 million and $22.6 million at December 31, 2004 and 2003, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

10.  Reinsurance

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:



Years ended December 31                                                                 2004     (in millions)           2003

------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 2,042.8                        $ 1,921.8
Reinsurance premiums assumed                                                           490.0                            602.9
Reinsurance premiums ceded                                                            (620.9)                          (670.6)

------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,911.9                          1,854.1

------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 375.3                          $ 327.4

------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Eight reinsurers account for approximately 89 percent of the Company's December 31, 2004, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $133 million at December 31, 2004 compared to $177 million at December 31, 2003. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2004 or 2003 related to the September 11th tragedy.

11. Surplus Notes, Notes Payable and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2004 and 2003 was $5.8 million in each year.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

11. Surplus Notes, Notes Payable and Lines of Credit, continued

The Company has available a $100 million line of credit facility. This line of credit expires on September 6, 2006 and allows the Company to borrow at an interest rate of one-half (1/2) percent over prime or Eurodollar Rate. No amounts have been drawn as of December 31, 2004. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $33.9 million as of December 31, 2004.

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments began in 2004 and totaled $14.4 million.

Surplus Notes and Senior Notes:




                                                                                        2004 (in millions)          2003

-------------------------------------------------------------------------------------------------------------------------

Senior notes, 7%, due 2033                                                           $ 200.0                     $ 200.0
Surplus notes, 7.75%, due 2026                                                          75.0                        75.0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                  $ 275.0                     $ 275.0
-------------------------------------------------------------------------------------------------------------------------


12.  Commitments and Contingencies


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

13.  Statutory Information

AUL, State Life, PML and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

13. Statutory Information, continued

A reconciliation of SAP surplus to GAAP equity at December 31 follows:



At December 31                                                                2004     (in millions)          2003

-------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                            $ 729.9                         $ 718.7
    Deferred policy acquisition costs                                        598.3                           572.3
    Adjustments to policy reserves                                          (140.8)                         (150.8)
    Asset valuation and interest maintenance reserves                         81.0                            76.8
    Unrealized gain on invested assets, net                                  127.4                           152.5
    Surplus notes                                                            (75.0)                          (75.0)
    Deferred gain on indemnity reinsurance                                   (93.3)                          (98.7)
    Deferred income taxes                                                    (70.1)                          (70.1)
    Other, net                                                                24.9                            35.4

-------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                          $ 1,182.3                       $ 1,161.1

-------------------------------------------------------------------------------------------------------------------



A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:



Years ended December 31                                                                2004      (in millions)           2003

------------------------------------------------------------------------------------------------------------------------------

    SAP net income                                                                   $ 30.5                           $  55.8
    Deferred policy acquisition costs                                                  26.1                              44.4
    Adjustments to policy reserves                                                      1.5                             (12.1)
    Deferred income taxes                                                               0.5                             (32.3)
    Other, net                                                                         (2.3)                              5.7

------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                  $ 56.3                            $ 61.5

------------------------------------------------------------------------------------------------------------------------------

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $34.5 million and $30.5 million at December 31, 2004 and 2003, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid a $14 million dividend to OneAmerica in 2004, no such distribution was made in 2003. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $71 million in 2005.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

14.  Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will would be realized in acutal transactions made to borrowers with similar credit ratings for similar maturities.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2004 and 2003, follow:


                                                                             2004                             2003
(in millions)                                              Carrying Amount     Fair Value      Carrying Amount     Fair Value

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities - available-for-sale:                   $ 5,397.0       $ 5,397.0         $ 5,199.8         $ 5,199.8
Equity securities                                                      41.4            41.4              40.7              40.7
Mortgage loans                                                      1,308.7         1,411.7           1,323.2           1,448.5
Policy loans                                                          166.6           166.6             169.1             169.1
Surplus notes and notes payable                                       275.0           295.4             275.0             283.6
Short-term & other invested assets                                     23.2            23.2              18.9              18.9

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

================================================================================

          No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================




                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                       STATEMENT OF ADDITIONAL INFORMATION




                              Dated: May 1, 2005





================================================================================

                            Part C: Other Information

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS

     1.  Included in Prospectus (Part A):
           Condensed Financial Information(10)

     2.  Included in Statement of Additional Information (Part B):
         (a) Financial Statements of OneAmerica Financial Partners, Inc.(R)(10) Report of Independent Auditors
              Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Operations for years ended
                December 31, 2004 and 2003
              Consolidated Statements of Changes in Shareholder's Equity and
               Comprehensive Income as of December 31, 2004, 2003, and 2002
              Consolidated Statements of Cash Flows for the years ended
                December 31, 2004 and 2003
              Notes to Consolidated Financial Statements

         (b)  Financial Statements of AUL American Unit Trust(10)

              Registrant's Annual Report for the year ended December 31, 2004, contains the following Financial Statements:
              A Message From the President & CEO of American United Life
               Insurance Company(R)
              Report of Independent Registered Public Accounting Firm Statements of Net Assets as of December 31, 2004
              Statements of Operations as of December 31, 2004
              Statements of Changes in Net Assets as of December 31, 2004 and
                2003
              Notes to Financial Statements

(b) Exhibits
    1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust(1)
    2. Not applicable

    3. Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc.(8)
    4. Group Annuity Contract Forms:
       4.1    TDA Voluntary Contract, Form P-12511 (1)
       4.2    TDA Employer Sponsored Contract, Form P-12621 (1)
       4.3    TDA Employer Sponsored Benefit Responsive Contract,
                Form P-12621BR (1)
       4.4    TDA Custodial SPL Contract, Form P-12833 (1)
       4.5    TDA Custodial Contract, Form P-12833 (1)(3)
       4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)
       4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)
       4.8    IRA Non-Custodial Contract, Form P-12566 (1)
       4.9    IRA Custodial Contract, Form P-12867 (1)(3)
       4.10   DCP Contract, Form P-12518 (1)
       4.11   IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)
       4.12   IRA Guaranteed Benefit Group Variable Annuity,
                Form P-GB-K-IRAMFVA(NBR) (2)
       4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)
       4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)
       4.15   Voluntary TDA Group Variable Annuity and Certificate,
                Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)
       4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates,
                Form TDA.GMDB.OM-K & C  (6)
       4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract,
                Form GB10.OM-K & C (6)

       4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (6)(8)

       4.19   AUL American Series IRA Multiple Fund Individual Variable Annuity
               - Form IndividualORIRA (7)
       4.20   Amendment to the IRA Group Annuity Contract -
               Form IRAEGTRRAKAM (7)
       4.21   AUL American Series Roth IRA Multiple Fund Group Variable Annuity
               - Form IRA/GBSEP/GBSIMPLE.OM-K (7)
       4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) -
               Form IRA/GBSEP/GBSIMPLE.OM-K (7)
       4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (7)
       4.24   AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K
               (Unall) (10)
--------------------------------------------------------------------------------
     (1) Re-filed with the Registrant's Post-Effective Amendment No. 15
           (File No. 33-31375) on April 30, 1998.
     (2) Filed with the Registrant's Post-Effective Amendment No. 17
           (File No. 33-31375) on April 30, 1999.
     (3) Filed with the Registrant's Post-Effective Amendment No. 18
           (File No. 33-31375) on June 21, 1999.
     (4) Filed with the Registrant's Post-Effective Amendment No. 20
           (File No. 33-31375) on April 27, 2001.
     (5) Filed with the Registrant's Post-Effective Amendment No. 21
           (File No. 33-31375) on July 27, 2001.
     (6) Filed with the Registrant's Post-Effective Amendment No. 22
           (File No. 33-31375) on May 1, 2002.
     (7) Filed with the Registrant's Post-Effective Amendment No. 23
           (File No. 33-31375) on April 30, 2003.
     (8)  Filed with the Registrant's Post-Effective Amendment No. 26
           (File No. 33-31375) on April 28, 2004.
     (9)  Filed with the Registrant's Post-Effective Amendment No. 27
           (File No. 33-31375) on July 2, 2004.

     (10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

    5. Application Forms and other forms:
       5.1    AUL American Series Enrollment Form P-12464 (1)
       5.2.   Employer Sponsored TDA Enrollment Form P-12477 (1)
       5.3    AUL Select Annuity Enrollment Form P-14009 (1)
       5.4    Application for No-Load IRA Contract, P-12503 (2)
       5.5    AUL American Series Enrollment Form P-11464 G (6)
       5.6    Employer-Sponsored Tax Deferred Annuity Enrollment
                Form P-12477 L (6)
    6. Certificate of Incorporation and By-Laws of the Depositor
       6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)
       6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)
       6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)
       6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(8)
    7. Not applicable
    8. Form of Participation Agreements:
       8.1    Form of Participation Agreement with Alger American Fund (1)
       8.2.1 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)
       8.2.2 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)

       8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc.(5)(8)

       8.3    Form of Participation Agreement with Calvert Variable Series (1)
       8.4    Form of Participation Agreement with Fidelity Variable
                Insurance Products Fund (1)
       8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)
       8.6    Form of Participation Agreement with Janus Aspen Series (1)

       8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (5)(8)

       8.8    Form of Participation Agreement with Safeco Resource Series
                Trust(1)
       8.9.   Form of Participation Agreement with T. Rowe Price Equity
                Series, Inc. (5)
       8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (5)
       8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (5)
       8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance
                Company(R) (5)
       8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (7)
       8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)
       8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance
                Company(R) (7)(8)
       8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (7)
       8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (7)
       8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (7)
       8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance
                Company(R) (7)
       8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (7)
       8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (7)
       8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (7)
       8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (7)
       8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)
       8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (8)
       8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (9)
       8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (9)

       8.28 Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company(R) (10)
       8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (10)
       8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (10)
       8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (10)
       8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance
                Company(R) (10)
       8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance
                Company(R) (10)
       8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance
                Company(R) (10)
       8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (10)
       8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance
                Company(R) (10)

    9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)
   10. Miscellaneous Consents
       10.1   Consent of Independent Auditors (8)
       10.2   Consent of Dechert Price & Rhoads (1)
       10.3   Powers of Attorney (7)
   11. Not applicable
   12. Not applicable




--------------------------------------------------------------------------------
     (1) Re-filed with the Registrant's Post-Effective Amendment No. 15
           (File No. 33-31375) on May 26, 1998.
     (2) Filed with the Registrant's Post-Effective Amendment No. 17
           (File No. 33-31375) on April 30, 1999.
     (3) Filed with the Registrant's Post-Effective Amendment No. 18
           (File No. 33-31375) on June 21, 1999.
     (4) Filed with the Registrant's Post-Effective Amendment No. 20
           (File No. 33-31375) on April 27, 2001.
     (5) Filed with the Registrant's Post-Effective Amendment No. 21
           (File No. 33-31375) on July 27, 2001.
     (6) Filed with the Registrant's Post-Effective Amendment No. 22
           (File No. 33-31375) on May 1, 2002.
     (7) Filed with the Registrant's Post-Effective Amendment No. 23
           (File No. 33-31375) on April 30, 2003.
     (8)  Filed with the Registrant's Post-Effective Amendment No. 26
           (File No. 33-31375) on April 28, 2004.
     (9)  Filed with the Registrant's Post-Effective Amendment No. 27
           (File No. 33-31375) on July 2, 2004.

     (10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI's preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") Integra, is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

LFS REINSURANCE CO., LTD. ("LFS") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a subsidiary of its parent, Lendmark Financial Services Inc. On June 29, 2004, AUL invested $400,000 and received 1,325 shares of preferred stock in LFS, until then a wholly-owned subsidiary of Lendmark Financial Services Inc. As a result of this transaction, AUL has acquired a 21.72% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $2,500,000 and received 26,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850), was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of February 7, 2005, there are 620 million authorized shares; currently, 602 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2004. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2004, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2004, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT (AUL AMERICAN UNIT TRUST File No. 811-5929), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS


As of March 31, 2005, there were 2,763 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.


Item 29. PRINCIPAL UNDERWRITERS

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------

          R. Dempsey Adkins                       Director

          Nicholas A. Filing                      Chairman of the Board and President;
                                                   Director

          Constance E. Lund                       Treasurer; Director

          James M. Kellett                        Vice President, Individual Marketing
                                                   Services; Director

          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations

          Joseph M. Urban                         Chief Compliance Officer and Financial Operations
                                                   Principal

          William F. Yoerger                      Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations

------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon Rule 6c-7 under the Investment Company Act of 1940 (17 CFR 270.6c-7), Exemptions from Certain Provisions of Sections 22(e) and 27 for Registered Separate Accounts Offering Variable Annuity Contracts to Participants in the Texas Optional Retirement Program, and the provisions of paragraphs
          (a) through (d) of this rule have been complied with.

(b) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (Novem-ber 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs
          (1)-(4) of this letter have been complied with.

(c) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 29th day of April, 2005.




                               AUL AMERICAN UNIT TRUST (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO



* By:  /s/ John C. Swhear
       _____________________________________
       John C. Swhear as attorney-in-fact

Date: April 29, 2005



As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


_______________________________     Director, Chief            April 29, 2005
J. Scott Davison*                   Financial Officer


_______________________________     Director                   April 29, 2005
Constance E. Lund*


_______________________________     Director                   April 29, 2005
Dayton H. Molendorp*


_______________________________     Director                   April 29, 2005
Mark C. Roller*


_______________________________     Director                   April 29, 2005
G. David Sapp*


_______________________________     Director                   April 29, 2005
Thomas M. Zurek*




    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  April 29, 2005

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------

     8.28             Form of Shareholder Services Agreement between Alliance
                       Global Investor Services, Inc. and American United Life Insurance Company(R)

     8.29             Form of Participation Agreement between AIM Variable
                       Insurance Funds and American United Life Insurance Company(R)

     8.30             Form of Service Agreement between Dreyfus Service
                       Corporation and American United Life Insurance Company(R)

     8.31             Form of First Amendment to the Participation Agreement
                       between Fidelity Distributors Corporation and American United Life Insurance Company(R)

     8.32             Form of Recordkeeping Services Agreement between Lord
                       Abbett Family of Funds and American United Life Insurance Company(R)

     8.33             Form of Participation Agreement between Neuberger Berman
                       Advisers Management Trust and American United Life Insurance Company(R)

     8.34             Form of Administrative Services Agreement between
                       OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R)

     8.35             Form of Participation Agreement between Pioneer Funds
                       Distributor, Inc. and American United Life Insurance Company(R)

     8.36             Form of Participation Agreement between Thornburg
                       Investment Management, Inc. and American United Life Insurance Company(R)


    10.1              Consent of Independent Auditors